UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

               Investment Company Act file number_811-00537

_Franklin Custodian Funds
(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)      (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:_650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 9/30/20

Item 1. Reports to Stockholders.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Custodian
Funds
September 30, 2020
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin DynaTech Fund
Franklin Focused Growth Fund
Franklin Growth Fund
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund

Internet Delivery of Fund Reports Unless You Request Paper Copies : Effective January 1,
2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary.
Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.
You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling
(800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Not FDIC Insured May Lose Value No Bank Guarantee
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Not part of the annual report

Shareholder Letter
Dear Shareholder:
During the 12 months ended September 30, 2020, the
U.S. economy grew moderately through the end of 2019
amid concerns about trade, but it contracted in 2020’s first and second quarters in response to the novel coronavirus
(COVID-19) pandemic. The U.S. Federal Reserve, having
lowered the federal funds rate twice earlier in 2019 amid
global trade tensions, lowered the rate by 0.25% at its
October 2019 meeting and then held it unchanged through
February 2020. However, given larger economic risks posed
by COVID-19, the Federal Reserve lowered its key rate
by 0.50% on March 3 and further by 1.00% on March 15,
decreasing the rate during the period from 2.00% to 0.25%.
The Federal Reserve also announced broad quantitative
easing measures to support credit markets and adjusted its
policy in August 2020 to allow more flexibility to keep interest rates low, while maintaining a 2% average inflation target.
The 10-year U.S. Treasury yield was 1.68% on September
30, 2019, and it decreased to 0.69% by the end of
September 2020. In this environment, the prices of U.S.
stocks, as measured by the Standard & Poor’s
®
500
Index (S&P 500
®
), rose 12.98%, (the index increasing
from 2,976.74 to 3,363.00).
1 ,2
Investment-grade bonds, as
measured by the Bloomberg Barclays U.S. Aggregate Bond
Index (Bloomberg Index), posted a +6.98% total return (an
index increase from 2,221.00 to 2,376.13), which includes
reinvestment of income and distributions.
3
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important
role of financial advisors in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
Franklin Custodian Funds’ annual report, covering Franklin
DynaTech Fund, Franklin Focused Growth Fund, Franklin
Growth Fund, Franklin Income Fund, Franklin U.S.
Government Securities Fund and Franklin Utilities Fund,
includes more detail about prevailing conditions and a
discussion about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin, welcome your
questions and comments, and look forward to serving your
future investment needs.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Custodian Funds
This letter reflects our analysis and opinions as of
September 30, 2020 , unless otherwise indicated. The
information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.
1. Source: Copyright © 2020, S&P Dow Jones Indices LLC. All rights reserved.
2. Source: Morningstar. The changes in index prices shown for the S&P 500 do not include reinvestments of income and distributions, which are included in its total return, which was: S&P 500 +15.15% (index total return resulting in a increase from 6,008.59 to 6,918.83).
3. Sources: Morningstar and Bloomberg Barclays indexes. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report

Contents
Annual Report
Economic and Market Overview
....................
3
Franklin DynaTech Fund
..........................
4
Franklin Focused Growth Fund
.....................
10
Franklin Growth Fund
.............................
16
Franklin Income Fund
............................
22
Franklin U.S. Government Securities Fund
...........
31
Franklin Utilities Fund
.............................
37
Financial Highlights and Statements of Investments
...
43
Financial Statements
.............................
107
Notes to Financial Statements
.....................
117
Report of Independent Registered
Public Accounting Firm
............................
147
Tax Information
..................................
148
Board Members and Officers
.......................
149
Shareholder Information
..........................
154
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s
®
500
Index (S&P 500
®
), posted solid gains during the 12-month
period. Equities advanced at the end of 2019, aided by
steady economic growth, easing trade tensions and the
U.S. Federal Reserve’s (Fed’s) supportive monetary policy.
However, a sharp selloff began in late February 2020 amid
investor fears of a global economic slowdown due to the
novel coronavirus (COVID-19) pandemic. Such fears drove
many investors to sell equity holdings in favor of investments perceived as safe, such as government bonds and cash.
Nevertheless, a steady equity market recovery amid
monetary and fiscal support led stocks, as measured by the
S&P 500, to reach all-time price highs in early September
2020. Nonetheless, several risks tempered investors’
enthusiasm in the period’s final month, including persistent
COVID-19 infection rates, fading hopes for additional
stimulus, and uncertainties surrounding the upcoming
presidential election.
Government-issued restrictions for mitigating the pandemic
severely curtailed economic activity beginning in March
2020. As a result, the unemployment rate surged to 14.7%
in April as many businesses announced mass layoffs.
1
The longest U.S. economic expansion in history ended in
February, according to the National Bureau of Economic
Research, and the country slipped into a deep recession
with second-quarter 2020 gross domestic product (GDP)
declining at a record pace. Economic growth resumed in
the third quarter at the fastest annualized rate on record as many businesses reopened, but the GDP remained below its
pre-pandemic level.
The Fed supported the U.S. economy both before and during
the pandemic, lowering the federal funds target rate twice
in late 2019 to a range of 1.50%–1.75% and implementing
two emergency rate cuts in March 2020, decreasing the rate
to a range of 0.00%–0.25%. Additionally, the Fed enacted
sweeping quantitative easing measures aimed at ensuring
credit flows to borrowers and supporting credit markets with unlimited amounts of bond purchasing. The U.S. federal
government also passed several rounds of fiscal stimulus,
providing aid to businesses, state and local governments
and individuals.
Benefiting from U.S. monetary and fiscal stimulus
measures, equities began to rebound at the end of March
2020. As states gradually reopened, economic activity
resumed, leading to declining jobless claims, a decreasing
unemployment rate and record-high increases in job
additions and existing home sales. Investor optimism
about potential COVID-19 vaccines, rising retail sales and
an economic rebound further supported equities. Despite
surging summer infection rates, a steady equity market
recovery amid monetary and fiscal support led stocks,
as measured by the S&P 500, to reverse earlier losses
and reach all-time price highs in early September 2020.
Late in the period, however, some signs emerged that the
economic recovery was stalling, including persistently high
unemployment claims and low consumer confidence, leading
stocks to reverse some of their earlier gains.
The foregoing information reflects our analysis and opinions as of September 30, 2020 . The information is not a complete analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report
Franklin DynaTech Fund
This annual report for Franklin DynaTech Fund covers the
fiscal year ended September 30, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation by investing primarily
in equity securities of companies that emphasize innovation
and new technologies, have superior management and
that benefit from new industry conditions in the dynamically changing global economy.
Performance Overview
The Fund’s Class A shares posted a +47.47% cumulative
total return for the 12 months under review. In comparison,
the Russell 1000
®
Growth Index, which is market
capitalization weighted and measures performance of those
Russell 1000
®
Index companies with relatively higher price-
to-book ratios and higher forecasted growth rates, posted a
total return of +37.53%.
1
Also for comparison, the broad U.S.
stock market as measured by the Standard & Poor’s 500
Index (S&P 500), posted a +15.15% return.
1
You can find
the Fund’s long-term performance data in the Performance
Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We use fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies
as those with strong and improving competitive positions in
attractive markets. We also believe important attributes of
quality are experienced and talented management teams as
well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and
returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of
multiple scenarios. In assessing value, we consider whether
security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.
Manager’s Discussion
During the reporting period, the information technology (IT)
sector contributed most to the Fund’s absolute performance.
Many IT companies enjoyed strong earnings over the period,
including ecommerce platform Shopify, information software
and services firm Microsoft and semiconductor company
NVIDIA, as COVID-19 accelerated the digital transformation
of companies.
Within communication services, online gaming company
SEA also contributed to results.
In the consumer discretionary sector, online marketplace
Amazon.com contributed to absolute results as people
increasingly turned to the online retailer for basic goods
as they spent more time at home, boosting sales. The
company also benefited from the increase in remote
working, which has made more companies reliant on
technology infrastructure provided by Amazon Web Services.
Portfolio Composition
9/30/20
% of Total
Net Assets
Software 21.5%
IT Services 15.2%
Internet & Direct Marketing Retail 13.6%
Health Care Equipment & Supplies 7.3%
Interactive Media & Services 6.4%
Semiconductors & Semiconductor Equipment 5.8%
Life Sciences Tools & Services 4.2%
Equity Real Estate Investment Trusts (REITs) 3.2%
Entertainment 3.1%
Health Care Technology 3.1%
Capital Markets 2.3%
Biotechnology 2.2%
Pharmaceuticals 1.8%
Professional Services 1.6%
Other 7.2%
Short-Term Investments & Other Net Assets 1.5%
1. Source: Morningstar.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trademark of Frank Russell
Company.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
48
.

Franklin DynaTech Fund

franklintempleton.com
Annual Report
Conversely, an investment in childcare and educational
services provider Bright Horizons Family Solutions detracted from performance as the early education provider faced
COVID-19 headwinds due to center closures.
In contrast, the industrials sector was a key detractor from absolute performance. The aerospace firm Boeing (not
held at period-end) was pressured and hard hit by both the
COVID-19 outbreak, which has drastically cut international
travel, and continued safety concerns about Boeing’s
flagship 737 MAX passenger airliner. Both of these factors
have led to significant order cancellations for the 737 MAX.
The shares of aerospace and electronics supplier HEICO
(not held at period-end) were also hit hard by the steep
decline in commercial air travel caused by COVID-19, which
impacts the demand for plane parts. Defense contractor
Raytheon (not held at period-end) hurt results as well.
Elsewhere, clinical trial disruptions brought on by COVID-19 pressured clinical trial analytics provider IQVIA Holdings (not held at period-end) in the health care sector.
Thank you for your continued participation in Franklin
Dynatech Fund. We look forward to serving your future
investment needs.
Matthew J. Moberg, CPA
Rupert H. Johnson, Jr.
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2020, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
9/30/20
Company
Industry , Country
% of Total
Net Assets
a a
Amazon.com, Inc. 7.7%
Internet & Direct Marketing Retail, United States
Microsoft Corp. 3.4%
Software, United States
Shopify, Inc. 2.8%
IT Services, Canada
ServiceNow , Inc. 2.6%
Software, United States
PayPal Holdings, Inc. 2.1%
IT Services, United States
Facebook, Inc. 2.1%
Interactive Media & Services, United States
Sea Ltd. 2.1%
Entertainment, Taiwan
Alphabet, Inc. 2.1%
Interactive Media & Services, United States
Adyen NV 2.0%
IT Services, Netherlands
NVIDIA Corp. 1.9%
Semiconductors & Semiconductor Equipment,
United States

Performance Summary as of September 30, 2020
Franklin DynaTech Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9/30/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +47.47% +39.36%
5-Year +194.07% +22.68%
10-Year +449.25% +17.90%
Advisor
1-Year +47.83% +47.83%
5-Year +197.82% +24.39%
10-Year +463.07% +18.87%
See page 8 for Performance Summary footnotes.

Franklin DynaTech Fund
Performance Summary

franklintempleton.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(10/1/10–9/30/20)
Advisor Class
(10/1/10–9/30/20)

Franklin DynaTech Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Stocks historically have outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the short term. Investments in fast-growing industries, like the technology and health care sectors (which have historically been volatile) could result in increased price fluctuation, especially over the short term, due to the rapid pace of product change and development and changes in gov-
ernment regulation of companies emphasizing scientific or technological advancement or regulatory approval for new drugs and medical instruments. The Fund may also invest in small- and mid-capitalization companies, which can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 1/31/21. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The Russell 1000 Growth Index is market capitalization-weighted and measures performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/1/19–9/30/20)
Share Class
Long-Term
Capital Gain
A $0.6598
C $0.6598
R $0.6598
R6 $0.6598
Advisor $0.6598
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.86% 0.87%
Advisor 0.61% 0.62%

Your Fund’s Expenses
Franklin DynaTech Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 4/1/20
Ending
Account
Value 9/30/20
Expenses
Paid During
Period
4/1/20–9/30/20
1,2
Ending
Account
Value 9/30/20
Expenses
Paid During
Period
4/1/20–9/30/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,518.03 $5.36 $1,020.74 $4.30 0.85%
C $1,000 $1,512.32 $10.05 $1,017.00 $8.07 1.60%
R $1,000 $1,516.12 $6.93 $1,019.49 $5.56 1.10%
R6 $1,000 $1,520.60 $3.18 $1,022.48 $2.55 0.50%
Advisor $1,000 $1,519.97 $3.79 $1,022.00 $3.04 0.60%

franklintempleton.com
Annual Report
Franklin Focused Growth Fund
This annual report for Franklin Focused Growth Fund
covers the fiscal year ended September 30, 2020. The
Fund commenced operations on April 12, 2016, and began
offering Class A, Class C, Class R and Class R6 shares on
February 14, 2020.
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation by investing in an
equity securities portfolio of approximately 20–50 companies that we believe offers a compelling trade-off between growth opportunity, business and financial risk and valuation.
Performance Overview
The Fund’s Class A shares posted a +50.77% cumulative
total return for the 12 months under review.
1
In comparison,
the Russell 1000
®
Growth Index, which is market
capitalization weighted and measures performance of those
Russell 1000
®
Index companies with relatively higher price-
to-book ratios and higher forecasted growth rates, posted a
total return of +37.53%.
2
You can find the Fund’s long-term
performance data in the Performance Summary beginning
on page 12 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We use fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies
as those with strong and improving competitive positions in
attractive markets. We also believe important attributes of
quality are experienced and talented management teams as
well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and
returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of
multiple scenarios. In assessing value, we consider whether
security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.
Manager’s Discussion
During the period under review, the information technology
(IT) sector contributed most to the Fund’s absolute
performance. Many IT companies enjoyed strong earnings
over the period, including information software and services firm Microsoft, ecommerce platform Shopify, semiconductor
Portfolio Composition
9/30/20
% of Total
Net Assets
Software 18.8%
IT Services 15.2%
Internet & Direct Marketing Retail 14.2%
Health Care Equipment & Supplies 9.1%
Interactive Media & Services 6.8%
Semiconductors & Semiconductor Equipment 5.8%
Entertainment 4.0%
Health Care Technology 2.5%
Professional Services 2.5%
Media 2.2%
Electric Utilities 2.2%
Food & Staples Retailing 1.9%
Equity Real Estate Investment Trusts (REITs) 1.9%
Life Sciences Tools & Services 1.9%
Industrial Conglomerates 1.7%
Capital Markets 1.3%
Automobiles 1.3%
Other 0.9%
Short-Term Investments & Other Net Assets 5.8%
1. Effective 2/14/20, the Fund began offering Class A shares. Class A performance shown has been calculated as follows: (a) for periods prior to 2/14/20, a restated figure is used based on the Fund’s Advisor Class performance that includes any Rule 12b-1 rate differential that exists between Class A and Advisor Class; and (b) for periods after
2/14/20, actual Class A performance is used, reflecting all charges and fees applicable to that class.
2. Source: Morningstar.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell
Company.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 58 .

Franklin Focused Growth Fund

franklintempleton.com
Annual Report
company NVIDIA and cloud-based IT service management
company ServiceNow, as COVID-19 accelerated the digital
transformation of companies.
In the consumer discretionary sector, online marketplace
Amazon.com contributed to absolute results as people
increasingly turned to the online retailer for basic goods
as they spent more time at home, boosting sales. The
company also benefited from the increase in remote working,
which has made more companies reliant on technology
infrastructure provided by Amazon Web Services.
In contrast, the industrials sector was a key detractor from absolute performance. The aerospace firm Boeing (not
held at period-end) was pressured and hard hit by both the
COVID-19 outbreak, which has drastically cut international
travel, and continued safety concerns about Boeing’s
flagship 737 MAX passenger airliner. Both of these factors
have led to significant order cancellations for the 737 MAX.
Defense contractor Raytheon (not held at period-end) and
industrial conglomerate Fortive (not held at period-end) hurt results as well.
Additionally, lackluster performance was evident in
derivatives exchange operator CME Group (not held at
period-end) in the financials sector and wireless tower
operator American Tower (not held at period-end) in the real estate sector.
Thank you for your participation in Franklin Focused Growth
Fund. We look forward to serving your future investment
needs.
Matthew J. Moberg, CPA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2020, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
9/30/20
Company
Industry , Country
% of Total
Net Assets
a a
Amazon.com, Inc. 9.5%
Internet & Direct Marketing Retail, United States
Microsoft Corp. 8.4%
Software, United States
Shopify, Inc. 4.9%
IT Services, Canada
Facebook, Inc. 4.6%
Interactive Media & Services, United States
ServiceNow , Inc. 4.4%
Software, United States
NVIDIA Corp. 4.2%
Semiconductors & Semiconductor Equipment,
United States
PayPal Holdings, Inc. 3.6%
IT Services, United States
Adyen NV 2.9%
IT Services, Netherlands
Danaher Corp. 2.9%
Health Care Equipment & Supplies, United
States
Mastercard , Inc. 2.7%
IT Services, United States

Performance Summary as of September 30, 2020
Franklin Focused Growth Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9/30/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +50.77% +42.47%
3-Year +99.02% +23.44%
Since Inception (4/12/16) +165.86% +22.90%
Advisor
1-Year +51.20% +51.20%
3-Year +100.57% +26.11%
Since Inception (4/12/16) +168.92% +24.80%
See page 14 for Performance Summary footnotes.

Franklin Focused Growth Fund
Performance Summary

franklintempleton.com
Annual Report
See page 14 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A (4/12/16–9/30/20)
Advisor Class (4/12/16– 9/30/20 )

Franklin Focused Growth Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramati-
cally if the company fails to meet those projections. The Fund may also invest in small- and mid-capitalization companies, which can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Foreign investing carries additional risks such as currency and market volatility, and political or social instability; risks which are heightened in developing countries. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction contractually guaranteed through 1/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 2/14/20, the Fund began offering Class A shares. Class A performance shown has been calculated as follows: (a) for periods prior to 2/14/20, a restated figure is used based on the Fund’s Advisor Class performance that includes any Rule 12b-1 rate differential that exists between Class A and Advisor Class; and (b) for periods after
2/14/20, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Source: Morningstar. The Russell 1000 Growth Index is market capitalization-weighted and measures performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/1/19–9/30/20)
Share Class
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A (2/14/20-9/30/20) — — —
C (2/14/20-9/30/20) — — —
R (2/14/20-9/30/20) — — —
R6 (2/14/20-9/30/20) — — —
Advisor $0.0218 $1.0640 $1.0858
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.11% 2.52%
Advisor 0.86% 2.27%

Your Fund’s Expenses
Franklin Focused Growth Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 4/1/20
Ending
Account
Value 9/30/20
Expenses
Paid During
Period
4/1/20–9/30/20
1,2
Ending
Account
Value 9/30/20
Expenses
Paid During
Period
4/1/20–9/30/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,509.90 $6.85 $1,019.55 $5.51 1.09%
C $1,000 $1,503.30 $11.46 $1,015.84 $9.23 1.83%
R $1,000 $1,509.60 $6.52 $1,019.80 $5.25 1.04%
R6 $1,000 $1,511.10 $5.27 $1,020.80 $4.24 0.84%
Advisor $1,000 $1,511.10 $5.32 $1,020.76 $4.28 0.85%

franklintempleton.com
Annual Report
Franklin Growth Fund
This annual report for Franklin Growth Fund covers the fiscal year ended September 30, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation by investing
substantially in equity securities of companies that are
leaders in their industries.
Performance Overview
The Fund’s Class A shares posted a +25.09% cumulative
total return for the 12 months under review. In comparison,
the Standard & Poor’s 500 Index (S&P 500), which is
a broad measure of U.S. stock performance, posted a
+15.15% total return.
1
You can find the Fund’s long-term
performance data in the Performance Summary beginning
on page 18 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We use fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies
as those with strong and improving competitive positions in
attractive markets. We also believe important attributes of
quality are experienced and talented management teams as
well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and
returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of
multiple scenarios. In assessing value, we consider whether
security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.
The investment manager’s process generally includes
an assessment of the potential impacts of any material
environmental, social and governance (“ESG”) factors on the
long-term risk and return profile of a company.
Manager’s Discussion
During the reporting period, the information technology
sector (IT) contributed most to the Fund’s absolute
performance. Many IT companies enjoyed strong earnings
over the period, including personal computing device
manufacturer and service provider Apple, information and
services firm Microsoft, cloud-based IT service management
company ServiceNow and semiconductor company NVIDIA,
as COVID-19 accelerated the digital transformation of
companies.
Portfolio Composition
9/30/20
% of Total
Net Assets
Software 14.1%
IT Services 6.9%
Internet & Direct Marketing Retail 6.7%
Health Care Equipment & Supplies 6.1%
Technology Hardware, Storage & Peripherals 5.8%
Road & Rail 4.7%
Semiconductors & Semiconductor Equipment 4.6%
Pharmaceuticals 4.6%
Life Sciences Tools & Services 4.4%
Aerospace & Defense 4.4%
Interactive Media & Services 4.2%
Machinery 3.5%
Professional Services 3.5%
Chemicals 3.3%
Capital Markets 2.9%
Beverages 2.8%
Electronic Equipment, Instruments &
Components 2.3%
Biotechnology 2.3%
Equity Real Estate Investment Trusts (REITs) 1.9%
Textiles, Apparel & Luxury Goods 1.3%
Entertainment 1.1%
Building Products 1.1%
Health Care Providers & Services 1.1%
Other 5.5%
Short-Term Investments & Other Net Assets 0.9%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
65
.

Franklin Growth Fund

franklintempleton.com
Annual Report
In the consumer discretionary sector, online marketplace
Amazon.com contributed to absolute results as people
increasingly turned to the online retailer for basic goods
as they spent more time at home, boosting sales. The
company also benefited from the increase in remote working,
which has made more companies reliant on technology
infrastructure provided by Amazon Web Services.
In contrast, the industrials sector was a key detractor from absolute performance. The aerospace firm Boeing (not
held at period-end) was pressured and hard hit by both the
COVID-19 outbreak, which has drastically cut international
travel, and continued safety concerns about Boeing’s
flagship 737 MAX passenger airliner. Both of these factors
have led to significant order cancellations for the 737 MAX.
Also in the sector, Northrop Grumman underperformed as
seasonally weak bookings and supply chain delays due
to COVID-19 disruptions have been challenging for the
aerospace contractor. Defense contractors Raytheon and
General Dynamics (not held at period-end) hurt results as
well.
In the materials sector, coatings company Axalta Coating
Systems (not held at period-end) faced demand headwinds
from the impact of global automotive production shutdowns
in the face of COVID-19.
Thank you for your continued participation in Franklin Growth
Fund. We look forward to serving your future investment
needs.
Serena Perin Vinton, CFA
Lead Portfolio Manager
Chris Anderson
Robert Rendler, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
9/30/20
Company
Industry , Country
% of Total
Net Assets
a a
Apple, Inc. 5.8%
Technology Hardware, Storage & Peripherals,
United States
Amazon.com, Inc. 5.7%
Internet & Direct Marketing Retail, United States
Microsoft Corp. 4.1%
Software, United States
ServiceNow , Inc. 2.6%
Software, United States
Alphabet, Inc. 2.5%
Interactive Media & Services, United States
Mastercard , Inc. 2.5%
IT Services, United States
Mettler -Toledo International, Inc. 2.2%
Life Sciences Tools & Services, United States
Union Pacific Corp. 2.1%
Road & Rail, United States
Northrop Grumman Corp. 1.8%
Aerospace & Defense, United States
Intuit, Inc. 1.7%
Software, United States
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of September 30, 2020
Franklin Growth Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9/30/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
1-Year +25.09% +18.22%
5-Year +113.70% +15.09%
10-Year +284.07% +13.76%
Advisor
1-Year +25.41% +25.41%
5-Year +116.39% +16.69%
10-Year +293.80% +14.69%
See page 20 for Performance Summary footnotes.

Franklin Growth Fund
Performance Summary

franklintempleton.com
Annual Report
See page 20 for Performance Summary footnotes
.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(10/1/10–9/30/20)
Advisor Class
(10/1/10–9/30/20)

Franklin Growth Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Historically, the Fund has focused on larger companies. The Fund may also invest in small, relatively new and/or unseasoned companies, which involves additional risks, as the price of these securities can be volatile, particularly over the short term.
The Fund may focus on particular sectors of the market from time to time, which can carry greater risks of adverse developments in such sectors. In addition, the
Fund may invest up to 40% of its net assets in stocks of foreign companies, which involve special risks, including currency fluctuations and economic as well as political uncertainty. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the econo-
mies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/1/19–9/30/20)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.4554 $5.9943 $6.4497
C – $5.9943 $5.9943
R $0.1320 $5.9943 $6.1263
R6 $0.8426 $5.9943 $6.8369
Advisor $0.7272 $5.9943 $6.7215
Total Annual Operating Expenses
5
Share Class
A 0.84%
Advisor 0.59%

Your Fund’s Expenses
Franklin Growth Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 4/1/20
Ending
Account
Value 9/30/20
Expenses
Paid During
Period
4/1/20–9/30/20
1,2
Ending
Account
Value 9/30/20
Expenses
Paid During
Period
4/1/20–9/30/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,380.55 $4.86 $1,020.92 $4.12 0.82%
C $1,000 $1,375.28 $9.30 $1,017.17 $7.90 1.57%
R $1,000 $1,378.84 $6.34 $1,019.67 $5.39 1.07%
R6 $1,000 $1,382.64 $2.87 $1,022.59 $2.44 0.48%
Advisor $1,000 $1,382.17 $3.38 $1,022.17 $2.87 0.57%

franklintempleton.com
Annual Report
Franklin Income Fund
This annual report for Franklin Income Fund covers the fiscal year ended September 30, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to maximize income, while maintaining
prospects for capital appreciation by investing, under normal market conditions, in a diversified portfolio of debt and equity securities.
Performance Overview
The Fund’s Class A shares posted a cumulative total return
of -4.48% for the 12 months under review. In comparison,
the Fund’s equity benchmark, the Standard & Poor’s 500
Index (S&P 500), which is a broad measure of U.S. stock
performance, posted a +15.15% total return.
1
The Fund’s
secondary benchmark, the blended 50% MSCI USD High
Dividend Yield Index + 25% Bloomberg Barclays High
Yield Very Liquid Index + 25% Bloomberg Barclays U.S.
Aggregate Bond Index (Blended Benchmark), which is a
combination of leading stock and bond indexes, posted a
+1.59% total return.
2
The Fund’s peers, as measured by
the Lipper Mixed-Asset Target Allocation Moderate Funds
Classification Average, which consists of funds chosen by
Lipper that, by practice, maintain a mix of 40% to 60% equity securities, with the remainder in bonds and cash, posted
a +5.65% total return.
3
You can find the Fund’s long-term
performance data in the Performance Summary beginning
on page 26 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
In analyzing debt and equity securities, we consider
such factors as a company’s experience and managerial
strength; responsiveness to changes in interest rates and
business conditions; debt maturity schedules and borrowing
requirements; changing financial condition and market
recognition of the change; and a security’s relative value
based on such factors as anticipated cash flow, interest or
dividend coverage, asset coverage and earnings. When
choosing investments for the Fund, we apply a bottom-up,
value oriented, long-term approach, focusing on the market
price of a company’s securities relative to the investment
manager’s evaluation of the company’s long-term earning,
asset value and cash flow potential.
Manager’s Discussion
During the period under review, our equity weighting
increased from 47.8% to 64.2%, and our fixed income
weighting decreased from 50.0% to 33.8%. The Fund’s cash
position decreased from 2.2% to 2.0% of total net assets.
The period under review was characterized by a relatively
calm beginning with an improving growth outlook and easing
trade tensions. What followed was an unprecedented
period of volatility for risk assets. The novel coronavirus
(COVID-19) pandemic hobbled global growth, which led to
the sharpest contraction on record as economies across
the globe implemented aggressive initiatives to try to control the spread of the virus. Historic monetary and fiscal policy intervention globally, as well as the gradual reopening of
economies during the second half of the period under review
led to a sharp reversal in risk assets.
At period-end, the global economy remained in the midst of
a sharp recovery from the COVID-19 induced shutdowns
with a number of geographies around the world dealing with
new spikes in infections. The second quarter of 2020 saw
sharp U.S. GDP declines, which we believe are expected
to reverse to large quarter-over-quarter gains in the third
quarter, but there continue to be concerns around the
sustainability of the recovery and how broad based it will be with certain segments and sectors of the market seemingly
not participating in the broader recovery. A contentious U.S.
election cycle adds to uncertainty as we look out to the fourth quarter of 2020.
Weakening demand for energy due to the sharp contraction
in economic activity as a result of the pandemic was also
compounded by a market share battle, which resulted as
negotiations broke down between major oil producers within
the Organization of the Petroleum Exporting Countries
1. Source: Morningstar.
2. Source: Factset. The Fund’s Blended Benchmark was calculated internally and rebalanced monthly.
3. Source: Lipper, a Thomson Reuters Company. For the 12-month period ended 9/30/20, this category consisted of 584 funds. Lipper calculations do not include sales charges or expense subsidization by a fund’s manager. The Fund’s performance relative to the average may have differed if these and other factors had been considered.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
76
.

Franklin Income Fund

franklintempleton.com
Annual Report
(collectively OPEC+, including Saudi Arabia and Russia).
Oil prices recovered relative to their peak declines of greater than 60%, ending the period down roughly 35% from the
beginning of the period.
The markets began the year with volatility relatively subdued through the middle of February 2020, with record spikes in
volatility to all-time highs in March 2020, before a steady
decline through the rest of the period under review, although still elevated compared to levels at the start of the period, as measured by The CBOE Volatility Index (VIX). Risk free
assets, U.S. Treasury securities in particular, rallied during the peak periods of volatility and have stayed relatively
rangebound for the final six months of the period under
review. The yield on 10-year U.S. Treasuries declined from
1.66% at the start of the period to 0.68% at period-end.
The Fund declined 3.86% during the period with losses
experienced in February and March 2020 as COVID-19
triggered the fastest bear market on record followed by
the fastest recovery from a bear market on record as
well. Dividend stocks, particularly value-oriented sectors,
underperformed and the equity component of the Funds
blended benchmark declined with the MSCI USA High
Dividend Yield Index posting negative returns for the
12-month period. Corporate credit struggled in response to
the onset of the COVID-19, but record fiscal and monetary
accommodation thawed out lending markets leading to
unprecedented supply, as well as notable spread tightening
from their peaks during the period. Buoyed by the rally in
U.S. Treasuries, the benchmark Bloomberg Barclays U.S.
Aggregate Bond Index and the Bloomberg Barclays U.S.
High Yield Very Liquid Index both posted positive returns.
The Fund entered the period with a fairly balanced weighting across fixed-income and equity securities, while also holding a portion in cash equivalents. The Fund had a considerable
shift in asset-mix over the course of the 12-month period,
which resulted in a reduction in the fixed-income weighting
and an increase in equity weighting, while continuing to hold a portion in cash equivalents.
*Includes senior floating rate interests and index-linked notes.
Fixed Income holdings declined during the period but
posted positive returns with outperformance (relative to
equities during the period) offset by shifts in asset allocation as we reduced holdings of U.S. Treasuries and Agency
MBS in order to take advantage of lower equity prices and
valuations. Relative to the Fund’s blended fixed-income
benchmark, Fund holdings underperformed due to the
shorter duration profile of the Fund’s assets relative to the benchmark as well as the notable negative performance of
energy bond holdings.
U.S. Treasury and Agency MBS holdings as well as positions
in the health care, financials and communication services
sectors generated positive absolute returns during the period
Portfolio Composition
9/30/20
% of Total
Net Assets
Health Care Providers & Services 10.6%
Banks 9.7%
Pharmaceuticals 8.3%
Oil, Gas & Consumable Fuels 7.0%
Electric Utilities 6.7%
Semiconductors & Semiconductor Equipment 5.6%
Media 3.1%
Diversified Financial Services 3.1%
Beverages 3.0%
Multi-Utilities 3.0%
Diversified Telecommunication Services 2.8%
Wireless Telecommunication Services 2.1%
Metals & Mining 2.1%
Software 2.0%
Aerospace & Defense 1.9%
Capital Markets 1.8%
Energy Equipment & Services 1.6%
Insurance 1.6%
Automobiles 1.6%
Household Products 1.4%
Interactive Media & Services 1.3%
Thrifts & Mortgage Finance 1.3%
IT Services 1.2%
Internet & Direct Marketing Retail 1.2%
Machinery 1.1%
Consumer Finance 1.1%
Other 12.0%
Short-Term Investments & Other Net Assets 1.8%
Top Five Fixed Income Holdings
*
9/30/20
Company
Industry , Country
% of Total
Net Assets
a a
CHS/Community Health Systems, Inc. 5.4%
Health Care Providers & Services , United States
Tenet Healthcare Corp. 3.1%
Health Care Providers & Services , United States
GNMA II, Single-family, 30 Year 1.5%
Diversified Financial Services , United States
U.S. Treasury Bonds 1.5%
Diversified Financial Services , United States
DISH DBS Corp. 1.4%
Media , United States

Franklin Income Fund

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Annual Report
with the most notable outperformers relative to benchmark
positioning attributed to the communication services and
health care sectors.
Within health care, the debt of high-yield rated hospital
company Tenet Healthcare paced fixed income returns
alongside high-yield pharmaceutical companies Endo and
Bausch Health. Debt holdings from companies including
Davita, HCA, CVS Health, Mylan NV, Bayer, AbbVie, and
Cigna also generated positive total returns during the period.
Hospital company CHS/Community Health Systems was a
notable detractor from the sector during the period due to the company’s positioning heading into the COVID-19 induced
disruptions.
Communication services holdings in Sprint Corp. helped
lead sector returns as the company’s debt securities
performed particularly well in response to the completion of the long-awaited merger with T-Mobile (not a Fund holding).
Relatedly, DISH DBS Corp. holdings also benefited from
the Sprint/T-Mobile merger as the company was able to
acquire seemingly attractive assets being sold to satisfy the regulatory requirement associated with the merger.
Corporate bond weakness was felt most acutely in the
energy sector due to the double hit from extreme demand
destruction as a result of COVID-19 and rising supplies
due to the market share war, which resulted following the
breakdown in negotiations with the OPEC+ oil producers
during the period. Energy sector fixed-income holdings
declined over the period with the most substantial declines
experienced by Chesapeake Energy, Weatherford
International, and HighPoint Operating Corporation.
Consumer discretionary holdings were the only other
detractor from absolute returns during the period among
fixed-income sectors. Consumer discretionary holdings
struggled as businesses across the country succumbed to
COVID-19 containment measures causing many businesses
to shut completely, while consumers were urged to stay
home to stop the spread. As a result, holdings such as
24-Hour Fitness Worldwide (not held at period-end), AMC
Entertainment (not held at period-end), and Belk department
stores suffered notable losses during the period.
Equity holdings increased over the period. As an asset-
class, equities underperformed during the period. We used
the weakness and volatility during the second half of the
period under review (with a focus during the months of
February and March 2020) to shift assets out of areas that
outperformed including U.S. Treasuries and Agency MBS,
while adding to common stocks, convertible securities, and
equity linked notes.
*Includes convertible bonds.
Information technology and health care holdings were large
positive absolute contributors during the period with the
communication services, industrials, and materials sectors
providing notable positive contributions as well.
All the Fund’s equity positions in the information technology sector were positive contributors during the period with
holdings of semiconductor companies Broadcom and Texas
Instruments leading returns. Other notable contributors
included Microsoft, Intel, Apple, Oracle, Analog Devices and
NVIDIA.
Pharmaceutical players AstraZeneca and Bristol-Myers
Squibb were top health care performers in the period under
review with notable positive contributions from Pfizer,
Johnson & Johnson, Merck & Company, AbbVie and CVS
Health.
Top performers in the Fund outside of information technology and health care were Rio Tinto in the materials sector and
United Parcel Service and Union Pacific in the industrials
sector.
During the period, negative absolute performance was
focused on the significant weakness in the energy and
financials with more modest declines in real estate and
utilities.
Losses in energy holdings were widespread during the
period with minimal differentiation related to long-term
viability. The Funds weighting in the sector for equity
holdings declined over the period. Losses were extreme
among both oil and gas producers and oilfield service
companies with sharp declines experienced by Exxon Mobil,
Occidental Petroleum, Weatherford International, and Royal
Dutch Shell.
Financials sector holdings struggled with rapidly falling
interest rates and fears of elevated credit losses as
recessionary conditions took hold due to COVID-19.
Top Five Equity Holdings*
9/30/20
Company
Industry , Country
% of Total
Net Assets
a a
JPMorgan Chase & Co. 2.4%
Banks , United States
Southern Co. (The) 2.1%
Electric Utilities , United States
Chevron Corp. 1.9%
Oil, Gas & Consumable Fuels , United States
Dominion Energy, Inc. 1.8%
Multi-Utilities , United States
PepsiCo, Inc. 1.6%
Beverages , United States

Franklin Income Fund

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Annual Report
Holdings of Wells Fargo, Bank of America, Truist Financial,
Barclays, and JP Morgan Chase all negatively impacted
Fund results.
During the period, the Fund used derivatives such as equity
call and put options to sell and reduce positions and/or to
initiate and add to positions. The Fund also used equity
index put spreads, which generated losses during the period
under review.
Thank you for your continued participation in Franklin
Income Fund. We look forward to serving your future
investment needs.
Edward D. Perks, CFA
Lead Portfolio Manager
Brendan Circle, CFA
Todd Brighton, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of September 30, 2020
Franklin Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9/30/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year -4.48% -8.06%
5-Year +29.14% +4.45%
10-Year +71.46% +5.14%
Advisor
1-Year -3.86% -3.86%
5-Year +30.50% +5.47%
10-Year +74.98% +5.75%
Share Class
Distribution
Rate
5
30-Day
Standardized
Yield
6
A 5.44% 3.11%
Advisor 5.91% 3.48%
See page 29 for Performance Summary footnotes.

Franklin Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 29 for Performance Summary footnotes
.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(10/1/10–9/30/20)
Advisor Class
(10/1/10–9/30/20)

Franklin Income Fund
Performance Summary

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Annual Report
Net Asset Value
Share Class (Symbol) 9/30/20 9/30/19 Change
A (FKIQX) $2.08 $2.30 -$0.22
A1 (FKINX) $2.08 $2.30 -$0.22
C (FCISX) $2.12 $2.34 -$0.22
R (FISRX) $2.04 $2.26 -$0.22
R6 (FNCFX) $2.07 $2.29 -$0.22
Advisor (FRIAX) $2.07 $2.28 -$0.21
Distributions
(10/1/19–9/30/20)
Share Class
Net Investment
Income
A $0.1176
A1 $0.1200
C $0.1084
R $0.1120
R6 $0.1236
Advisor $0.1224
Total Annual Operating Expenses
10
Share Class
A 0.72%
Advisor 0.47%
See page 29 for Performance Summary footnotes.

Franklin Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund’s portfolio includes a substantial portion of higher-yielding, lower-rated corporate bonds and some floating rate loans, which are also higher-yielding and lower-rated. These investments have more credit risk than investment-grade securities and are subject to increased risk of default and potential loss of principal. The Fund’s share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Foreign investing involves additional risks such as currency and market volatility, as well as political and social instability. Unexpected events and their aftermaths, such as the spread of deadly dis-
eases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s September dividend and the maximum offering price (NAV for Advisor Class) per share on 9/30/20.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
8. Source: Factset. The Blended 50% MSCI USD High Dividend Yield Index + 25% Bloomberg Barclays High Yield Very Liquid Index + 25% Bloomberg Barclays U.S. Aggre-
gate Index measures performance of high dividend-paying global and developed and emerging stocks, noninvestment-grade corporate bonds and tracks performance of the
U.S. investment-grade bond market.
9. Source: Lipper, a Thomas Reuters Company. The Lipper Mixed-Asset Target Allocation Moderate Funds Classification Average is calculated by averaging the total returns of all funds within the Lipper Mixed-Asset Target Allocation Moderate Funds classification in the Lipper Open-End underlying funds universe. Lipper Mixed-Asset Target Allo-
cation Moderate Funds are defined as funds that, by portfolio practice, maintain a mix of between 40%–60% equity securities, with the remainder invested in bonds, cash and cash equivalents. For the one-year period ended 9/30/20, there were 584 funds in this category. Lipper calculations do not include sales charges or expense subsidization by a fund’s manager. The Fund’s performance relative to the average may have differed if these and other factors had been considered.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.

Your Fund’s Expenses
FRANKLIN INCOME FUND

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 4/1/20
Ending
Account
Value 9/30/20
Expenses
Paid During
Period
4/1/20–9/30/20
1,2
Ending
Account
Value 9/30/20
Expenses
Paid During
Period
4/1/20–9/30/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,103.80 $3.77 $1,021.42 $3.62 0.72%
A1 $1,000 $1,104.20 $3.25 $1,021.92 $3.12 0.62%
C $1,000 $1,104.90 $5.88 $1,019.41 $5.64 1.12%
R $1,000 $1,104.40 $5.16 $1,020.10 $4.95 0.98%
R6 $1,000 $1,105.90 $2.07 $1,023.03 $1.99 0.39%
Advisor $1,000 $1,111.40 $2.47 $1,022.66 $2.36 0.47%

franklintempleton.com
Annual Report
Franklin U.S. Government Securities Fund
This annual report for Franklin U.S. Government Securities
Fund covers the fiscal year ended September 30, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks income by investing at least 80% of its net
assets in U.S. government securities. The Fund presently
invests substantially all of its assets in Government National
Mortgage Association obligations (Ginnie Maes).
Since 1983, the Fund has invested substantially in Ginnie
Mae securities, which carry a guarantee backed by the
full faith and credit of the U.S. government as to the
timely payment of interest and principal.
1
Issued by the
Government National Mortgage Association (GNMA),
Ginnie Maes have been among the highest yielding U.S.
government obligations available.
Performance Overview
The Fund’s Class A shares posted a +3.01% cumulative total
return for the 12 months under review. In comparison, the
Bloomberg Barclays U.S. Government - Intermediate Index,
the intermediate component of the Bloomberg Barclays
U.S. Government Index, posted a +5.98% total return.
2
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 33 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
togo to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We currently invest the Fund’s assets substantially in GNMA
obligations. We analyze securities using proprietary models
to help us identify attractive investment opportunities.
Manager’s Discussion
Interest-rates were generally range bound for the first half of the reporting period but ended the period significantly lower across the yield curve. As the seriousness of COVID-19
became increasingly apparent over the first quarter of 2020, risk aversion and volatility in financial markets rose sharply and U.S. Treasuries rallied. The 10-year Treasury yield
declined 99 basis points (bps) over the 12 months, ending
the period at 0.69%.
Prepayment risk remains elevated with mortgage rates at
record lows. While prepayments have increased, overall
prepayment activity has been somewhat constrained due
to elevated primary and secondary market spreads. As the
economy recovers, we expect prepayments to rise with
currently more than half of the agency MBS universe having
an incentive to refinance at current rates. Additionally,
if the primary/secondary spreads were to normalize to
historical averages, almost all mortgages in the universe
would have an incentive to be refinanced. An increase in
forbearance requests starting in March 2020 contributed to
higher involuntary prepayments and an increase in overall
prepayment speeds. However, forbearance requests have
been declining recently, which could lead to lower involuntary prepayments in the coming months.
Through the end of September 2020, the Fed had purchased
over $1.1 trillion of agency MBS. Their sizable purchases
of agency MBS should continue to support the market,
potentially limiting spread widening and keeping spreads
range bound.
The U.S. housing sector was fundamentally sound coming
into the most recent economic downturn and it is our
expectation that current supply and demand forces remain
supportive of the sector. Recent U.S. housing market data
showed that activity continued at a brisk pace as COVID-19
pent-up demand fueled by historically low mortgage interest
rates was met with a dwindling supply.
The Fund maintains a conservative, disciplined investment
strategy and invests primarily in GNMA mortgage pass-
throughs, which remain the only MBS that are backed by
Portfolio Composition
9/30/20
% of Total
Net Assets
Mortgage-Backed Securities 97.0%
Other 0.4%
Short-Term Investments & Other Net Assets 2.6%
1. Securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government, its agencies or instrumentalities as to the timely payment of principal and interest. The Fund’s yield and share price are not guaranteed and will vary with market conditions.
2. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
96
.

Franklin U.S. Government Securities Fund

franklintempleton.com
Annual Report
the full faith and credit of the U.S. government—the same
guarantee applicable to U.S. Treasuries.
1
We believe
our collateral-intensive research approach can allow us
to uncover dislocations across the GNMA markets and
associated mispricing of prepayment risk. We continue to
focus on specified pools where we believe our experience
and continual investment in new technologies help us
uncover these discrepancies.
Agency mortgage-backed securities (MBS) posted positive
total returns but underperformed the strong performance
similar duration U.S. Treasuries. Within the MBS sector,
Fannie Mae (FNMA) MBS was the best performer with a
4.59% total return, followed by Freddie Mac (FHLMC) MBS
and Ginnie Mae (GNMA) MBS, which returned 4.51% and
3.86%, respectively. Within the GNMA sector, GNMA II 2.5%
and GN I 4.5% and 4.0% coupons were the best performers,
while GNMA I 5.0% and GN II 2.0% coupons lagged.
During the period, the portfolio retained a higher weighting to GNMA IIs (pools of mortgages from multiple issuers) than
GNMA Is (pools of mortgages from single issuers). Over the
period, we added to GNMA II 2.5% and 3.0% coupons, while
reducing exposure to GN II 3.5% and 4.0% coupons. Our
heaviest allocation was in 3.0% and 3.5% coupons at period-
end, but we remain underweight both coupons relative to the
index.
The Fund’s overweight allocation to GN I 4.0% through 5.0%
coupons benefited performance, as did security selection in
GN II 2.5%, 3.0% and 4.0% coupons. Underweight allocation
to GN II 3.0% and 4.5% coupons were the largest detractors
from performance.
Thank you for your continued participation in Franklin U.S.
Government Securities Fund. We welcome your comments
and questions and look forward to serving your investment
needs in the years ahead.
Paul Varunok
Neil Dhruv
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2020, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of September 30, 2020
Franklin U.S. Government Securities Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9/30/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year +3.01% -0.86%
5-Year +10.37% +1.22%
10-Year +24.35% +1.81%
Advisor
1-Year +3.23% +3.23%
5-Year +11.32% +2.17%
10-Year +26.36% +2.37%
30-Day Standardized Yield
7
Share Class
Distribution
Rate
6
(with fee
waiver)
(without fee
waiver)
A 2.18% 1.82% 1.82%
Advisor 2.51% 2.15% 2.15%
See page 35 for Performance Summary footnotes.

Franklin U.S. Government Securities Fund
Performance Summary

franklintempleton.com
Annual Report
See page 35 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(10/1/10–9/30/20)
Advisor Class
(10/1/10–9/30/20)

Franklin U.S. Government Securities Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including loss of principal. The Fund’s share price and yield will be affected by interest rate movements and mortgage prepay-
ments. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the
Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war;
and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 1/31/21. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s September dividend and the maximum offering price (NAV for Advisor Class) per share on 9/30/20.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. Bloomberg Barclays U.S. Government Intermediate Index, the intermediate component of the Bloomberg Barclays U.S. Government Index, which includes public obligations of the U.S. Treasury with at least one year to final maturity and publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/1/19–9/30/20)
Share Class
Net Investment
Income
A $0.1608
A1 $0.1660
C $0.1354
R $0.1441
R6 $0.1815
Advisor $0.1749
Total Annual Operating Expenses
9
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.89% 0.90%
Advisor 0.64% 0.65%

Your Fund’s Expenses
Franklin U.S. Government Securities Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 4/1/20
Ending
Account
Value 9/30/20
Expenses
Paid During
Period
4/1/20–9/30/20
1,2
Ending
Account
Value 9/30/20
Expenses
Paid During
Period
4/1/20–9/30/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,002.84 $4.42 $1,020.59 $4.45 0.88%
A1 $1,000 $1,001.67 $3.86 $1,021.15 $3.89 0.77%
C $1,000 $999.11 $6.36 $1,018.64 $6.42 1.27%
R $1,000 $1,001.42 $5.61 $1,019.40 $5.66 1.12%
R6 $1,000 $1,004.49 $2.63 $1,022.37 $2.66 0.53%
Advisor $1,000 $1,002.39 $3.11 $1,021.90 $3.14 0.62%

franklintempleton.com
Annual Report
Franklin Utilities Fund
This annual report for Franklin Utilities Fund covers the fiscal year ended September 30, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks both capital appreciation and current
income by investing at least 80% of its net assets in
the securities of public utility companies. These are
companies that provide electricity, natural gas, water, and
communications services to the public and companies that
provide services to public utilities companies. The Fund
concentrates (invests more than 25% of its total assets)
in companies operating in the utilities industry. The Fund
invests primarily in equity securities, which consist mainly of common stocks.
Performance Overview
The Fund’s Class A shares posted a -8.68% cumulative total
return for the 12 months under review. In comparison, the
S&P 500 Utilities Index, which measures the performance
of all utilities stocks in the S&P 500, posted a -4.97% total return
1
and the Standard & Poor’s 500 Index (S&P 500),
which is a broad measure of U.S. stock performance, posted
a +15.15% total return. You can find the Fund’s long-term
performance data in the Performance Summary beginning
on page 39 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We search for the best return opportunities available in
the global utilities arena with a specific focus on the U.S.
electricity and gas sector. Generally, we seek to invest in
companies producing a high percentage of earnings from
their regulated operations.
Manager’s Discussion
During the one year under review, NextEra was a leading
contributor to fund performance. The clean energy company
reported resilient earnings supported by ongoing progress
in its renewable-power construction projects and the deeper
integration of a recent acquisition, pushing the cost structure of that business lower and, thus, profitability higher. Among the Fund’s other notable contributors were water and waste
services provider American Water Works and renewable
energy company Clearway Energy. American Water Works
is a top-quality utility that generates more than 80% of its total revenue from regulated assets. Despite the COVID-19
uncertainty, demand for water services remained strong
as people still need access to clean water. Clearway owns
and operates a portfolio of clean power-generating assets
including wind, solar, and natural gas facilities and district energy systems. It sells the electricity produced by its
generation facilities as well as the warm and chilled air
produced by its district energy systems to utilities and other end users under long term, fixed-rate contracts. Those
agreements provide the company with relatively predictable
cash flow, which gives Clearway Energy the money to pay a
solid dividend and expand its clean energy portfolio.
Portfolio Composition
9/30/20
% of Total
Net Assets
Electric Utilities 57.1%
Multi-Utilities 32.3%
Water Utilities 2.9%
Gas Utilities 2.8%
Oil, Gas & Consumable Fuels 2.7%
Independent Power and Renewable Electricity
Producers 1.1%
Other 0.6%
Short-Term Investments & Other Net Assets 0.5%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
105
.

Franklin Utilities Fund

franklintempleton.com
Annual Report
In contrast, the investigation of FirstEnergy for corruption and racketeering activities weighed on the shares of the
electric utility company. Edison International, a renewable
energy company that generates and distributes electric
power, had its shares impacted by ongoing litigation of
the 2017–2018 Southern California wildfires. Investor
concerns later subsided as preliminary evidence showed
the company’s equipment likely was not the source of
the wildfires. Elsewhere, Exelon, a utility services holding company that engages in the energy generation, power
marketing, and energy delivery business, detracted from
Fund results as a federal investigation into lobbying practices impacted earnings.
Thank you for your continued participation in Franklin Utilities
Fund. We look forward to serving your future investment
needs.
John C. Kohli, CFA
J. Blair Schmicker, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2020, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
9/30/20
Company
Industry , Country
% of Total
Net Assets
a aa
NextEra Energy, Inc. 11.4%
Electric Utilities , United States
Dominion Energy, Inc. 5.2%
Multi-Utilities , United States
CMS Energy Corp. 5.1%
Duke Energy Corp. 4.2%
Electric Utilities , United States
American Electric Power Co., Inc. 4.0%
Exelon Corp. 4.0%
Sempra Energy 3.9%
Multi-Utilities , United States
Southern Co. (The) 3.7%
Electric Utilities , United States
Entergy Corp. 3.6%
DTE Energy Co. 3.6%
Multi-Utilities , United States

Performance Summary as of September 30, 2020
Franklin Utilities Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9/30/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year -8.68% -12.11%
5-Year +54.38% +8.24%
10-Year +162.64% +9.72%
Advisor
1-Year -8.51% -8.51%
5-Year +55.86% +9.28%
10-Year +167.32% +10.33%
Share Class
Distribution
Rate
5
30-Day
Standardized
Yield
6
A 2.24% 2.28%
Advisor 2.56% 2.61%
See page 41 for Performance Summary footnotes.

Franklin Utilities Fund
Performance Summary

franklintempleton.com
Annual Report
See page
41 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(10/1/10–9/30/20)
Advisor Class
(10/1/10–9/30/20)

Franklin Utilities Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including loss of principal. Investing in a Fund concentrating in the utilities sector involves special risks, including increased susceptibility to adverse economic and regulatory developments affecting the sector. Stocks historically have outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the short term. Securities issued by utility companies have been historically sensitive to interest rate changes.
When interest rates fall, utility securities prices, and thus a utilities Fund’s share price, tend to rise; when interest rates rise, their prices generally fall. Unexpect-
ed events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions;
terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s current quarterly dividend and the maximum offering price (NAV for Advisor Class) per share on
9/30/20.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The S&P 500 Utilities Index is market capitalization weighted and consists of all utility stocks in the S&P 500.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Net Asset Value
Share Class (Symbol) 9/30/20 9/30/19 Change
A (FKUQX) $19.76 $22.53 -$2.77
A1 (FKUTX) $19.77 $22.54 -$2.77
C (FRUSX) $19.65 $22.42 -$2.77
R (FRURX) $19.68 $22.45 -$2.77
R6 (FUFRX) $19.93 $22.73 -$2.80
Advisor (FRUAX) $19.93 $22.73 -$2.80
Distributions
(10/1/19–9/30/20)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.5043 $0.0293 $0.3160 $0.8496
A1 $0.5259 $0.0293 $0.3160 $0.8712
C $0.4196 $0.0293 $0.3160 $0.7649
R $0.4513 $0.0293 $0.3160 $0.7966
R6 $0.5744 $0.0293 $0.3160 $0.9197
Advisor $0.5578 $0.0293 $0.3160 $0.9031
Total Annual Operating Expenses
8
Share Class
A 0.83%
Advisor 0.58%

Your Fund’s Expenses
Franklin Utilities Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 4/1/20
Ending
Account
Value 9/30/20
Expenses
Paid During
Period
4/1/20–9/30/20
1,2
Ending
Account
Value 9/30/20
Expenses
Paid During
Period
4/1/20–9/30/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,069.49 $4.36 $1,020.79 $4.25 0.84%
A1 $1,000 $1,070.00 $3.86 $1,021.27 $3.77 0.75%
C $1,000 $1,067.20 $6.44 $1,018.77 $6.29 1.25%
R $1,000 $1,067.89 $5.66 $1,019.53 $5.53 1.09%
R6 $1,000 $1,071.18 $2.59 $1,022.50 $2.53 0.50%
Advisor $1,000 $1,070.76 $3.08 $1,022.03 $3.00 0.59%

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $82.84 $81.16 $63.10 $52.05 $46.04
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.38) (0.20) (0.23) (0.18) (0.14)
Net realized and unrealized gains (losses) ........... 39.44 3.79 19.45 12.92 7.35
Total from investment operations .................... 39.06 3.59 19.22 12.74 7.21
Less distributions from:
Net realized gains ............................. (0.66) (1.91) (1.16) (1.69) (1.20)
Net asset value, end of year ....................... $121.24 $82.84 $81.16 $63.10 $52.05
Total return
c
................................... 47.47% 4.77% 30.88% 25.67% 15.73%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.85% 0.86% 0.86% 0.92% 0.91%
Expenses net of waiver and payments by affiliates ....... 0.84%
d
0.85%
d
0.86%
d,e
0.91%
d
0.90%
Net investment income (loss) ...................... (0.39)% (0.26)% (0.32)% (0.33)% (0.30)%
Supplemental data
Net assets, end of year (000’s) ..................... $8,378,574 $4,504,434 $3,741,562 $2,498,393 $2,123,082
Portfolio turnover rate ............................ 13.82% 20.01% 17.22% 19.85% 22.42%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $68.60 $68.07 $53.49 $44.71 $40.00
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.91) (0.66) (0.65) (0.50) (0.43)
Net realized and unrealized gains (losses) ........... 32.46 3.10 16.39 10.97 6.34
Total from investment operations .................... 31.55 2.44 15.74 10.47 5.91
Less distributions from:
Net realized gains ............................. (0.66) (1.91) (1.16) (1.69) (1.20)
Net asset value, end of year ....................... $99.49 $68.60 $68.07 $53.49 $44.71
Total return
c
................................... 46.37% 3.97% 29.93% 24.72% 14.86%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.60% 1.61% 1.61% 1.67% 1.66%
Expenses net of waiver and payments by affiliates ....... 1.59%
d
1.60%
d
1.61%
d,e
1.66%
d
1.65%
Net investment income (loss) ...................... (1.14)% (1.01)% (1.07)% (1.08)% (1.05)%
Supplemental data
Net assets, end of year (000’s) ..................... $1,095,702 $597,927 $611,221 $374,502 $318,896
Portfolio turnover rate ............................ 13.82% 20.01% 17.22% 19.85% 22.42%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $80.26 $78.88 $61.51 $50.90 $45.16
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.60) (0.39) (0.40) (0.31) (0.26)
Net realized and unrealized gains (losses) ........... 38.13 3.68 18.93 12.61 7.20
Total from investment operations .................... 37.53 3.29 18.53 12.30 6.94
Less distributions from:
Net realized gains ............................. (0.66) (1.91) (1.16) (1.69) (1.20)
Net asset value, end of year ....................... $117.13 $80.26 $78.88 $61.51 $50.90
Total return .................................... 47.09% 4.52% 30.57% 25.36% 15.43%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.10% 1.11% 1.11% 1.17% 1.16%
Expenses net of waiver and payments by affiliates ....... 1.09%
c
1.10%
c
1.11%
c,d
1.16%
c
1.15%
Net investment income (loss) ...................... (0.63)% (0.51)% (0.57)% (0.58)% (0.55)%
Supplemental data
Net assets, end of year (000’s) ..................... $221,041 $123,721 $95,925 $47,860 $38,862
Portfolio turnover rate ............................ 13.82% 20.01% 17.22% 19.85% 22.42%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $86.46 $84.31 $65.28 $53.56 $47.15
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.05) 0.07 0.04 0.06 0.06
Net realized and unrealized gains (losses) ........... 41.26 3.99 20.15 13.35 7.55
Total from investment operations .................... 41.21 4.06 20.19 13.41 7.61
Less distributions from:
Net realized gains ............................. (0.66) (1.91) (1.16) (1.69) (1.20)
Net asset value, end of year ....................... $127.01 $86.46 $84.31 $65.28 $53.56
Total return .................................... 47.97% 5.15% 31.38% 26.17% 16.21%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.50% 0.51% 0.50% 0.49% 0.49%
Expenses net of waiver and payments by affiliates ....... 0.50%
c,d
0.50%
c
0.50%
c,d
0.48%
c
0.48%
Net investment income (loss) ...................... (0.05)% 0.09% 0.04% 0.10% 0.12%
Supplemental data
Net assets, end of year (000’s) ..................... $5,817,028 $2,473,942 $1,688,595 $457,846 $359,505
Portfolio turnover rate ............................ 13.82% 20.01% 17.22% 19.85% 22.42%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $85.58 $83.56 $64.78 $53.25 $46.96
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.15) (0.01) (0.06) (0.04) (0.03)
Net realized and unrealized gains (losses) ........... 40.81 3.94 20.00 13.26 7.52
Total from investment operations .................... 40.66 3.93 19.94 13.22 7.49
Less distributions from:
Net realized gains ............................. (0.66) (1.91) (1.16) (1.69) (1.20)
Net asset value, end of year ....................... $125.58 $85.58 $83.56 $64.78 $53.25
Total return .................................... 47.83% 5.04% 31.21% 25.98% 16.02%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.60% 0.61% 0.61% 0.67% 0.66%
Expenses net of waiver and payments by affiliates ....... 0.59%
c
0.60%
c
0.61%
c,d
0.66%
c
0.65%
Net investment income (loss) ...................... (0.15)% (0.01)% (0.07)% (0.08)% (0.05)%
Supplemental data
Net assets, end of year (000’s) ..................... $2,884,489 $1,154,604 $680,066 $712,762 $203,443
Portfolio turnover rate ............................ 13.82% 20.01% 17.22% 19.85% 22.42%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Statement of Investments, September 30, 2020
Franklin DynaTech Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Country Shares
a
Value
a
Common Stocks 98.5%
Aerospace & Defense 0.3%
a
Axon Enterprise, Inc. ................................... United States 300,000 $ 27,210,000
a
Mercury Systems, Inc. .................................. United States 400,000 30,984,000
58,194,000
Automobiles 0.8%
a
Tesla, Inc. ........................................... United States 365,000 156,588,650
a
Biotechnology 2.2%
a,b
Applied Molecular Transport, Inc. ......................... United States 622,200 19,798,404
a
Argenx SE .......................................... Netherlands 300,000 79,233,053
a
CRISPR Therapeutics AG ............................... Switzerland 500,000 41,820,000
a
Deciphera Pharmaceuticals, Inc. .......................... United States 200,000 10,260,000
a
Dyne Therapeutics, Inc. ................................ United States 1,237,200 24,979,068
a,b
Invitae Corp. ......................................... United States 350,000 15,172,500
a
Iovance Biotherapeutics , Inc. ............................. United States 2,000,000 65,840,000
a,b
Legend Biotech Corp., ADR ............................. United States 200,000 6,174,000
a
Natera , Inc. .......................................... United States 350,000 25,284,000
a
Neurocrine Biosciences, Inc. ............................. United States 625,000 60,100,000
a,b
Novavax , Inc. ........................................ United States 200,000 21,670,000
a
PTC Therapeutics, Inc. ................................. United States 300,000 14,025,000
a,b
Repare Therapeutics, Inc. ............................... Canada 407,900 12,551,083
396,907,108
Capital Markets 2.3%
MarketAxess Holdings, Inc. .............................. United States 10,000 4,815,900
Moody's Corp. ........................................ United States 350,000 101,447,500
MSCI, Inc. ........................................... United States 555,000 198,012,900
Tradeweb Markets, Inc., A ............................... United States 2,000,000 116,000,000
420,276,300
Diversified Consumer Services 0.4%
a
Chegg , Inc. .......................................... United States 1,050,000 75,012,000
a
Diversified Financial Services 0.1%
a
Nuvei Corp. ......................................... Canada 272,900 11,521,838
a
Electric Utilities 0.7%
NextEra Energy, Inc. ................................... United States 435,000 120,738,600
Electronic Equipment, Instruments & Components 1.0%
Amphenol Corp., A .................................... United States 600,000 64,962,000
Keyence Corp. ....................................... Japan 130,000 60,755,027
a
Keysight Technologies, Inc. .............................. United States 650,000 64,207,000
189,924,027
Entertainment 3.1%
Activision Blizzard, Inc. ................................. United States 150,000 12,142,500
a
Netflix, Inc. .......................................... United States 175,000 87,505,250
Nintendo Co. Ltd. ..................................... Japan 50,000 28,326,505
a
Sea Ltd., ADR ........................................ Taiwan 2,500,000 385,100,000
a
Spotify Technology SA .................................. United States 260,000 63,068,200
576,142,455
Equity Real Estate Investment Trusts (REITs) 3.2%
American Tower Corp. .................................. United States 500,000 120,865,000
Crown Castle International Corp. .......................... United States 500,000 83,250,000
Digital Realty Trust, Inc. ................................ United States 550,000 80,718,000
Equinix , Inc. ......................................... United States 200,000 152,026,000

Franklin Custodian Funds
Statement of Investments
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Country Shares
a
Value
a
Common Stocks
(continued)
Equity Real Estate Investment Trusts (REITs) (continued)
SBA Communications Corp. ............................. United States 500,000 $ 159,240,000
596,099,000
Health Care Equipment & Supplies 7.3%
Abbott Laboratories .................................... United States 1,500,000 163,245,000
a
CryoPort , Inc. ........................................ United States 50,000 2,370,000
Danaher Corp. ....................................... United States 1,200,000 258,396,000
a
DexCom , Inc. ........................................ United States 200,000 82,446,000
a
Edwards Lifesciences Corp. ............................. United States 1,350,000 107,757,000
a
IDEXX Laboratories, Inc. ................................ United States 500,000 196,555,000
a,b
Inari Medical, Inc. ..................................... United States 500,000 34,510,000
a
Intuitive Surgical, Inc. .................................. United States 200,000 141,908,000
a
iRhythm Technologies, Inc. .............................. United States 300,000 71,433,000
ResMed , Inc. ........................................ United States 550,000 94,286,500
STERIS plc .......................................... United States 500,000 88,095,000
Stryker Corp. ........................................ United States 500,000 104,185,000
1,345,186,500
Health Care Providers & Services 0.6%
a
Guardant Health, Inc. .................................. United States 400,000 44,712,000
UnitedHealth Group, Inc. ................................ United States 200,000 62,354,000
107,066,000
Health Care Technology 3.1%
a,b
Accolade, Inc. ........................................ United States 52,500 2,040,675
a
American Well Corp., A ................................. United States 47,700 1,413,828
a,b
GoodRx Holdings, Inc., A ............................... United States 50,000 2,780,000
a
Inspire Medical Systems, Inc. ............................ United States 750,000 96,787,500
a
Livongo Health, Inc. ................................... United States 810,000 113,440,500
a,b
Teladoc Health, Inc. ................................... United States 350,000 76,734,000
a
Veeva Systems, Inc., A ................................. United States 1,000,000 281,190,000
574,386,503
Industrial Conglomerates 0.7%
Roper Technologies, Inc. ................................ United States 350,000 138,288,500
Insurance 0.0%
†
a,b
Lemonade, Inc. ....................................... United States 15,100 750,772
a
Interactive Media & Services 6.4%
a
Adevinta ASA ........................................ France 1,000,000 17,179,479
a
Alphabet, Inc., A ...................................... United States 200,000 293,120,000
a
Alphabet, Inc., C ...................................... United States 62,170 91,365,032
a
Facebook, Inc., A ..................................... United States 1,500,000 392,850,000
a
Match Group, Inc. ..................................... United States 900,000 99,585,000
a
Pinterest, Inc., A ...................................... United States 100,000 4,151,000
Tencent Holdings Ltd. .................................. China 3,250,000 219,517,434
a,b
ZoomInfo Technologies, Inc., A ........................... United States 1,350,000 58,036,500
1,175,804,445
Internet & Direct Marketing Retail 13.6%
a
Alibaba Group Holding Ltd., ADR ......................... China 1,050,000 308,679,000
a
Amazon.com, Inc. ..................................... United States 450,000 1,416,928,500
a
Booking Holdings, Inc. ................................. United States 35,000 59,873,800
a,b
Chewy, Inc., A ........................................ United States 1,650,000 90,469,500
a,c
Delivery Hero SE, 144A, Reg S ........................... Germany 700,000 80,300,370
a
Fiverr International Ltd. ................................. Israel 1,000,000 138,980,000
a
MercadoLibre , Inc. .................................... Argentina 300,000 324,744,000
a
THG Holdings Ltd. .................................... United Kingdom 2,770,400 21,385,196

Franklin Custodian Funds
Statement of Investments
Franklin DynaTech Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Country Shares
a
Value
a
Common Stocks
(continued)
Internet & Direct Marketing Retail (continued)
a,c
Zalando SE, 144A, Reg S ............................... Germany 650,000 $ 60,716,489
2,502,076,855
IT Services 15.2%
a,c
Adyen NV, 144A, Reg S ................................ Netherlands 200,000 368,818,179
a
Afterpay Ltd. ......................................... Australia 200,000 11,783,987
a
EPAM Systems, Inc. ................................... United States 200,000 64,656,000
Jack Henry & Associates, Inc. ............................ United States 300,000 48,777,000
a
Kingsoft Cloud Holdings Ltd., ADR ........................ China 69,000 2,037,570
Mastercard , Inc., A .................................... United States 1,000,000 338,170,000
a
MongoDB, Inc. ....................................... United States 600,000 138,906,000
a
Okta , Inc. ........................................... United States 810,000 173,218,500
a
PayPal Holdings, Inc. .................................. United States 2,000,000 394,060,000
a
Shift4 Payments, Inc., A ................................ United States 350,000 16,926,000
a
Shopify, Inc., A ....................................... Canada 505,000 516,372,644
a,b
Snowflake, Inc., A ..................................... United States 201,700 50,626,700
a
Square, Inc., A ....................................... United States 825,000 134,103,750
a
Twilio , Inc., A ......................................... United States 715,000 176,669,350
Visa, Inc., A .......................................... United States 1,300,000 259,961,000
a
Wix.com Ltd. ......................................... Israel 415,000 105,762,750
2,800,849,430
Life Sciences Tools & Services 4.2%
a
10X Genomics, Inc., A .................................. United States 350,000 43,638,000
a,b
Berkeley Lights, Inc. ................................... United States 235,000 17,944,600
a,b
Evotec SE ........................................... Germany 500,000 13,179,369
a
Illumina, Inc. ......................................... United States 350,000 108,178,000
Lonza Group AG ...................................... Switzerland 215,000 132,648,140
a
Medpace Holdings, Inc. ................................. United States 90,000 10,057,500
a
QIAGEN NV ......................................... United States 65,000 3,396,900
a
Repligen Corp. ....................................... United States 650,000 95,901,000
Thermo Fisher Scientific, Inc. ............................ United States 500,000 220,760,000
a,c
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 5,000,000 122,541,134
768,244,643
Machinery 0.1%
Fortive Corp. ......................................... United States 200,000 15,242,000
Media 1.0%
a
Charter Communications, Inc., A .......................... United States 130,000 81,164,200
a
Liberty Broadband Corp., A .............................. United States 750,000 106,357,500
187,521,700
Pharmaceuticals 1.8%
AstraZeneca plc ...................................... United Kingdom 1,500,000 163,903,053
a
Catalent , Inc. ........................................ United States 950,000 81,377,000
Zoetis, Inc. .......................................... United States 500,000 82,685,000
327,965,053
Professional Services 1.6%
a
CoStar Group, Inc. .................................... United States 200,000 169,702,000
a
Dun & Bradstreet Holdings, Inc. ........................... United States 1,000,000 25,660,000
Verisk Analytics, Inc. ................................... United States 500,000 92,655,000
288,017,000
Semiconductors & Semiconductor Equipment 5.8%
Analog Devices, Inc. ................................... United States 500,000 58,370,000
ASML Holding NV, NYRS ............................... Netherlands 365,000 134,783,550
Entegris , Inc. ......................................... United States 350,000 26,019,000

Franklin Custodian Funds
Statement of Investments
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Country Shares
a
Value
a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Intel Corp. ........................................... United States 800,000 $ 41,424,000
KLA Corp. ........................................... United States 305,000 59,090,700
Lam Research Corp. ................................... United States 450,000 149,287,500
Monolithic Power Systems, Inc. ........................... United States 450,000 125,824,500
NVIDIA Corp. ........................................ United States 650,000 351,793,000
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ........... Taiwan 55,000 4,458,850
Teradyne, Inc. ........................................ United States 325,000 25,824,500
Xilinx, Inc. ........................................... United States 900,000 93,816,000
1,070,691,600
Software 21.5%
a
Adobe, Inc. .......................................... United States 575,000 281,997,250
a
ANSYS, Inc. ......................................... United States 400,000 130,892,000
a
Asana, Inc., A ........................................ United States 519,700 14,967,360
a
Aspen Technology, Inc. ................................. United States 300,000 37,977,000
a
Atlassian Corp. plc, A .................................. United States 1,000,000 181,790,000
a
Autodesk, Inc. ........................................ United States 500,000 115,505,000
a
Avalara, Inc. ......................................... United States 725,000 92,321,500
a
Bentley Systems, Inc., B ................................ United States 149,400 4,691,160
a
Bill.com Holdings, Inc. .................................. United States 525,000 52,662,750
a
Cadence Design Systems, Inc. ........................... United States 1,000,000 106,630,000
a
Cerence , Inc. ........................................ United States 800,000 39,096,000
a
Coupa Software, Inc. ................................... United States 635,000 174,142,400
a
Crowdstrike Holdings, Inc., A ............................. United States 325,000 44,629,000
a
Datadog , Inc., A ...................................... United States 800,000 81,728,000
a
DocuSign, Inc. ....................................... United States 1,100,000 236,764,000
a
Duck Creek Technologies, Inc. ........................... United States 67,300 3,057,439
a
Globant SA .......................................... Argentina 100,000 17,922,000
a
HubSpot , Inc. ........................................ United States 550,000 160,726,500
Intuit, Inc. ........................................... United States 500,000 163,105,000
a
JFrog Ltd. ........................................... Israel 10,000 846,500
Microsoft Corp. ....................................... United States 3,000,000 630,990,000
a,b
nCino , Inc. .......................................... United States 93,300 7,434,144
a
Outset Medical, Inc. ................................... United States 103,500 5,175,000
a
Q2 Holdings, Inc. ..................................... United States 1,000,000 91,260,000
a
RingCentral, Inc., A .................................... United States 450,000 123,574,500
a
salesforce.com, Inc. ................................... United States 1,000,000 251,320,000
a
ServiceNow , Inc. ...................................... United States 1,000,000 485,000,000
a
Synopsys, Inc. ....................................... United States 775,000 165,834,500
a
Tyler Technologies, Inc. ................................. United States 210,000 73,197,600
a,b
Vertex, Inc., A ........................................ United States 160,400 3,689,200
a
Workday, Inc., A ...................................... United States 500,000 107,565,000
a
Xero Ltd. ............................................ New Zealand 130,000 9,478,890
a
Zendesk , Inc. ........................................ United States 500,000 51,460,000
3,947,429,693
Specialty Retail 0.3%
a
Carvana Co. ......................................... United States 250,000 55,765,000
a
Vroom, Inc. .......................................... United States 100,000 5,178,000
60,943,000
Technology Hardware, Storage & Peripherals 1.0%
Apple, Inc. .......................................... United States 1,600,000 185,296,000
Textiles, Apparel & Luxury Goods 0.2%
NIKE, Inc., B ......................................... United States 250,000 31,385,000
Total Common Stocks (Cost $9,325,104,406) ....................................
18,128,548,672

Franklin Custodian Funds
Statement of Investments
Franklin DynaTech Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

s
Short Term Investments 2.3%
a a
Country Shares
a
Value
a
Money Market Funds 1.8%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 323,931,348 $ 323,931,348
Total Money Market Funds (Cost $323,931,348) .................................
323,931,348
f
Investments from Cash Collateral Received for
Loaned Securities 0.5%
a a a a a
Money Market Funds 0.4%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 72,237,000 72,237,000
Principal
Amount
*
Repurchase Agreements 0.1%
g
Joint Repurchase Agreement, BNP Paribas SA, 0.06%, 10/01/20
(Maturity Value $11,739,749)
Collateralized by U.S. Treasury Bond, Strip, 8/15/25; and
U.S. Treasury Note, Index Linked, 0.375%, 7/15/23 (valued at
$11,974,544) ....................................... 11,739,729 11,739,729
g
Joint Repurchase Agreement, J.P. Morgan Securities LLC, 0.06%,
10/01/20 (Maturity Value $7,087,038)
Collateralized by U.S. Treasury Bond, Strip, 7/15/22; and
U.S. Treasury Note, Index Linked, 0.125%, 1/15/23 (valued at
$7,228,767) ........................................ 7,087,026 7,087,026
Total Repurchase Agreements (Cost $18,826,755) ............................................. 18,826,755
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $91,063,755) ...........................................................
91,063,755
Total Short Term Investments (Cost $414,995,103 ) ...............................
414,995,103
a
Total Investments (Cost $9,740,099,509) 100.8% ................................
$18,543,543,775
Other Assets, less Liabilities (0.8)% ...........................................
(146,709,565)
Net Assets 100.0% ...........................................................
$18,396,834,210
See abbreviations on page 146 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at September 30, 2020. See Note 1(h)
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $632,376,172, representing 3.4% of net assets.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
See Note 1(h) regarding securities on loan.
g
See Note 1(c) regarding joint repurchase agreement.

Franklin Custodian Funds
Financial Highlights
Franklin Focused Growth Fund
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The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended
September 30,
2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $20.16
Income from investment operations
b
:
Net investment (loss)
c
............................................................................ (0.10)
Net realized and unrealized gains (losses) ............................................................. 4.99
Total from investment operations ...................................................................... 4.89
Net asset value, end of year ......................................................................... $25.05
Total return
d
..................................................................................... 24.26%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................................ 1.81%
Expenses net of waiver and payments by affiliates ......................................................... 1.10%
Net investment (loss) .............................................................................. (0.72)%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $26,793
Portfolio turnover rate .............................................................................. 33.93%
a
For the period February 14, 2020 (effective date) to September 30, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

Franklin Custodian Funds
Financial Highlights
Franklin Focused Growth Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended
September 30,
2020
a
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $20.16
Income from investment operations
b
:
Net investment (loss)
c
............................................................................ (0.21)
Net realized and unrealized gains (losses) ............................................................. 4.99
Total from investment operations ...................................................................... 4.78
Net asset value, end of year ......................................................................... $24.94
Total return
d
..................................................................................... 23.71%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................................ 2.56%
Expenses net of waiver and payments by affiliates ......................................................... 1.85%
Net investment (loss) .............................................................................. (1.47)%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $3,931
Portfolio turnover rate .............................................................................. 33.93%
a
For the period February 14, 2020 (effective date) to September 30, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

Franklin Custodian Funds
Financial Highlights
Franklin Focused Growth Fund
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The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended
September 30,
2020
a
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $20.16
Income from investment operations
b
:
Net investment (loss)
c
............................................................................ (0.11)
Net realized and unrealized gains (losses) ............................................................. 5.01
Total from investment operations ...................................................................... 4.90
Net asset value, end of year ......................................................................... $25.06
Total return
d
..................................................................................... 24.31%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................................ 1.65%
Expenses net of waiver and payments by affiliates ......................................................... 1.04%
Net investment (loss) .............................................................................. (0.77)%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $643
Portfolio turnover rate .............................................................................. 33.93%
a
For the period February 14, 2020 (effective date) to September 30, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

Franklin Custodian Funds
Financial Highlights
Franklin Focused Growth Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended
September 30,
2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $20.16
Income from investment operations
b
:
Net investment (loss)
c
............................................................................ (0.07)
Net realized and unrealized gains (losses) ............................................................. 5.01
Total from investment operations ...................................................................... 4.94
Net asset value, end of year ......................................................................... $25.10
Total return
d
..................................................................................... 24.50%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................................ 2.08%
Expenses net of waiver and payments by affiliates ......................................................... 0.85%
Net investment (loss) .............................................................................. (0.52)%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $65
Portfolio turnover rate .............................................................................. 33.93%
a
For the period February 14, 2020 (effective date) to September 30, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

Franklin Custodian Funds
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Franklin Focused Growth Fund
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The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30, Year Ended
September 30,
2016
a
2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.62 $17.24 $13.36 $10.93 $10.00
Income from investment operations
b
:
Net investment (loss)
c
.......................... (0.09) (0.06) (0.05) (0.02) (0.01)
Net realized and unrealized gains (losses) ........... 8.66 0.52 3.93 2.49 0.94
Total from investment operations .................... 8.57 0.46 3.88 2.47 0.93
Less distributions from:
Net investment income .......................... — (0.01) — (0.01) —
Net realized gains ............................. (1.09) (0.07) — (0.03) —
Total distributions ............................... (1.09) (0.08) — (0.04) —
Net asset value, end of year ....................... $25.10 $17.62 $17.24 $13.36 $10.93
Total return
d
................................... 51.20% 2.80% 29.04% 22.78% 9.30%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ...... 2.04% 2.4 1% 2.23% 2.31% 4.76%
Expenses net of waiver and payments by affiliates ....... 0.88% 1.00% 1.00%
f
1.00%
f
1.00%
Net investment (loss) ............................ (0.41)% (0.36)% (0.34)% (0.20)% (0.18)%
Supplemental data
Net assets, end of year (000’s) ..................... $16,747 $4,404 $4,310 $3,341 $2,732
Portfolio turnover rate ............................ 33.93% 28.65% 14.47% 28.48% 7.46%
a
For the period April 12, 2016 (commencement of operations) to September 30, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Statement of Investments, September 30, 2020
Franklin Focused Growth Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Country Shares
a
Value
a
Common Stocks 94.2%
Automobiles 1.3%
a
Tesla, Inc. ........................................... United States 1,446 $ 620,348
a
Capital Markets 1.3%
MSCI, Inc. ........................................... United States 1,747 623,295
Electric Utilities 2.2%
NextEra Energy, Inc. ................................... United States 3,778 1,048,622
Entertainment 4.0%
a
Netflix, Inc. .......................................... United States 868 434,026
a
Sea Ltd., ADR ........................................ Taiwan 6,965 1,072,888
a
Spotify Technology SA .................................. United States 1,742 422,557
1,929,471
Equity Real Estate Investment Trusts (REITs) 1.9%
Crown Castle International Corp. .......................... United States 5,511 917,581
Food & Staples Retailing 1.9%
Costco Wholesale Corp. ................................ United States 2,619 929,745
Health Care Equipment & Supplies 9.1%
Abbott Laboratories .................................... United States 7,530 819,490
Danaher Corp. ....................................... United States 6,384 1,374,667
a
IDEXX Laboratories, Inc. ................................ United States 2,906 1,142,378
a
Intuitive Surgical, Inc. .................................. United States 1,453 1,030,961
4,367,496
Health Care Technology 2.5%
a
Veeva Systems, Inc., A ................................. United States 4,350 1,223,176
a
Industrial Conglomerates 1.7%
Roper Technologies, Inc. ................................ United States 2,036 804,444
Interactive Media & Services 6.8%
a
Facebook, Inc., A ..................................... United States 8,411 2,202,841
Tencent Holdings Ltd. .................................. China 15,646 1,056,791
3,259,632
Internet & Direct Marketing Retail 14.2%
a
Alibaba Group Holding Ltd., ADR ......................... China 3,476 1,021,875
a
Amazon.com, Inc. ..................................... United States 1,451 4,568,807
a
MercadoLibre , Inc. .................................... Argentina 1,159 1,254,594
6,845,276
IT Services 15.2%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 761 1,403,353
Mastercard , Inc., A .................................... United States 3,778 1,277,606
a
PayPal Holdings, Inc. .................................. United States 8,709 1,715,934
a
Shopify, Inc., A ....................................... Canada 2,332 2,384,517
a
Square, Inc., A ....................................... United States 3,199 519,998
7,301,408
Life Sciences Tools & Services 1.9%
a
Illumina, Inc. ......................................... United States 1,161 358,842
a,b
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 21,970 538,446
897,288
Media 2.2%
a
Charter Communications, Inc., A .......................... United States 1,738 1,085,103
a
Personal Products 0.9%
Estee Lauder Cos., Inc. (The), A .......................... United States 2,057 448,940

Franklin Custodian Funds
Statement of Investments
Franklin Focused Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

s
a
Country Shares
a
Value
a
Common Stocks
(continued)
Professional Services 2.5%
a
CoStar Group, Inc. .................................... United States 870 $ 738,204
Verisk Analytics, Inc. ................................... United States 2,617 484,956
1,223,160
Semiconductors & Semiconductor Equipment 5.8%
Analog Devices, Inc. ................................... United States 2,612 304,925
ASML Holding NV, NYRS ............................... Netherlands 1,161 428,723
NVIDIA Corp. ........................................ United States 3,774 2,042,564
2,776,212
Software 18.8%
a
Adobe, Inc. .......................................... United States 2,030 995,573
a
Atlassian Corp. plc, A .................................. United States 2,030 369,034
a
Coupa Software, Inc. ................................... United States 1,740 477,177
Microsoft Corp. ....................................... United States 19,158 4,029,502
a
salesforce.com, Inc. ................................... United States 4,355 1,094,499
a
ServiceNow , Inc. ...................................... United States 4,351 2,110,235
9,076,020
Total Common Stocks (Cost $36,726,776) ......................................
45,377,217
Short Term Investments 4.9%
a a
Country Shares
a
Value
a
Money Market Funds 4.9%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 2,346,648 2,346,648
Total Money Market Funds (Cost $2,346,648) ...................................
2,346,648
Total Short Term Investments (Cost $2,346,648 ) .................................
2,346,648
a
Total Investments (Cost $39,073,424) 99.1% ....................................
$47,723,865
Other Assets, less Liabilities 0.9% .............................................
454,504
Net Assets 100.0% ...........................................................
$48,178,369
See abbreviations on page 146 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $1,941,799, representing 4.0% of net assets.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
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Franklin Growth Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $110.04 $107.59 $91.61 $78.54 $72.40
Income from investment operations
a
:
Net investment income
b
......................... 0.33 0.46 0.41 0.40 0.47
c
Net realized and unrealized gains (losses) ........... 25.99 3.47 18.18 15.56 8.51
Total from investment operations .................... 26.32 3.93 18.59 15.96 8.98
Less distributions from:
Net investment income .......................... (0.46) (0.44) (0.36) (0.39) (0.47)
Net realized gains ............................. (5.99) (1.04) (2.25) (2.50) (2.37)
Total distributions ............................... (6.45) (1.48) (2.61) (2.89) (2.84)
Net asset value, end of year ....................... $129.91 $110.04 $107.59 $91.61 $78.54
Total return
d
................................... 25.09% 3.79% 20.72% 21.12% 12.57%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.82% 0.83% 0.83% 0.88% 0.88%
Expenses net of waiver and payments by affiliates
e
...... 0.81% 0.83%
f
0.83%
f
0.87% 0.86%
Net investment income ........................... 0.29% 0.45% 0.41% 0.47% 0.63%
c
Supplemental data
Net assets, end of year (000’s) ..................... $10,990,297 $9,157,154 $9,044,834 $8,051,641 $7,628,523
Portfolio turnover rate ............................ 9.01% 4.91%
g
6.05%
g
5.60% 7.53%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.50%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $100.21 $98.38 $84.25 $72.60 $67.17
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.47) (0.29) (0.30) (0.21) (0.08)
c
Net realized and unrealized gains (losses) ........... 23.52 3.16 16.68 14.36 7.88
Total from investment operations .................... 23.05 2.87 16.38 14.15 7.80
Less distributions from:
Net realized gains ............................. (5.99) (1.04) (2.25) (2.50) (2.37)
Net asset value, end of year ....................... $117.27 $100.21 $98.38 $84.25 $72.60
Total return
d
................................... 24.16% 3.02% 19.82% 20.21% 11.74%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.57% 1.58% 1.58% 1.63% 1.63%
Expenses net of waiver and payments by affiliates
e
...... 1.56% 1.58%
f
1.58%
f
1.62% 1.61%
Net investment (loss) ............................ (0.46)% (0.30)% (0.34)% (0.28)% (0.12)%
c
Supplemental data
Net assets, end of year (000’s) ..................... $727,093 $704,217 $1,060,258 $930,751 $846,965
Portfolio turnover rate ............................ 9.01% 4.91%
g
6.05%
g
5.60% 7.53%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.25)%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $109.49 $107.00 $91.13 $78.14 $71.93
Income from investment operations
a
:
Net investment income
b
......................... 0.05 0.21 0.16 0.19 0.29
c
Net realized and unrealized gains (losses) ........... 25.86 3.46 18.09 15.51 8.45
Total from investment operations .................... 25.91 3.67 18.25 15.70 8.74
Less distributions from:
Net investment income .......................... (0.13) (0.14) (0.13) (0.21) (0.16)
Net realized gains ............................. (5.99) (1.04) (2.25) (2.50) (2.37)
Total distributions ............................... (6.12) (1.18) (2.38) (2.71) (2.53)
Net asset value, end of year ....................... $129.28 $109.49 $107.00 $91.13 $78.14
Total return .................................... 24.78% 3.54% 20.42% 20.81% 12.29%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.07% 1.08% 1.08% 1.13% 1.13%
Expenses net of waiver and payments by affiliates
d
...... 1.06% 1.08%
e
1.08%
e
1.12% 1.11%
Net investment income ........................... 0.04% 0.20% 0.16% 0.22% 0.38%
c
Supplemental data
Net assets, end of year (000’s) ..................... $420,082 $435,331 $524,960 $510,317 $477,221
Portfolio turnover rate ............................ 9.01% 4.91%
f
6.05%
f
5.60% 7.53%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.25%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $110.37 $107.90 $91.90 $78.79 $72.69
Income from investment operations
a
:
Net investment income
b
......................... 0.71 0.83 0.77 0.74 0.78
c
Net realized and unrealized gains (losses) ........... 26.06 3.47 18.22 15.59 8.56
Total from investment operations .................... 26.77 4.30 18.99 16.33 9.34
Less distributions from:
Net investment income .......................... (0.84) (0.79) (0.74) (0.72) (0.87)
Net realized gains ............................. (5.99) (1.04) (2.25) (2.50) (2.37)
Total distributions ............................... (6.83) (1.83) (2.99) (3.22) (3.24)
Net asset value, end of year ....................... $130.31 $110.37 $107.90 $91.90 $78.79
Total return .................................... 25.51% 4.16% 21.17% 21.61% 13.05%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.48% 0.48% 0.47% 0.46% 0.46%
Expenses net of waiver and payments by affiliates
d
...... 0.48%
e
0.48%
e
0.46% 0.45% 0.44%
Net investment income ........................... 0.63% 0.80% 0.78% 0.89% 1.05%
c
Supplemental data
Net assets, end of year (000’s) ..................... $2,999,370 $2,545,800 $2,634,455 $1,700,993 $1,247,825
Portfolio turnover rate ............................ 9.01% 4.91%
f
6.05%
f
5.60% 7.53%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.92%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $110.41 $107.95 $91.90 $78.80 $72.67
Income from investment operations
a
:
Net investment income
b
......................... 0.62 0.72 0.66 0.60 0.65
c
Net realized and unrealized gains (losses) ........... 26.07 3.47 18.23 15.61 8.56
Total from investment operations .................... 26.69 4.19 18.89 16.21 9.21
Less distributions from:
Net investment income .......................... (0.73) (0.69) (0.59) (0.61) (0.71)
Net realized gains ............................. (5.99) (1.04) (2.25) (2.50) (2.37)
Total distributions ............................... (6.72) (1.73) (2.84) (3.11) (3.08)
Net asset value, end of year ....................... $130.38 $110.41 $107.95 $91.90 $78.80
Total return .................................... 25.41% 4.05% 21.02% 21.43% 12.85%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.57% 0.58% 0.58% 0.63% 0.63%
Expenses net of waiver and payments by affiliates
d
...... 0.56% 0.58%
e
0.58%
e
0.62% 0.61%
Net investment income ........................... 0.54% 0.70% 0.66% 0.72% 0.88%
c
Supplemental data
Net assets, end of year (000’s) ..................... $3,549,412 $3,154,342 $3,139,208 $2,801,153 $1,998,483
Portfolio turnover rate ............................ 9.01% 4.91%
f
6.05%
f
5.60% 7.53%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.75%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13.

Franklin Custodian Funds
Statement of Investments, September 30, 2020
Franklin Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Country Shares
a
Value
a
Common Stocks 99.1%
Aerospace & Defense 4.4%
BWX Technologies, Inc. ................................ United States 1,404,022 $ 79,060,479
Lockheed Martin Corp. ................................. United States 494,945 189,702,519
a
Mercury Systems, Inc. .................................. United States 814,100 $ 63,060,186
Northrop Grumman Corp. ............................... United States 1,088,879 343,530,436
Raytheon Technologies Corp. ............................ United States 2,462,983 141,720,042
817,073,662
Auto Components 0.0%
†
Aptiv plc ............................................ United States 14,860 1,362,365
Beverages 2.8%
Brown-Forman Corp. , B ................................ United States 1,608,570 121,157,492
Constellation Brands, Inc. , A ............................. United States 552,040 104,617,101
a
Monster Beverage Corp. ................................ United States 2,696,800 216,283,360
PepsiCo, Inc. ........................................ United States 643,429 89,179,259
531,237,212
Biotechnology 2.3%
AbbVie, Inc. ......................................... United States 455,350 39,884,107
Amgen, Inc. ......................................... United States 847,689 215,448,636
a
Deciphera Pharmaceuticals, Inc. .......................... United States 577,400 29,620,620
a
Iovance Biotherapeutics, Inc. ............................. United States 409,200 13,470,864
a
Neurocrine Biosciences, Inc. ............................. United States 494,945 47,593,911
a
PTC Therapeutics, Inc. ................................. United States 971,300 45,408,275
a
Regeneron Pharmaceuticals, Inc. ......................... United States 75,300 42,151,434
433,577,847
Building Products 1.1%
Allegion plc .......................................... United States 692,923 68,537,014
Trane Technologies plc ................................. United States 1,088,879 132,026,579
200,563,593
Capital Markets 2.9%
BlackRock, Inc. ....................................... United States 227,796 128,374,436
Charles Schwab Corp. (The) ............................. United States 3,019,527 109,397,463
Intercontinental Exchange, Inc. ........................... United States 1,410,905 141,161,045
MarketAxess Holdings, Inc. .............................. United States 58,900 28,365,651
S&P Global, Inc. ...................................... United States 104,980 37,855,788
T Rowe Price Group, Inc. ............................... United States 432,534 55,459,510
Tradeweb Markets, Inc. , A ............................... United States 615,700 35,710,600
536,324,493
Chemicals 3.3%
Air Products and Chemicals, Inc. .......................... United States 494,945 147,424,318
Celanese Corp. ....................................... United States 1,237,362 132,954,547
Ecolab, Inc. .......................................... United States 617,359 123,373,022
International Flavors & Fragrances, Inc. ..................... United States 400,000 48,980,000
Linde plc ............................................ United Kingdom 719,187 171,260,000
623,991,887
Commercial Services & Supplies 0.3%
Republic Services, Inc. ................................. United States 644,400 60,154,740
Construction Materials 0.5%
Martin Marietta Materials, Inc. ............................ United States 395,957 93,192,439
Electric Utilities 0.8%
NextEra Energy, Inc. ................................... United States 508,055 141,015,746
Electrical Equipment 0.4%
AMETEK, Inc. ........................................ United States 692,923 68,876,546

Franklin Custodian Funds
Statement of Investments
Franklin Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Country Shares
a
Value
a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components 2.3%
Amphenol Corp. , A .................................... United States 1,433,535 155,208,834
Cognex Corp. ........................................ United States 413,136 26,895,154
a
Keysight Technologies, Inc. .............................. United States 724,829 $ 71,598,609
TE Connectivity Ltd. ................................... United States 1,850,000 180,819,000
434,521,597
Entertainment 1.1%
Walt Disney Co. (The) .................................. United States 1,724,626 213,991,594
Equity Real Estate Investment Trusts (REITs) 1.9%
Crown Castle International Corp. .......................... United States 1,132,500 188,561,250
Digital Realty Trust, Inc. ................................ United States 20,875 3,063,615
Equinix, Inc. ......................................... United States 198,755 151,079,638
SBA Communications Corp. ............................. United States 10,230 3,258,051
345,962,554
Food Products 0.7%
Lamb Weston Holdings, Inc. ............................. United States 542,780 35,970,031
Mondelez International, Inc. , A ............................ United States 1,484,834 85,303,713
121,273,744
Health Care Equipment & Supplies 6.1%
Abbott Laboratories .................................... United States 1,336,351 145,435,079
Danaher Corp. ....................................... United States 1,140,384 245,558,887
a
Edwards Lifesciences Corp. ............................. United States 1,187,871 94,815,863
a
Haemonetics Corp. .................................... United States 989,889 86,367,815
a
Intuitive Surgical, Inc. .................................. United States 445,451 316,065,303
Stryker Corp. ........................................ United States 406,347 84,670,524
Teleflex, Inc. ......................................... United States 501,695 170,787,012
1,143,700,483
Health Care Providers & Services 1.1%
a
Laboratory Corp. of America Holdings ...................... United States 494,945 93,183,295
Quest Diagnostics, Inc. ................................. United States 890,901 101,999,256
UnitedHealth Group, Inc. ................................ United States 9,100 2,837,107
198,019,658
Health Care Technology 0.1%
a
American Well Corp. , A ................................. United States 51,000 1,511,640
a
GoodRx Holdings, Inc. , A ............................... United States 30,200 1,679,120
a
Veeva Systems, Inc. , A ................................. United States 75,700 21,286,083
24,476,843
Hotels, Restaurants & Leisure 0.4%
Las Vegas Sands Corp. ................................. United States 1,443,700 67,363,042
Interactive Media & Services 4.2%
a
Alphabet, Inc. , A ...................................... United States 166,053 243,367,277
a
Alphabet, Inc. , C ...................................... United States 156,831 230,478,837
a
Facebook, Inc. , A ..................................... United States 798,200 209,048,580
a
IAC/InterActiveCorp ................................... United States 296,967 35,570,707
a
Match Group, Inc. ..................................... United States 640,973 70,923,663
789,389,064
Internet & Direct Marketing Retail 6.7%
a
Alibaba Group Holding Ltd. , ADR ......................... China 525,454 154,472,967
a
Amazon.com, Inc. ..................................... United States 341,052 1,073,880,664
Expedia Group, Inc. ................................... United States 346,462 31,767,101
1,260,120,732

Franklin Custodian Funds
Statement of Investments
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Country Shares
a
Value
a
Common Stocks
(continued)
IT Services 6.9%
a,b
Adyen NV , 144A , Reg S ................................ Netherlands 59,955 $ 110,562,470
Automatic Data Processing, Inc. .......................... United States 692,923 96,655,829
Mastercard, Inc. , A .................................... United States 1,397,305 472,526,632
a
Okta, Inc. ........................................... United States 84,000 17,963,400
a
PayPal Holdings, Inc. .................................. United States 729,700 143,772,791
a,c
Snowflake, Inc. , A ..................................... United States 257,400 64,607,400
a
Twilio, Inc. , A ......................................... United States 455,209 112,477,592
Visa, Inc. , A .......................................... United States 1,385,845 277,127,424
1,295,693,538
Life Sciences Tools & Services 4.4%
a
10X Genomics, Inc. , A .................................. United States 188,800 23,539,584
Agilent Technologies, Inc. ............................... United States 1,286,856 129,895,245
a
Illumina, Inc. ......................................... United States 595,452 184,042,304
a
Mettler-Toledo International, Inc. .......................... United States 423,824 409,308,028
a,b
Wuxi Biologics Cayman, Inc. , 144A , Reg S .................. China 3,141,300 76,987,693
823,772,854
Machinery 3.5%
Caterpillar, Inc. ....................................... United States 544,440 81,203,226
Deere & Co. ......................................... United States 494,945 109,694,660
Fortive Corp. ......................................... United States 1,084,722 82,666,664
Illinois Tool Works, Inc. ................................. United States 989,889 191,256,454
a
Ingersoll Rand, Inc. .................................... United States 960,826 34,205,405
Otis Worldwide Corp. .................................. United States 525,303 32,789,413
Stanley Black & Decker, Inc. ............................. United States 785,829 127,461,464
659,277,286
Media 1.0%
Cable One, Inc. ....................................... United States 79,192 149,310,972
Comcast Corp. , A ..................................... United States 795,018 36,777,533
186,088,505
Personal Products 0.1%
Estee Lauder Cos., Inc. (The) , A .......................... United States 92,020 20,083,365
Pharmaceuticals 4.6%
AstraZeneca plc , ADR .................................. United Kingdom 2,030,908 111,293,758
a
Catalent, Inc. ........................................ United States 3,365,622 288,299,181
Eli Lilly and Co. ....................................... United States 1,240,175 183,570,703
a,c
GW Pharmaceuticals plc , ADR ........................... United Kingdom 204,657 19,923,359
Johnson & Johnson ................................... United States 1,187,967 176,864,527
Merck & Co., Inc. ..................................... United States 989,889 82,111,293
862,062,821
Professional Services 3.5%
a
CoStar Group, Inc. .................................... United States 62,805 53,290,671
Equifax, Inc. ......................................... United States 544,440 85,422,636
IHS Markit Ltd. ....................................... United States 2,916,239 228,953,924
Verisk Analytics, Inc. ................................... United States 1,501,824 278,303,005
645,970,236
Road & Rail 4.7%
Canadian National Railway Co. ........................... Canada 989,889 105,383,583
Canadian Pacific Railway Ltd. ............................ Canada 494,945 150,676,107
JB Hunt Transport Services, Inc. .......................... United States 494,945 62,551,149
Kansas City Southern .................................. United States 742,417 134,251,266
a
Uber Technologies, Inc. ................................. United States 1,008,700 36,797,376

Franklin Custodian Funds
Statement of Investments
Franklin Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Country Shares
a
Value
a
Common Stocks
(continued)
Road & Rail (continued)
Union Pacific Corp. .................................... United States 2,009,475 395,605,343
885,264,824
Semiconductors & Semiconductor Equipment 4.6%
ASML Holding NV , NYRS ............................... Netherlands 478,729 176,780,258
Lam Research Corp. ................................... United States 29,697 9,851,980
Monolithic Power Systems, Inc. ........................... United States 445,451 124,552,554
NVIDIA Corp. ........................................ United States 509,040 275,502,629
NXP Semiconductors NV ............................... Netherlands 670,800 83,722,548
Texas Instruments, Inc. ................................. United States 1,385,845 197,884,807
868,294,776
Software 14.1%
a
Adobe, Inc. .......................................... United States 168,700 $ 82,735,541
a
Atlassian Corp. plc , A .................................. United States 163,500 29,722,665
a
Autodesk, Inc. ........................................ United States 853,512 197,169,807
a
Avalara, Inc. ......................................... United States 403,250 51,349,855
a
Bill.com Holdings, Inc. .................................. United States 1,072,636 107,596,117
a,c
Duck Creek Technologies, Inc. ........................... United States 75,100 3,411,793
Intuit, Inc. ........................................... United States 989,889 322,911,691
Microsoft Corp. ....................................... United States 3,675,252 773,015,753
a
Paycom Software, Inc. ................................. United States 83,000 25,837,900
a
PTC, Inc. ........................................... United States 1,192,028 98,604,556
a
salesforce.com, Inc. ................................... United States 558,120 140,266,718
a
ServiceNow, Inc. ...................................... United States 999,769 484,887,965
a
Synopsys, Inc. ....................................... United States 446,900 95,627,662
a
Tyler Technologies, Inc. ................................. United States 179,452 62,549,789
a
Workday, Inc. , A ...................................... United States 742,728 159,783,075
2,635,470,887
Technology Hardware, Storage & Peripherals 5.8%
Apple, Inc. .......................................... United States 9,316,960 1,078,997,138
Textiles, Apparel & Luxury Goods 1.3%
NIKE, Inc. , B ......................................... United States 1,886,312 236,807,608
Trading Companies & Distributors 0.7%
Fastenal Co. ......................................... United States 2,721,500 122,712,435
Water Utilities 0.5%
American Water Works Co., Inc. .......................... United States 692,923 100,390,684
Total Common Stocks (Cost $ 5,746,666,867 ) ....................................
18,527,076,798
Short Term Investments 0.8%
a a
Country Shares
a
Value
a
Money Market Funds 0.5%
d,e
Institutional Fiduciary Trust - Money Market Portfolio , 0% ........ United States 94,207,855 94,207,855
Total Money Market Funds (Cost $ 94,207,855 ) ..................................
94,207,855
f
Investments from Cash Collateral Received for
Loaned Securities 0.3%
a a a a a
Money Market Funds 0.3%
d,e
Institutional Fiduciary Trust - Money Market Portfolio , 0% ........ United States 46,871,000 46,871,000

Franklin Custodian Funds
Statement of Investments
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 146 .
Short Term Investments
(continued)
a a
Principal
Amount
*
a Value
a a a a a a
Repurchase Agreements 0.0%
†
g
Joint Repurchase Agreement, BNP Paribas SA , 0.06% , 10/01/20
(Maturity Value $ 3,551,851 )
Collateralized by U.S. Treasury Bond, Strip, 8/15/25; and
U.S. Treasury Note, Index Linked, 0.375%, 7/15/23 (valued at
$ 3,622,888 ) ........................................ 3,551,845 $ 3,551,845
g
Joint Repurchase Agreement, BofA Securities, Inc. , 0.06% , 10/01/20
(Maturity Value $ 8,167,091 )
Collateralized by U.S. Treasury Note, 2.25%, 12/31/24 (valued at
$ 8,330,443 ) ........................................ 8,167,077 8,167,077
Total Repurchase Agreements (Cost $ 11,718,922 ) ............................................. 11,718,922
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 58,589,922 ) ...........................................................
58,589,922
Total Short Term Investments (Cost $ 152,797,777 ) ...............................
152,797,777
a
Total Investments (Cost $ 5,899,464,644 ) 99 .9% ..................................
$18,679,874,575
Other Assets, less Liabilities 0 .1% .............................................
6,379,866
Net Assets 100.0% ...........................................................
$18,686,254,441
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $187,550,163, representing 1.0% of net assets.
c
A portion or all of the security is on loan at September 30, 2020. See Note 1(h)
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
See Note 1(h) regarding securities on loan.
g
See Note 1(c) regarding joint repurchase agreement.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30, Year Ended
September 30,
2018
a
2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $2.30 $2.32 $2.31
Income from investment operations
b
:
Net investment income (loss)
c
............................................. 0.08 0.08 (0.04)
Net realized and unrealized gains (losses) .................................... (0.18) 0.02 0.05
Total from investment operations ............................................. (0.10) 0.10 0.01
Less distributions from:
Net investment income ................................................... (0.12) (0.12) —
Net asset value, end of year ................................................ $2.08 $2.30 $2.32
Total return
d
............................................................ (4.48)% 4.40% 0.43%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ............................... 0.71% 0.72% 0.71%
Expenses net of waiver and payments by affiliates
f
............................... 0.70% 0.72%
g
0.71%
g
Net investment income .................................................... 3.64% 3.92% 3.89%
Supplemental data
Net assets, end of year (000’s) .............................................. $10,072,437 $7,427,468 $107,057
Portfolio turnover rate ..................................................... 69.13% 43.63% 49.95%
a
For the period September 10, 2018 (effective date) to September 30, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year..
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2020 2019 2018 2017 2016
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.30 $2.32 $2.39 $2.25 $2.10
Income from investment operations
a
:
Net investment income
b
......................... 0.08 0.09 0.09 0.10 0.10
Net realized and unrealized gains (losses) ........... (0.18) 0.01 (0.04) 0.16 0.17
Total from investment operations .................... (0.10) 0.10 0.05 0.26 0.27
Less distributions from:
Net investment income .......................... (0.12) (0.12) (0.12) (0.12) (0.12)
Net asset value, end of year ....................... $2.08 $2.30 $2.32 $2.39 $2.25
Total return
c
................................... (4.39)% 4.50% 2.18% 11.86% 13.31%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.61% 0.62% 0.61% 0.62% 0.61%
Expenses net of waiver and payments by affiliates
d
...... 0.60% 0.62%
e
0.61%
e
0.61% 0.61%
e
Net investment income ........................... 3.74% 4.02% 3.99% 4.22% 4.57%
Supplemental data
Net assets, end of year (000’s) ..................... $32,693,224 $39,625,649 $42,929,573 $46,505,632 $45,515,127
Portfolio turnover rate ............................ 69.13% 43.63% 49.95% 34.12% 61.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.34 $2.35 $2.42 $2.27 $2.13
Income from investment operations
a
:
Net investment income
b
......................... 0.07 0.08 0.08 0.09 0.09
Net realized and unrealized gains (losses) ........... (0.18) 0.02 (0.04) 0.17 0.16
Total from investment operations .................... (0.11) 0.10 0.04 0.26 0.25
Less distributions from:
Net investment income .......................... (0.11) (0.11) (0.11) (0.11) (0.11)
Net asset value, end of year ....................... $2.12 $2.34 $2.35 $2.42 $2.27
Total return
c
................................... (4.80)% 4.35% 1.61% 11.63% 12.07%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.11% 1.12% 1.11% 1.12% 1.11%
Expenses net of waiver and payments by affiliates
d
...... 1.10% 1.12%
e
1.11%
e
1.11% 1.11%
e
Net investment income ........................... 3.24% 3.52% 3.49% 3.72% 4.07%
Supplemental data
Net assets, end of year (000’s) ..................... $9,339,238 $13,488,627 $19,895,441 $23,036,875 $23,841,466
Portfolio turnover rate ............................ 69.13% 43.63% 49.95% 34.12% 61.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.26 $2.28 $2.35 $2.21 $2.07
Income from investment operations
a
:
Net investment income
b
......................... 0.07 0.08 0.08 0.09 0.09
Net realized and unrealized gains (losses) ........... (0.18) 0.01 (0.04) 0.16 0.16
Total from investment operations .................... (0.11) 0.09 0.04 0.25 0.25
Less distributions from:
Net investment income .......................... (0.11) (0.11) (0.11) (0.11) (0.11)
Net asset value, end of year ....................... $2.04 $2.26 $2.28 $2.35 $2.21
Total return .................................... (4.82)% 4.20% 1.86% 11.67% 12.62%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.96% 0.97% 0.96% 0.97% 0.96%
Expenses net of waiver and payments by affiliates
c
...... 0.95% 0.97%
d
0.96%
d
0.96% 0.96%
d
Net investment income ........................... 3.40% 3.67% 3.64% 3.87% 4.22%
Supplemental data
Net assets, end of year (000’s) ..................... $221,584 $265,531 $296,098 $361,603 $396,107
Portfolio turnover rate ............................ 69.13% 43.63% 49.95% 34.12% 61.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.29 $2.30 $2.37 $2.23 $2.09
Income from investment operations
a
:
Net investment income
b
......................... 0.09 0.10 0.10 0.11 0.10
Net realized and unrealized gains (losses) ........... (0.19) 0.01 (0.05) 0.15 0.16
Total from investment operations .................... (0.10) 0.11 0.05 0.26 0.26
Less distributions from:
Net investment income .......................... (0.12) (0.12) (0.12) (0.12) (0.12)
Net asset value, end of year ....................... $2.07 $2.29 $2.30 $2.37 $2.23
Total return .................................... (4.23)% 5.17% 2.40% 12.15% 13.15%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.40% 0.41% 0.39% 0.39% 0.38%
Expenses net of waiver and payments by affiliates
c
...... 0.39% 0.40% 0.39%
d
0.38% 0.38%
d
Net investment income ........................... 3.96% 4.24% 4.21% 4.45% 4.80%
Supplemental data
Net assets, end of year (000’s) ..................... $1,626,735 $1,902,027 $2,062,334 $1,815,977 $1,737,577
Portfolio turnover rate ............................ 69.13% 43.63% 49.95% 34.12% 61.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.28 $2.30 $2.37 $2.23 $2.09
Income from investment operations
a
:
Net investment income
b
......................... 0.08 0.09 0.10 0.10 0.10
Net realized and unrealized gains (losses) ........... (0.17) 0.01 (0.05) 0.16 0.16
Total from investment operations .................... (0.09) 0.10 0.05 0.26 0.26
Less distributions from:
Net investment income .......................... (0.12) (0.12) (0.12) (0.12) (0.12)
Net asset value, end of year ....................... $2.07 $2.28 $2.30 $2.37 $2.23
Total return .................................... (3.86)% 4.65% 2.34% 12.09% 13.06%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.46% 0.47% 0.46% 0.47% 0.46%
Expenses net of waiver and payments by affiliates
c
...... 0.45% 0.47%
d
0.46%
d
0.46% 0.46%
d
Net investment income ........................... 3.89% 4.17% 4.14% 4.37% 4.72%
Supplemental data
Net assets, end of year (000’s) ..................... $9,712,076 $11,816,599 $11,328,761 $11,671,173 $8,143,479
Portfolio turnover rate ............................ 69.13% 43.63% 49.95% 34.12% 61.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Statement of Investments, September 30, 2020
Franklin Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a A
Country Shares
a
Value
a a a a a a
Common Stocks 41.1%
Aerospace & Defense 1.1%
Boeing Co. (The) ..................................... United States 833,516 $ 137,746,854
Lockheed Martin Corp. ................................. United States 500,000 191,640,000
Raytheon Technologies Corp. ............................ United States 6,350,000 365,379,000
694,765,854
Air Freight & Logistics 0.8%
a
United Parcel Service, Inc., B ............................ United States 3,000,000 499,890,000
Automobiles 0.3%
General Motors Co. .................................... United States 6,500,000 192,335,000
Banks 4.7%
Bank of America Corp. ................................. United States 20,000,000 481,800,000
b
Barclays plc ......................................... United Kingdom 175,000,000 220,781,499
Citigroup, Inc. ........................................ United States 6,000,000 258,660,000
JPMorgan Chase & Co. ................................. United States 15,000,000 1,444,050,000
Truist Financial Corp. .................................. United States 8,528,400 324,505,620
US Bancorp ......................................... United States 8,000,000 286,800,000
3,016,597,119
Beverages 3.0%
Coca-Cola Co. (The) ................................... United States 17,500,000 863,975,000
a
PepsiCo, Inc. ........................................ United States 7,500,000 1,039,500,000
1,903,475,000
Capital Markets 0.3%
Morgan Stanley ....................................... United States 4,000,000 193,400,000
Chemicals 0.6%
BASF SE ........................................... Germany 6,000,000 365,298,527
Containers & Packaging 0.4%
International Paper Co. ................................. United States 5,626,574 228,101,326
Diversified Telecommunication Services 2.4%
AT&T, Inc. ........................................... United States 10,000,000 285,100,000
BCE, Inc. ........................................... Canada 7,500,000 310,993,467
Verizon Communications, Inc. ............................ United States 16,000,000 951,840,000
1,547,933,467
Electric Utilities 5.5%
American Electric Power Co., Inc. ......................... United States 6,500,000 531,245,000
Duke Energy Corp. .................................... United States 11,500,000 1,018,440,000
Edison International ................................... United States 7,525,000 382,571,000
Exelon Corp. ......................................... United States 6,000,000 214,560,000
FirstEnergy Corp. ..................................... United States 3,000,000 86,130,000
PPL Corp. ........................................... United States 4,000,000 108,840,000
Southern Co. (The) .................................... United States 21,000,688 1,138,657,304
3,480,443,304
Energy Equipment & Services 0.0%
†
b,c
Weatherford International plc ............................. United States 14,700,000 28,665,000
Equity Real Estate Investment Trusts (REITs) 0.1%
Host Hotels & Resorts, Inc. .............................. United States 7,386,982 79,705,536
Health Care Providers & Services 0.5%
CVS Health Corp. ..................................... United States 5,000,000 292,000,000
Household Products 1.4%
Procter & Gamble Co. (The) ............................. United States 6,500,000 903,435,000

Franklin Custodian Funds
Statement of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a A
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Industrial Conglomerates 1.0%
Honeywell International, Inc. ............................. United States 4,000,000 $ 658,440,000
Insurance 0.8%
MetLife, Inc. ......................................... United States 14,000,000 520,380,000
IT Services 0.5%
International Business Machines Corp. ..................... United States 2,500,000 304,175,000
Machinery 0.6%
Cummins, Inc. ........................................ United States 1,704,588 359,940,802
Media 0.3%
Comcast Corp., A ..................................... United States 3,750,000 173,475,000
Metals & Mining 0.8%
Nucor Corp. ......................................... United States 1,000,000 44,860,000
Rio Tinto plc, ADR ..................................... Australia 7,500,000 452,925,000
497,785,000
Multiline Retail 0.5%
a
Target Corp. ......................................... United States 2,085,000 328,220,700
Multi-Utilities 2.6%
Dominion Energy, Inc. .................................. United States 14,000,000 1,105,020,000
DTE Energy Co. ...................................... United States 2,500,000 287,600,000
Sempra Energy ....................................... United States 2,000,000 236,720,000
1,629,340,000
Oil, Gas & Consumable Fuels 4.9%
BP plc, ADR ......................................... United Kingdom 9,000,000 157,140,000
Chevron Corp. ....................................... United States 17,000,000 1,224,000,000
Exxon Mobil Corp. ..................................... United States 30,000,000 1,029,900,000
d
Royal Dutch Shell plc, ADR, A ............................ Netherlands 6,500,000 163,605,000
d
TOTAL SE, ADR ...................................... France 12,500,000 428,750,000
Valero Energy Corp. ................................... United States 2,500,000 108,300,000
3,111,695,000
Personal Products 0.3%
Unilever plc .......................................... United Kingdom 3,000,000 184,966,880
Pharmaceuticals 4.6%
AstraZeneca plc ...................................... United Kingdom 6,500,000 710,246,561
Bristol-Myers Squibb Co. ................................ United States 5,000,000 301,450,000
Johnson & Johnson ................................... United States 5,000,000 744,400,000
Merck & Co., Inc. ..................................... United States 9,000,000 746,550,000
Pfizer, Inc. ........................................... United States 12,600,000 462,420,000
2,965,066,561
Road & Rail 0.6%
Union Pacific Corp. .................................... United States 2,000,000 393,740,000
Semiconductors & Semiconductor Equipment 1.5%
Broadcom, Inc. ....................................... United States 250,000 91,080,000
Intel Corp. ........................................... United States 10,000,000 517,800,000
a
Texas Instruments, Inc. ................................. United States 2,523,767 360,368,690
969,248,690
Software 0.3%
Oracle Corp. ......................................... United States 3,000,000 179,100,000
Tobacco 0.6%
Philip Morris International, Inc. ........................... United States 5,000,000 374,950,000

Franklin Custodian Funds
Statement of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a A
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Wireless Telecommunication Services 0.1%
Vodafone Group plc ................................... United Kingdom 50,000,000 $ 66,274,104
Total Common Stocks (Cost $24,425,289,727) ...................................
26,142,842,870
e
Equity-Linked Securities 19.5%
Aerospace & Defense 0.7%
f
BNP Paribas Issuance BV into Raytheon Technologies Corp., 144A,
9%, 6/16/21 ........................................ United States 4,546,000 270,534,331
f
Morgan Stanley Finance LLC into General Dynamics Corp., Senior
Unsecured Note, 144A, 8%, 5/24/21 ...................... United States 1,450,000 200,560,747
471,095,078
Airlines 0.1%
f
Wells Fargo Bank NA into Delta Air Lines, Inc., 144A, 10%, 4/12/21 United States 2,000,000 63,705,539
Automobiles 0.7%
f
Societe Generale SA into Ford Motor Co., 144A, 12%, 2/23/21 ... United States 37,800,000 241,781,392
f
Wells Fargo Bank NA into General Motors Co., Senior Unsecured
Note, 144A, 8.5%, 11/25/20 ............................ United States 6,512,000 197,763,461
439,544,853
Banks 0.9%
f
Barclays Bank plc into Bank of America Corp., Senior Unsecured
Note, 144A, 8.5%, 11/25/20 ............................ United States 9,040,000 223,922,074
f
Credit Suisse AG into Bank of America Corp., Senior Unsecured
Note, 144A, 7%, 10/21/20 ............................. United States 8,550,000 211,415,058
f
Credit Suisse AG into Wells Fargo & Co., Senior Unsecured Note,
144A, 8%, 11/30/20 .................................. United States 5,640,000 138,429,481
573,766,613
Biotechnology 0.7%
f
Merrill Lynch International & Co. CV into Gilead Sciences, Inc.,
BANK GUARANTEED Note, 144A, 9%, 12/30/20 ............ United States 2,540,000 160,770,279
f
Royal Bank of Canada into AbbVie, Inc., Senior Unsecured Note,
144A, 9%, 2/02/21 ................................... United States 2,900,000 255,176,092
415,946,371
Capital Markets 0.8%
f
Barclays Bank plc into Morgan Stanley, 144A, 8%, 8/20/21 ...... United States 5,148,000 252,651,818
f
JPMorgan Chase Bank NA into Morgan Stanley, Senior Unsecured
Note, 144A, 8.5%, 12/21/20 ............................ United States 5,100,000 243,735,183
496,387,001
Communications Equipment 0.7%
f
Credit Suisse AG into Cisco Systems, Inc., Senior Unsecured Note,
144A, 10%, 6/01/21 .................................. United States 5,085,000 207,685,906
f
JPMorgan Chase Bank NA into Cisco Systems, Inc., Senior
Unsecured Note, 144A, 7.5%, 1/19/21 .................... United States 6,050,000 243,548,914
451,234,820
Energy Equipment & Services 0.7%
f
Barclays Bank plc into Schlumberger Ltd., Senior Unsecured Note,
144A, 9%, 1/28/21 ................................... United States 7,150,000 115,190,880
f
JPMorgan Chase Bank NA into Baker Hughes Co., 144A, 8.5%,
12/08/20 .......................................... United States 11,360,000 155,072,093
f
Wells Fargo Bank NA into Halliburton Co., Senior Unsecured Note,
144A, 10%, 1/11/21 .................................. United States 12,700,000 162,580,133
432,843,106

Franklin Custodian Funds
Statement of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a A
Country Shares
a
Value
a a a a a a
e
Equity-Linked Securities
(continued)
Health Care Providers & Services 0.7%
f
Morgan Stanley Finance LLC into CVS Health Corp., Senior
Unsecured Note, 144A, 8%, 5/25/21 ...................... United States 3,732,000 $ 222,569,646
f
Royal Bank of Canada into CVS Health Corp., 144A, 7.5%, 9/03/21 United States 3,933,000 233,348,036
455,917,682
Insurance 0.7%
f
BNP Paribas Issuance BV into MetLife, Inc., BANK GUARANTEED
Note, 144A, 9%, 9/07/21 .............................. United States 6,597,000 249,163,979
f
Goldman Sachs International Bank into MetLife, Inc., 144A, 7.5%,
12/29/20 .......................................... United States 5,210,000 195,674,243
444,838,222
Interactive Media & Services 1.3%
f
Citigroup Global Markets Holdings, Inc. into Alphabet, Inc., Senior
Unsecured Note, 144A, 7.5%, 3/19/21 .................... United States 259,000 354,263,939
f
Goldman Sachs International Bank into Facebook, Inc., 144A, 9%,
3/26/21 ........................................... United States 2,590,000 487,488,017
841,751,956
Internet & Direct Marketing Retail 1.1%
f
Citigroup Global Markets Holdings, Inc. into Amazon.com, Inc.,
Senior Unsecured Note, 144A, 8%, 11/19/20 ............... United States 169,100 331,311,431
f
Goldman Sachs International Bank into Amazon.com, Inc., 144A,
7.5%, 1/11/21 ....................................... United States 190,000 374,918,940
706,230,371
IT Services 0.7%
f
Barclays Bank plc into Fidelity National Information Services, Inc.,
144A, 7.5%, 6/02/21 ................................. United States 1,495,000 213,836,405
f
Barclays Bank plc into International Business Machines Corp.,
Senior Unsecured Note, 144A, 8%, 12/31/20 ............... United States 2,000,000 244,298,923
458,135,328
Machinery 0.3%
f
UBS AG into Caterpillar, Inc., 144A, 9.5%, 4/29/21 ............. United States 1,428,600 189,786,431
Media 0.8%
f
Barclays Bank plc into Comcast Corp., Senior Unsecured Note,
144A, 9%, 4/28/21 ................................... United States 6,400,000 268,875,676
f
Merrill Lynch International & Co. CV into Comcast Corp., BANK
GUARANTEED Note, 144A, 7%, 8/09/21 .................. United States 5,600,000 246,879,136
515,754,812
Metals & Mining 0.9%
f
Barclays Bank plc into Rio Tinto plc, Senior Unsecured Note, 144A,
10%, 10/27/20 ...................................... United Kingdom 5,000,000 302,279,752
f
JPMorgan Chase Bank NA into Barrick Gold Corp., 144A, 10%,
2/09/21 ........................................... Canada 13,200,000 272,930,375
575,210,127
Pharmaceuticals 1.7%
f
Goldman Sachs International Bank into Bristol-Myers Squibb Co.,
144A, 8%, 11/04/20 .................................. United States 5,000,000 293,753,322
f
Goldman Sachs International Bank into Bristol-Myers Squibb Co.,
144A, 8%, 2/10/21 ................................... United States 3,984,000 243,047,472
f
Merrill Lynch International & Co. CV into Pfizer, Inc., BANK
GUARANTEED Note, 144A, 8%, 8/17/21 .................. United States 7,000,000 261,557,361

Franklin Custodian Funds
Statement of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a A
Country Shares
a
Value
a a a a a a
e
Equity-Linked Securities
(continued)
Pharmaceuticals (continued)
f
Royal Bank of Canada into Merck & Co., Inc., Senior Unsecured
Note, 144A, 7%, 1/25/21 .............................. United States 3,220,000 $ 271,009,444
1,069,367,599
Semiconductors & Semiconductor Equipment 3.1%
f
BNP Paribas Issuance BV into Texas Instruments, Inc., BANK
GUARANTEED Note, 144A, 8.5%, 6/01/21 ................. United States 1,439,000 192,877,601
f
Credit Suisse AG into Broadcom, Inc., 144A, 10%, 4/14/21 ...... United States 1,275,000 410,177,438
f
Credit Suisse AG into Texas Instruments, Inc., 144A, 8%, 8/13/21 . United States 2,239,000 305,383,622
f
Merrill Lynch International & Co. CV into Intel Corp., BANK
GUARANTEED Note, 144A, 8%, 2/23/21 .................. United States 4,583,000 244,725,638
f
Royal Bank of Canada into Analog Devices, Inc., Senior Unsecured
Note, 144A, 8%, 9/15/21 .............................. United States 1,718,000 203,006,262
f
Royal Bank of Canada into Analog Devices, Inc., Senior Unsecured
Note, 144A, 8.5%, 12/21/20 ............................ United States 1,700,000 195,378,199
f
Royal Bank of Canada into Analog Devices, Inc., 144A, 8.5%,
9/10/21 ........................................... United States 1,240,000 149,208,761
f
Royal Bank of Canada into Intel Corp., Senior Unsecured Note,
144A, 8%, 11/18/20 .................................. United States 5,070,000 266,740,377
1,967,497,898
Software 1.7%
f
Citigroup Global Markets Holdings, Inc. into Microsoft Corp., Senior
Unsecured Note, 144A, 8%, 4/12/21 ...................... United States 2,200,000 389,844,471
f
Societe Generale SA into Microsoft Corp., BANK GUARANTEED
Note, 144A, 8%, 8/24/21 .............................. United States 1,240,000 265,816,954
f
Societe Generale SA into Oracle Corp., BANK GUARANTEED Note,
144A, 8%, 8/05/21 ................................... United States 3,390,000 196,451,202
f
UBS AG into Oracle Corp., 144A, 9%, 4/29/21 ................ United States 4,303,900 245,886,349
1,097,998,976
Specialty Retail 0.6%
f
BNP Paribas Issuance BV into Home Depot, Inc. (The), BANK
GUARANTEED Note, 144A, 7%, 2/16/21 .................. United States 1,680,000 399,357,310
Technology Hardware, Storage & Peripherals 0.6%
f
Citigroup Global Markets Holdings, Inc. into Apple, Inc., Senior
Unsecured Note, 144A, 8%, 1/13/21 ...................... United States 1,180,000 361,825,799
Total Equity-Linked Securities (Cost $13,000,576,952) ...........................
12,428,195,892
Convertible Preferred Stocks 3.6%
Banks 0.7%
Bank of America Corp., 7.25%, L .......................... United States 300,000 446,400,000
Capital Markets 0.1%
b
KKR & Co., Inc., 6%, C ................................. United States 1,350,000 70,200,000
b
Chemicals 0.0%
†
International Flavors & Fragrances, Inc., 6% ................. United States 250,000 11,075,000
Electric Utilities 1.2%
b,d
American Electric Power Co., Inc., 6.125% .................. United States 1,000,000 49,020,000
NextEra Energy, Inc., 5.279% ............................ United States 4,000,000 186,720,000
b
NextEra Energy, Inc., 6.219% ............................ United States 6,300,000 300,825,000
Southern Co. (The), 6.75%, 2019 ......................... United States 4,727,400 220,013,196
756,578,196
Health Care Equipment & Supplies 0.1%
Danaher Corp., 5%, B .................................. United States 50,000 63,878,000

Franklin Custodian Funds
Statement of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a A
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
Machinery 0.1%
Fortive Corp., 5%, A ................................... United States 81,266 $ 76,092,606
Multi-Utilities 0.4%
d
Dominion Energy, Inc., 7.25%, A .......................... United States 500,000 50,880,000
DTE Energy Co., 6.25% ................................ United States 1,000,000 45,160,000
Sempra Energy, 6%, A ................................. United States 500,000 49,225,000
Sempra Energy, 6.75%, B ............................... United States 839,000 82,230,390
227,495,390
Semiconductors & Semiconductor Equipment 0.8%
Broadcom, Inc., 8%, A .................................. United States 420,000 523,635,000
Thrifts & Mortgage Finance 0.2%
b
FNMA, 5.375% ....................................... United States 4,250 115,387,500
b
Total Convertible Preferred Stocks (Cost $2,154,199,926) ........................
2,290,741,692
Preferred Stocks 0.2%
Banks 0.1%
d
JPMorgan Chase & Co., 6%, EE .......................... United States 1,859,084 51,013,265
Thrifts & Mortgage Finance 0.1%
b,d
FHLMC, 8.375%, Z .................................... United States 6,500,000 57,850,000
b
FNMA, 8.25%, S ...................................... United States 4,500,000 39,960,000
97,810,000
Total Preferred Stocks (Cost $309,520,975) .....................................
148,823,265
a
Principal
Amount
*
Convertible Bonds 0.1%
Airlines 0.1%
Southwest Airlines Co. , Senior Note , 1.25% , 5/01/25 ...........
United States 60,000,000 78,600,000
Oil, Gas & Consumable Fuels 0.0%
†
g
Chesapeake Energy Corp. , Senior Note , 5.5% , 9/15/26 ......... United States 203,359,000 7,646,298
Total Convertible Bonds (Cost $153,486,360) ...................................
86,246,298
Corporate Bonds 29.1%
Aerospace & Defense 0.1%
Raytheon Technologies Corp. , Senior Note , 3.125% , 5/04/27 .....
United States 40,000,000 44,411,182
Air Freight & Logistics 0.1%
f
XPO Logistics, Inc. , Senior Note , 144A , 6.5% , 6/15/22 .......... United States 50,000,000 50,236,250
Airlines 0.0%
†
f
American Airlines Group, Inc. , Senior Note , 144A , 5% , 6/01/22 ... United States 16,000,000 10,920,000
Automobiles 0.6%
Ford Motor Co. ,
Senior Note, 9%, 4/22/25 ............................. United States 50,000,000 57,389,750
Senior Note, 4.346%, 12/08/26 ......................... United States 120,000,000 118,620,000
General Motors Co. ,
Senior Bond, 5.15%, 4/01/38 ........................... United States 150,000,000 159,244,723
Senior Note, 6.125%, 10/01/25 ......................... United States 20,000,000 23,263,522
358,517,995
Banks 3.3%
Bank of America Corp. ,
h
AA, Junior Sub. Bond, 6.1% to 3/17/25, FRN thereafter, Perpetual United States 75,000,000 81,697,875
h
U, Junior Sub. Bond, 5.2% to 6/01/23, FRN thereafter, Perpetual United States 75,000,000 75,789,970

Franklin Custodian Funds
Statement of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Banks (continued)
Bank of America Corp., (continued)
h
X, Junior Sub. Bond, 6.25% to 9/05/24, FRN thereafter, Perpetual United States 55,000,000 $ 59,037,760
Senior Bond, 3.419% to 12/20/27, FRN thereafter, 12/20/28 ... United States 135,000,000 150,563,866
Senior Note, 3.004% to 12/20/22, FRN thereafter, 12/20/23 .... United States 40,000,000 42,024,196
Barclays plc ,
Senior Note, 4.61% to 2/15/22, FRN thereafter, 2/15/23 ....... United Kingdom 40,000,000 41,881,297
Senior Note, 3.65%, 3/16/25 ........................... United Kingdom 50,000,000 54,031,736
Senior Note, 3.932% to 5/07/24, FRN thereafter, 5/07/25 ...... United Kingdom 50,000,000 53,883,338
Senior Note, 4.375%, 1/12/26 .......................... United Kingdom 125,000,000 140,174,709
Citigroup, Inc. ,
h
Junior Sub. Bond, 5.95% to 1/30/23, FRN thereafter, Perpetual . United States 155,000,000 159,659,264
h
D, Junior Sub. Bond, 5.35% to 5/15/23, FRN thereafter, Perpetual United States 140,000,000 140,068,600
h
M, Junior Sub. Bond, 6.3% to 5/15/24, FRN thereafter, Perpetual United States 135,000,000 141,506,325
Sub. Bond, 4.125%, 7/25/28 ........................... United States 130,000,000 149,640,568
h
JPMorgan Chase & Co. ,
i
I, Junior Sub. Bond, FRN, 3.738%, (3-month USD LIBOR +
3.47%), Perpetual ................................... United States 178,959,000 171,709,374
Q, Junior Sub. Bond, 5.15% to 5/01/23, FRN thereafter, Perpetual United States 90,700,000 91,561,107
R, Junior Sub. Bond, 6% to 8/01/23, FRN thereafter, Perpetual . United States 65,000,000 66,840,975
S, Junior Sub. Bond, 6.75% to 2/01/24, FRN thereafter, Perpetual United States 80,000,000 86,773,366
U, Junior Sub. Bond, 6.125% to 4/30/24, FRN thereafter,
Perpetual ......................................... United States 60,000,000 62,448,063
i
V, Junior Sub. Bond, FRN, 3.616%, (3-month USD LIBOR +
3.32%), Perpetual ................................... United States 168,100,000 155,874,995
X, Junior Sub. Bond, 6.1% to 10/01/24, FRN thereafter, Perpetual United States 75,000,000 78,915,242
h
Wells Fargo & Co. , S , Junior Sub. Bond , 5.9% to 6/15/24, FRN
thereafter , Perpetual ................................. United States 100,000,000 102,541,082
2,106,623,708
Beverages 0.0%
†
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 4% , 4/13/28
Belgium 25,000,000 28,910,121
Biotechnology 0.3%
AbbVie, Inc. ,
Senior Note, 2.9%, 11/06/22 ........................... United States 35,000,000 36,720,284
f
Senior Note, 144A, 3.8%, 3/15/25 ....................... United States 100,000,000 111,072,330
Senior Note, 3.2%, 5/14/26 ............................ United States 25,000,000 27,591,381
175,383,995
Capital Markets 0.3%
Goldman Sachs Group, Inc. (The) ,
Senior Note, 2.876% to 10/31/21, FRN thereafter, 10/31/22 .... United States 100,000,000 102,422,855
Senior Note, 3.272% to 9/29/24, FRN thereafter, 9/29/25 ...... United States 100,000,000 108,347,761
210,770,616
Chemicals 0.1%
f
Olin Corp. , Senior Note , 144A , 9.5% , 6/01/25 ................ United States 40,000,000 46,674,000
Communications Equipment 0.1%
f
CommScope Technologies LLC , Senior Note , 144A , 6% , 6/15/25 .. United States 19,972,000 20,269,583
f
CommScope , Inc. , Senior Note , 144A , 7.125% , 7/01/28 ......... United States 45,000,000 46,296,900
66,566,483
Construction Materials 0.3%
f
CEMEX Finance LLC , Senior Secured Note , 144A , 6% , 4/01/24 .. Mexico 57,800,000 59,239,798
f
Cemex SAB de CV ,
Senior Secured Bond, 144A, 5.7%, 1/11/25 ................ Mexico 65,000,000 66,462,500

Franklin Custodian Funds
Statement of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Construction Materials (continued)
f
Cemex SAB de CV, (continued)
Senior Secured Bond, 144A, 7.75%, 4/16/26 ............... Mexico 50,100,000 $ 52,855,500
178,557,798
Consumer Finance 1.1%
Capital One Financial Corp. ,
Sub. Note, 4.2%, 10/29/25 ............................ United States 113,000,000 125,393,344
Sub. Note, 3.75%, 7/28/26 ............................ United States 100,200,000 109,069,553
Ford Motor Credit Co. LLC ,
Senior Note, 3.336%, 3/18/21 .......................... United States 48,000,000 48,086,400
Senior Note, 5.125%, 6/16/25 .......................... United States 60,000,000 61,950,000
Senior Note, 4.134%, 8/04/25 .......................... United States 149,650,000 148,496,198
Senior Note, 5.113%, 5/03/29 .......................... United States 110,000,000 113,162,500
General Motors Financial Co., Inc. , Senior Note , 4.15% , 6/19/23 ..
United States 75,000,000 79,522,633
685,680,628
Containers & Packaging 0.5%
f
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 200,995,000 189,437,788
Senior Secured Note, 144A, 5.5%, 4/15/24 ................ United States 105,000,000 105,525,000
294,962,788
Diversified Telecommunication Services 0.4%
AT&T, Inc. ,
Senior Bond, 4.125%, 2/17/26 .......................... United States 75,000,000 85,934,197
Senior Note, 3%, 6/30/22 ............................. United States 90,000,000 93,593,766
f
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.5%, 5/01/26 ....................... United States 40,000,000 41,756,200
Senior Bond, 144A, 5.125%, 5/01/27 ..................... United States 30,000,000 31,606,650
252,890,813
Energy Equipment & Services 0.9%
f
Weatherford International Ltd. ,
144A, 8.75%, 9/01/24 ................................ United States 190,000,000 195,175,600
Senior Note, 144A, 11%, 12/01/24 ....................... United States 670,113,000 403,743,082
598,918,682
Entertainment 0.4%
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 100,000,000 109,096,000
Senior Bond, 4.875%, 4/15/28 .......................... United States 69,300,000 77,555,709
Senior Bond, 5.875%, 11/15/28 ......................... United States 50,000,000 59,749,500
246,401,209
Equity Real Estate Investment Trusts (REITs) 0.3%
American Tower Corp. , Senior Bond , 3.375% , 10/15/26 .........
United States 30,000,000 33,239,809
Equinix , Inc. , Senior Bond , 5.375% , 5/15/27 .................
United States 70,000,000 76,386,436
f
Iron Mountain, Inc. , Senior Note , 144A , 4.875% , 9/15/27 ........ United States 110,610,000 113,117,252
222,743,497
Food Products 0.4%
Kraft Heinz Foods Co. ,
Senior Bond, 4.625%, 1/30/29 .......................... United States 24,400,000 27,187,155
f
Senior Bond, 144A, 5.5%, 6/01/50 ....................... United States 39,200,000 45,010,263
Senior Note, 3.95%, 7/15/25 ........................... United States 25,041,000 27,219,655
f
Post Holdings, Inc. ,
Senior Bond, 144A, 5%, 8/15/26 ........................ United States 87,000,000 89,325,945

Franklin Custodian Funds
Statement of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Food Products (continued)
f
Post Holdings, Inc., (continued)
Senior Bond, 144A, 5.625%, 1/15/28 ..................... United States 60,000,000 $ 63,656,400
252,399,418
Health Care Providers & Services 9.4%
CHS/Community Health Systems, Inc. ,
f
Secured Note, 144A, 11%, 6/30/23 ...................... United States 1,385,000,000 1,078,423,325
f
Secured Note, 144A, 8.125%, 6/30/24 .................... United States 755,000,000 553,037,500
Senior Note, 6.875%, 2/01/22 .......................... United States 23,805,000 21,260,841
f
Senior Note, 144A, 6.875%, 4/01/28 ..................... United States 1,275,000,000 604,828,125
f
Senior Secured Note, 144A, 6.625%, 2/15/25 .............. United States 300,000,000 290,940,000
f
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 370,000,000 363,668,375
f
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 544,000,000 533,120,000
Cigna Corp. , Senior Note , 3.75% , 7/15/23 ...................
United States 36,552,000 39,638,485
CVS Health Corp. ,
Senior Bond, 4.3%, 3/25/28 ............................ United States 125,000,000 146,412,426
Senior Bond, 5.05%, 3/25/48 ........................... United States 50,000,000 63,790,954
HCA, Inc. ,
Senior Bond, 5.875%, 5/01/23 .......................... United States 90,000,000 98,100,000
Senior Bond, 5.625%, 9/01/28 .......................... United States 90,000,000 103,115,250
Senior Secured Note, 5%, 3/15/24 ....................... United States 124,800,000 139,962,658
Tenet Healthcare Corp. ,
Secured Note, 5.125%, 5/01/25 ......................... United States 133,300,000 133,599,925
Senior Bond, 6.875%, 11/15/31 ......................... United States 55,258,000 54,349,558
Senior Note, 8.125%, 4/01/22 .......................... United States 850,000,000 945,540,000
Senior Note, 6.75%, 6/15/23 ........................... United States 565,000,000 593,815,000
f
Senior Note, 144A, 6.125%, 10/01/28 .................... United States 145,000,000 141,465,625
Senior Secured Note, 4.625%, 7/15/24 ................... United States 85,200,000 85,498,200
5,990,566,247
Hotels, Restaurants & Leisure 0.7%
f
Caesars Entertainment, Inc. ,
Senior Note, 144A, 8.125%, 7/01/27 ..................... United States 40,000,000 42,452,200
Senior Secured Note, 144A, 6.25%, 7/01/25 ............... United States 30,000,000 31,312,650
f
Golden Nugget, Inc. , Senior Note , 144A , 6.75% , 10/15/24 ....... United States 51,500,000 43,066,875
f
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. ,
Senior Bond, 144A, 5.5%, 3/01/25 ....................... United States 164,500,000 158,228,438
Senior Note, 144A, 4.25%, 5/30/23 ...................... United States 84,000,000 79,800,000
Senior Note, 144A, 5.25%, 5/15/27 ...................... United States 99,827,000 93,774,988
448,635,151
Household Durables 0.2%
f
Shea Homes LP / Shea Homes Funding Corp. , Senior Bond , 144A ,
6.125% , 4/01/25 ..................................... United States 96,278,000 99,709,829
Insurance 0.1%
Prudential Financial, Inc. , Junior Sub. Bond , 5.7% to 9/15/28, FRN
thereafter , 9/15/48 ................................... United States 65,000,000 73,639,581
Internet & Direct Marketing Retail 0.1%
Alibaba Group Holding Ltd. , Senior Note , 3.4% , 12/06/27 .......
China 40,000,000 44,854,333
Machinery 0.1%
f
Navistar International Corp. , Senior Secured Note , 144A , 9.5% ,
5/01/25 ........................................... United States 30,000,000 33,750,900
f
Vertical US Newco, Inc. , Senior Secured Note , 144A , 5.25% , 7/15/27 Germany 50,000,000 52,057,000
85,807,900

Franklin Custodian Funds
Statement of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Media 2.0%
f
Diamond Sports Group LLC / Diamond Sports Finance Co. , Senior
Secured Note , 144A , 5.375% , 8/15/26 .................... United States 175,000,000 $ 124,235,125
DISH DBS Corp. ,
Senior Note, 5.875%, 7/15/22 .......................... United States 391,500,000 407,551,500
Senior Note, 5%, 3/15/23 ............................. United States 300,000,000 306,375,000
Senior Note, 5.875%, 11/15/24 ......................... United States 128,200,000 132,206,250
f
Senior Note, 144A, 7.375%, 7/01/28 ..................... United States 40,000,000 41,250,000
f
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 202,220,000 191,982,612
Senior Secured Note, 144A, 9.5%, 5/01/25 ................ United States 55,000,000 59,125,000
Senior Secured Note, 144A, 6.625%, 6/01/27 .............. United States 30,000,000 29,362,500
1,292,087,987
Metals & Mining 0.4%
f
Cleveland-Cliffs, Inc. , Senior Secured Note , 144A , 6.75% , 3/15/26 . United States 50,000,000 50,922,500
f
FMG Resources August 2006 Pty. Ltd. ,
Senior Note, 144A, 4.75%, 5/15/22 ...................... Australia 40,200,000 41,230,125
Senior Note, 144A, 5.125%, 3/15/23 ..................... Australia 25,000,000 26,150,000
Senior Note, 144A, 5.125%, 5/15/24 ..................... Australia 60,540,000 64,739,962
Freeport-McMoRan, Inc. ,
Senior Bond, 5.25%, 9/01/29 ........................... United States 30,000,000 32,225,700
Senior Note, 3.875%, 3/15/23 .......................... United States 62,636,000 64,653,506
279,921,793
Oil, Gas & Consumable Fuels 2.0%
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 7.625%, 1/15/22 .......................... United States 64,263,000 64,006,912
Senior Note, 7.75%, 4/15/23 ........................... United States 142,585,000 128,163,240
f
Senior Note, 144A, 11%, 4/15/25 ........................ United States 290,380,000 263,516,947
f
Senior Secured Note, 144A, 9.25%, 7/15/24 ............... United States 118,402,000 129,535,340
g
Chesapeake Energy Corp. ,
f
Secured Note, 144A, 11.5%, 1/01/25 ..................... United States 1,070,000,000 146,311,800
Senior Note, 7%, 10/01/24 ............................ United States 410,000,000 15,887,500
HighPoint Operating Corp. ,
Senior Bond, 7%, 10/15/22 ............................ United States 205,783,000 52,169,077
Senior Note, 8.75%, 6/15/25 ........................... United States 175,845,000 44,840,475
Kinder Morgan, Inc. , Senior Bond , 7.75% , 1/15/32 .............
United States 95,000,000 132,247,910
Occidental Petroleum Corp. ,
Senior Note, 8%, 7/15/25 ............................. United States 50,000,000 50,405,250
Senior Note, 6.375%, 9/01/28 .......................... United States 60,000,000 55,654,500
Senior Note, 6.625%, 9/01/30 .......................... United States 60,000,000 55,462,500
f
PBF Holding Co. LLC / PBF Finance Corp. ,
Senior Note, 144A, 6%, 2/15/28 ........................ United States 37,000,000 24,898,225
Senior Secured Note, 144A, 9.25%, 5/15/25 ............... United States 50,000,000 51,322,250
Sunoco LP / Sunoco Finance Corp. , Senior Note , 5.5% , 2/15/26 ..
United States 62,775,000 62,920,010
1,277,341,936
Pharmaceuticals 2.0%
AstraZeneca plc ,
Senior Note, 2.375%, 11/16/20 ......................... United Kingdom 25,000,000 25,063,507
Senior Note, 2.375%, 6/12/22 .......................... United Kingdom 31,500,000 32,493,895
f
Bausch Health Americas, Inc. , Senior Note , 144A , 9.25% , 4/01/26 . United States 137,000,000 150,878,100
f
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 6.125%, 4/15/25 ..................... United States 122,400,000 125,429,400
Senior Note, 144A, 5.5%, 3/01/23 ....................... United States 52,984,000 52,950,885
Senior Note, 144A, 5.875%, 5/15/23 ..................... United States 27,338,000 27,222,634

Franklin Custodian Funds
Statement of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
f
Bausch Health Cos., Inc., (continued)
Senior Note, 144A, 9%, 12/15/25 ....................... United States 105,000,000 $ 114,481,500
Senior Note, 144A, 7%, 1/15/28 ........................ United States 30,000,000 31,775,700
Senior Secured Note, 144A, 7%, 3/15/24 .................. United States 87,300,000 90,442,800
Senior Secured Note, 144A, 5.5%, 11/01/25 ............... United States 91,000,000 93,252,250
f
Bayer US Finance II LLC , Senior Note , 144A , 4.25% , 12/15/25 ... Germany 65,000,000 74,442,495
Bristol-Myers Squibb Co. , Senior Note , 3.4% , 7/26/29 ..........
United States 40,000,000 46,545,116
f
Endo Dac / Endo Finance LLC / Endo Finco , Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 69,939,000 73,217,391
Senior Note, 144A, 6%, 6/30/28 ........................ United States 107,739,000 79,295,904
Mylan NV , Senior Note , 3.95% , 6/15/26 .....................
United States 130,000,000 146,226,476
f
Par Pharmaceutical, Inc. , Senior Secured Note , 144A , 7.5% , 4/01/27 United States 76,744,000 80,503,688
1,244,221,741
Road & Rail 0.1%
f
Ashtead Capital, Inc. ,
Senior Note, 144A, 4.375%, 8/15/27 ..................... United Kingdom 34,500,000 35,966,250
Senior Note, 144A, 4%, 5/01/28 ........................ United Kingdom 25,000,000 26,000,000
61,966,250
Semiconductors & Semiconductor Equipment 0.2%
Broadcom Corp. / Broadcom Cayman Finance Ltd. , Senior Note ,
3.5% , 1/15/28 ...................................... United States 40,000,000 43,357,518
Microchip Technology, Inc. , Senior Secured Note , 4.333% , 6/01/23
United States 69,000,000 74,369,893
117,727,411
Tobacco 0.4%
BAT Capital Corp. ,
Senior Note, 3.222%, 8/15/24 .......................... United Kingdom 88,500,000 94,781,716
Senior Note, 3.557%, 8/15/27 .......................... United Kingdom 170,000,000 183,896,524
278,678,240
Trading Companies & Distributors 0.2%
United Rentals North America, Inc. , Senior Bond , 4.875% , 1/15/28
United States 93,000,000 97,766,250
f
WESCO Distribution, Inc. , Senior Note , 144A , 7.125% , 6/15/25 ... United States 30,000,000 32,718,750
130,485,000
Wireless Telecommunication Services 2.0%
Sprint Communications, Inc. ,
Senior Note, 11.5%, 11/15/21 .......................... United States 200,000,000 219,795,000
Senior Note, 6%, 11/15/22 ............................. United States 347,700,000 375,081,375
Sprint Corp. ,
Senior Note, 7.875%, 9/15/23 .......................... United States 187,350,000 215,007,544
Senior Note, 7.125%, 6/15/24 .......................... United States 190,650,000 219,604,015
Senior Note, 7.625%, 3/01/26 .......................... United States 86,300,000 104,414,370
f
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC , Senior Secured Note , 144A , 5.152% ,
3/20/28 ........................................... United States 130,000,000 153,481,250
1,287,383,554
Total Corporate Bonds (Cost $21,350,355,552) ..................................
18,544,596,136
Units
j
Index-Linked Notes 0.3%
Capital Markets 0.3%
f,k
Credit Suisse AG, Senior Unsecured Note, 144A, 11.06%, 2/08/21 Switzerland 33,000 97,818,930
f,k
UBS AG, Senior Unsecured Note, 144A, 0%, 5/07/21 .......... Switzerland 75,000 74,256,750

Franklin Custodian Funds
Statement of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Units
a
Value
a a a a a a
j
Index-Linked Notes
(continued)
Capital Markets (continued)
172,075,680
Total Index-Linked Notes (Cost $174,480,150) ...................................
$ 172,075,680
Principal
Amount
*
i,l
Senior Floating Rate Interests 0.2%
Airlines 0.0%
†
m
Delta Air Lines, Inc. / SkyMiles IP Ltd., Initial Term Loan, 4.75%,
(6-month USD LIBOR + 3.75%), 10/20/27 ................. United States 25,000,000 25,246,100
Hotels, Restaurants & Leisure 0.0%
†
Golden Nugget Online Gaming, Inc., 2020 Buyback Term Loan, 13%,
(1-month USD LIBOR + 12%), 10/04/23 ................... United States 13,867,491 16,086,289
Media 0.0%
†
Univision Communications, Inc., First Lien, 2017 Replacement
Repriced Term Loan, 3.75%, (1-month USD LIBOR + 2.75%),
3/15/24 ........................................... United States 25,254,625 24,383,341
Oil, Gas & Consumable Fuels 0.1%
g
Chesapeake Energy Corp., Term Loan, A, (1-month USD LIBOR +
8%), 6/24/24 ....................................... United States 77,725,000 55,573,375
Specialty Retail 0.1%
Belk, Inc., First Lien, Term Loan, 7.75%, (3-month USD LIBOR +
6.75%), 7/31/25 ..................................... United States 86,348,727 33,151,780
Total Senior Floating Rate Interests (Cost $218,870,625) .........................
154,440,885
U.S. Government and Agency Securities 1.6%
U.S. Treasury Bonds ,
7.5%, 11/15/24 ...................................... United States 350,000,000 455,095,704
6.875%, 8/15/25 ..................................... United States 400,000,000 527,906,248
Total U.S. Government and Agency Securities (Cost $921,665,648) ................
983,001,952
Mortgage-Backed Securities 2.5%
Federal National Mortgage Association (FNMA) Fixed Rate 1.0%
FNMA, 30 Year, 3%, 8/01/50 ............................. United States 438,515,367 461,300,687
FNMA, 30 Year, 3%, 7/01/50 ............................. United States 82,248,191 86,494,817
FNMA, 30 Year, 4%, 8/01/49 - 2/01/50 ...................... United States 65,817,039 71,558,767
619,354,271
Government National Mortgage Association (GNMA) Fixed Rate 1.5%
GNMA II, Single-family, 30 Year, 3%, 7/20/50 ................. United States 428,250,644 451,897,389
GNMA II, Single-family, 30 Year, 3.5%, 1/20/50 - 6/20/50 ........ United States 498,787,259 526,837,938
GNMA II, Single-family, 30 Year, 4%, 11/20/49 ................ United States — —
978,735,327
Total Mortgage-Backed Securities (Cost $1,597,650,294) .........................
1,598,089,598
Shares
Escrows and Litigation Trusts 0.0%
b,n
Motors Liquidation Co., Escrow Account .................... United States 400,000,000 —
b,n
Motors Liquidation Co., Escrow Account, Convertible Preferred, C . United States 11,000,000 —
Total Escrows and Litigation Trusts (Cost $2,416,248) ...........................
—
Total Long Term Investments (Cost $64,308,512,457) ............................
62,549,054,268
a

Franklin Custodian Funds
Statement of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 1.1%
a a
Country Shares
a
Value
a
Money Market Funds 1.0%
o,p
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 639,000,040 $ 639,000,040
Total Money Market Funds (Cost $639,000,040) .................................
639,000,040
q
Investments from Cash Collateral Received for
Loaned Securities 0.1%
a a a a a
Money Market Funds 0.1%
o,p
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 23,122,000 23,122,000
Principal
Amount
*
Repurchase Agreements 0.0%
†
r
Joint Repurchase Agreement, J.P. Morgan Securities LLC, 0.06%,
10/01/20 (Maturity Value $11,734,649)
Collateralized by U.S. Treasury Bond, Strip, 7/15/22; and
U.S. Treasury Note, Index Linked, 0.125%, 1/15/23 (valued at
$11,969,323) ....................................... 11,734,630 11,734,630
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $34,856,630) ...........................................................
34,856,630
Total Short Term Investments (Cost $673,856,670 ) ...............................
673,856,670
a
Total Investments (Cost $64,982,369,127) 99.3% ................................
$63,222,910,938
Options Written (0.0)% .......................................................
(2,942,000)
Other Assets, less Liabilities 0.7% .............................................
445,324,889
Net Assets 100.0% ...........................................................
$63,665,293,827
Number of
Contracts
Notional
Amount
#
s
Options Written (0.0)%
†
Calls - Exchange-Traded
Equity Options
PepsiCo, Inc., October Strike Price $145.00, Expires 10/16/20 .... 5,000 69,300,000 (340,000)
Target Corp., October Strike Price $165.00, Expires 10/16/20 .... 5,000 78,710,000 (480,000)
Texas Instruments, Inc., October Strike Price $150.00, Expires
10/16/20 .......................................... 5,000 71,395,000 (530,000)
United Parcel Service, Inc., October Strike Price $180.00, Expires
10/16/20 .......................................... 5,000 83,315,000 (335,000)
(1,685,000)
Puts - Exchange-Traded
Equity Options
Alphabet, Inc., October Strike Price $1,350.00, Expires 10/16/20 .. 1,200 175,872,000 (642,000)
Apple, Inc., October Strike Price $95.00, Expires 10/16/20 ....... 15,000 173,715,000 (255,000)
Microsoft Corp., October Strike Price $185.00, Expires 10/16/20 .. 10,000 210,330,000 (360,000)
(1,257,000)
Total Options Written (Premiums received $13,413,252) ..........................
$ (2,942,000)

Franklin Custodian Funds
Statement of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See abbreviations on page 146 .
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is held in connection with written option contracts open at year end.
b
Non-income producing.
c
See Note 10 regarding holdings of 5% voting securities.
d
A portion or all of the security is on loan at September 30, 2020. See Note 1(h)
e
See Note 1(g) regarding equity-linked securities.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $21,028,929,826, representing 33.0% of net assets.
g
See Note 7 regarding defaulted securities.
h
Perpetual security with no stated maturity date.
i
The coupon rate shown represents the rate at period end.
j
See Note 1(f) regarding index-linked notes.
k
Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
l
See Note 1(j) regarding senior floating rate interests.
m
A portion or all of the security purchased on a delayed delivery basis. See Note 1(j)
n
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
o
See Note 3(f) regarding investments in affiliated management investment companies.
p
The rate shown is the annualized seven-day effective yield at period end.
q
See Note 1(h) regarding securities on loan.
r
See Note 1(c) regarding joint repurchase agreement.
s
See Note 1(e) regarding written options.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30, Year Ended
September 30,
2018
a
2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $6.07 $5.86 $5.89
Income from investment operations
b
:
Net investment income
c
.................................................. 0.10 0.14 0.01
Net realized and unrealized gains (losses) .................................... 0.08 0.25 (0.02)
Total from investment operations ............................................. 0.18 0.39 (0.01)
Less distributions from:
Net investment income ................................................... (0.16) (0.18) (0.02)
Net asset value, end of year ................................................ $6.09 $6.07 $5.86
Total return
d
............................................................ 3.01% 6.70% (0.23)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ............................... 0.89% 0.89% 0.86%
Expenses net of waiver and payments by affiliates
f
............................... 0.88% 0.88% 0.86%
g
Net investment income .................................................... 1.58% 2.36% 2.40%
Supplemental data
Net assets, end of year (000’s) .............................................. $1,097,545 $336,646 $4,472
Portfolio turnover rate ..................................................... 65.54% 41.34% 44.67%
Portfolio turnover rate excluding mortgage dollar rolls
h
............................. 65.54% 41.34% 44.67%
a
For the period September 10, 2018 (effective date) to September 30, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
See Note 1(i) regarding mortgage dollar rolls.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2020 2019 2018 2017 2016
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.07 $5.85 $6.13 $6.35 $6.40
Income from investment operations
a
:
Net investment income
b
......................... 0.10 0.15 0.15 0.13 0.14
Net realized and unrealized gains (losses) ........... 0.09 0.25 (0.25) (0.16) 0.01
Total from investment operations .................... 0.19 0.40 (0.10) (0.03) 0.15
Less distributions from:
Net investment income .......................... (0.17) (0.18) (0.18) (0.19) (0.20)
Net asset value, end of year ....................... $6.09 $6.07 $5.85 $6.13 $6.35
Total return
c
................................... 3.09% 6.94% (1.60)% (0.45)% 2.35%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.78% 0.79% 0.76% 0.79% 0.76%
Expenses net of waiver and payments by affiliates
d
...... 0.77% 0.78% 0.76%
e
0.79%
e
0.76%
e
Net investment income ........................... 1.69% 2.46% 2.50% 2.17% 2.21%
Supplemental data
Net assets, end of year (000’s) ..................... $2,661,888 $2,885,194 $3,099,373 $3,581,769 $4,235,819
Portfolio turnover rate ............................ 65.54% 41.34% 44.67% 86.72% 92.18%
Portfolio turnover rate excluding mortgage dollar rolls
f
.... 65.54% 41.34% 44.67% 86.72% 92.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
See Note 1(i) regarding mortgage dollar rolls.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.03 $5.81 $6.08 $6.30 $6.36
Income from investment operations
a
:
Net investment income
b
......................... 0.07 0.12 0.12 0.10 0.11
Net realized and unrealized gains (losses) ........... 0.08 0.25 (0.24) (0.16) —
c
Total from investment operations .................... 0.15 0.37 (0.12) (0.06) 0.11
Less distributions from:
Net investment income .......................... (0.14) (0.15) (0.15) (0.16) (0.17)
Net asset value, end of year ....................... $6.04 $6.03 $5.81 $6.08 $6.30
Total return
d
................................... 2.43% 6.45% (1.94)% (0.96)% 1.70%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.29% 1.29% 1.26% 1.29% 1.26%
Expenses net of waiver and payments by affiliates
e
...... 1.28% 1.28% 1.26%
f
1.29%
f
1.26%
f
Net investment income ........................... 1.18% 1.96% 2.00% 1.67% 1.71%
Supplemental data
Net assets, end of year (000’s) ..................... $354,483 $389,021 $571,525 $797,394 $1,034,410
Portfolio turnover rate ............................ 65.54% 41.34% 44.67% 86.72% 92.18%
Portfolio turnover rate excluding mortgage dollar rolls
g
.... 65.54% 41.34% 44.67% 86.72% 92.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
See Note 1(i) regarding mortgage dollar rolls.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.07 $5.85 $6.12 $6.34 $6.40
Income from investment operations
a
:
Net investment income
b
......................... 0.08 0.13 0.13 0.11 0.12
Net realized and unrealized gains (losses) ........... 0.08 0.25 (0.24) (0.16) —
c
Total from investment operations .................... 0.16 0.38 (0.11) (0.05) 0.12
Less distributions from:
Net investment income .......................... (0.14) (0.16) (0.16) (0.17) (0.18)
Net asset value, end of year ....................... $6.09 $6.07 $5.85 $6.12 $6.34
Total return .................................... 2.73% 6.58% (1.78)% (0.81)% 1.84%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.13% 1.14% 1.11% 1.13% 1.11%
Expenses net of waiver and payments by affiliates
d
...... 1.12% 1.13% 1.11%
e
1.13%
e
1.11%
e
Net investment income ........................... 1.34% 2.11% 2.15% 1.83% 1.86%
Supplemental data
Net assets, end of year (000’s) ..................... $27,746 $32,906 $31,144 $38,363 $59,785
Portfolio turnover rate ............................ 65.54% 41.34% 44.67% 86.72% 92.18%
Portfolio turnover rate excluding mortgage dollar rolls
f
.... 65.54% 41.34% 44.67% 86.72% 92.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
See Note 1(i) regarding mortgage dollar rolls.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.10 $5.87 $6.15 $6.37 $6.42
Income from investment operations
a
:
Net investment income
b
......................... 0.12 0.16 0.17 0.15 0.16
Net realized and unrealized gains (losses) ........... 0.08 0.27 (0.25) (0.16) 0.01
Total from investment operations .................... 0.20 0.43 (0.08) (0.01) 0.17
Less distributions from:
Net investment income .......................... (0.18) (0.20) (0.20) (0.21) (0.22)
Net asset value, end of year ....................... $6.12 $6.10 $5.87 $6.15 $6.37
Total return .................................... 3.34% 7.39% (1.33)% (0.16)% 2.63%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.54% 0.51% 0.49% 0.48% 0.48%
Expenses net of waiver and payments by affiliates
c
...... 0.52% 0.50% 0.48% 0.48%
d
0.48%
d
Net investment income ........................... 1.96% 2.74% 2.78% 2.48% 2.49%
Supplemental data
Net assets, end of year (000’s) ..................... $361,791 $573,957 $694,813 $446,174 $624,619
Portfolio turnover rate ............................ 65.54% 41.34% 44.67% 86.72% 92.18%
Portfolio turnover rate excluding mortgage dollar rolls
e
.... 65.54% 41.34% 44.67% 86.72% 92.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
See Note 1(i) regarding mortgage dollar rolls.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.10 $5.87 $6.15 $6.37 $6.42
Income from investment operations
a
:
Net investment income
b
......................... 0.11 0.16 0.16 0.15 0.15
Net realized and unrealized gains (losses) ........... 0.07 0.26 (0.25) (0.17) 0.01
Total from investment operations .................... 0.18 0.42 (0.09) (0.02) 0.16
Less distributions from:
Net investment income .......................... (0.17) (0.19) (0.19) (0.20) (0.21)
Net asset value, end of year ....................... $6.11 $6.10 $5.87 $6.15 $6.37
Total return .................................... 3.23% 7.08% (1.45)% (0.30)% 2.49%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.64% 0.64% 0.61% 0.64% 0.61%
Expenses net of waiver and payments by affiliates
c
...... 0.63% 0.63% 0.61%
d
0.64%
d
0.61%
d
Net investment income ........................... 1.84% 2.61% 2.65% 2.32% 2.36%
Supplemental data
Net assets, end of year (000’s) ..................... $743,012 $946,318 $720,281 $854,640 $718,975
Portfolio turnover rate ............................ 65.54% 41.34% 44.67% 86.72% 92.18%
Portfolio turnover rate excluding mortgage dollar rolls
e
.... 65.54% 41.34% 44.67% 86.72% 92.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
See Note 1(i) regarding mortgage dollar rolls.

Franklin Custodian Funds
Statement of Investments, September 30, 2020
Franklin U.S. Government Securities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities 0.4%
U.S. Treasury Bonds, 4.75%, 2/15/37 .................................... $ 14,500,000 $ 22,851,660
Total U.S. Government and Agency Securities (Cost $19,005,509) .................
22,851,660
Mortgage-Backed Securities 97.0%
Government National Mortgage Association (GNMA) Fixed Rate 97.0%
GNMA I, 30 Year, 4.5%, 4/15/40 ........................................ 6,956,443 7,746,420
GNMA I, 30 Year, 5%, 5/15/33 - 9/15/40 ................................... 35,799,144 40,881,516
GNMA I, 30 Year, 5.5%, 6/15/29 - 8/15/39 ................................. 19,259,810 22,502,262
GNMA I, 30 Year, 6%, 12/15/39 ......................................... 90,934,305 108,684,366
GNMA I, 30 Year, 6.5%, 8/15/37 ........................................ 26,551,794 32,216,827
GNMA I, 30 Year, 7%, 12/15/23 - 5/15/32 .................................. 6,750,754 8,131,003
GNMA I, 30 Year, 7.5%, 7/15/26 - 8/15/33 ................................. 1,799,561 2,096,847
GNMA I, 30 Year, 8%, 10/15/29 ......................................... 3,146 3,813
GNMA I, 30 Year, 8.5%, 11/15/24 ........................................ 882 970
GNMA I, 30 Year, 10%, 12/15/20 - 2/15/25 ................................. 618 619
GNMA I, Single-family, 30 Year, 3.5%, 4/15/43 - 5/15/43 ...................... 19,784,075 21,472,120
GNMA I, Single-family, 30 Year, 4%, 10/15/40 - 8/15/46 ....................... 67,653,283 73,342,912
GNMA I, Single-family, 30 Year, 4.5%, 2/15/39 - 6/15/41 ...................... 130,983,118 146,127,752
GNMA I, Single-family, 30 Year, 5%, 11/15/39 .............................. 16,061,763 18,408,377
GNMA I, Single-family, 30 Year, 5%, 2/15/33 - 6/15/40 ........................ 183,946,502 208,753,636
GNMA I, Single-family, 30 Year, 5.5%, 5/15/28 - 2/15/40 ...................... 81,176,019 93,119,929
GNMA I, Single-family, 30 Year, 6%, 9/15/32 ............................... 4,522 5,026
GNMA I, Single-family, 30 Year, 6.5%, 9/15/31 - 8/15/32 ...................... 3,072 3,360
GNMA I, Single-family, 30 Year, 7%, 4/15/22 - 9/15/32 ........................ 10,950,010 11,802,750
GNMA I, Single-family, 30 Year, 7.25%, 12/15/25 - 1/15/26 ..................... 57,756 58,921
GNMA I, Single-family, 30 Year, 7.5%, 1/15/22 - 7/15/31 ...................... 2,470,513 2,587,129
GNMA I, Single-family, 30 Year, 7.7%, 10/15/21 ............................. 3,996 4,010
GNMA I, Single-family, 30 Year, 8%, 4/15/21 - 9/15/30 ........................ 1,198,406 1,228,690
GNMA I, Single-family, 30 Year, 8.5%, 4/15/21 - 5/15/25 ...................... 129,699 131,502
GNMA I, Single-family, 30 Year, 9%, 2/15/21 - 1/15/23 ........................ 55,245 55,718
GNMA I, Single-family, 30 Year, 9.5%, 11/15/20 - 8/15/22 ...................... 24,092 24,179
GNMA I, Single-family, 30 Year, 10%, 11/15/20 - 2/15/25 ...................... 8,671 8,690
GNMA II, 30 Year, 4.5%, 5/20/34 - 6/20/41 ................................. 5,801,764 6,446,624
GNMA II, 30 Year, 6%, 3/20/34 - 9/20/34 .................................. 1,853,910 2,011,517
GNMA II, 30 Year, 6.5%, 9/20/31 - 3/20/34 ................................. 1,705,647 2,031,038
GNMA II, 30 Year, 7%, 7/20/32 ......................................... 467,551 566,457
GNMA II, 30 Year, 7.5%, 10/20/24 ....................................... 38,653 39,242
GNMA II, 30 Year, 8%, 12/20/28 ........................................ 90,766 103,259
GNMA II, Single-family, 30 Year, 2.5%, 6/20/50 ............................. 149,429,765 157,093,972
GNMA II, Single-family, 30 Year, 2.5%, 7/20/50 ............................. 109,728,494 115,356,455
GNMA II, Single-family, 30 Year, 2.5%, 8/20/50 ............................. 108,320,889 113,876,689
GNMA II, Single-family, 30 Year, 2.5%, 9/20/50 ............................. 269,660,000 283,491,101
GNMA II, Single-family, 30 Year, 3%, 10/20/44 .............................. 35,903,632 38,007,191
GNMA II, Single-family, 30 Year, 3%, 12/20/44 .............................. 24,473,359 25,809,028
GNMA II, Single-family, 30 Year, 3%, 5/20/45 ............................... 36,615,830 38,883,149
GNMA II, Single-family, 30 Year, 3%, 6/20/45 ............................... 14,583,978 15,468,273
GNMA II, Single-family, 30 Year, 3%, 4/20/46 ............................... 53,183,160 56,316,635
GNMA II, Single-family, 30 Year, 3%, 9/20/47 ............................... 42,665,790 44,972,802
GNMA II, Single-family, 30 Year, 3%, 10/20/47 .............................. 72,450,836 76,389,613
GNMA II, Single-family, 30 Year, 3%, 2/20/50 ............................... 99,939,074 104,670,667
GNMA II, Single-family, 30 Year, 3%, 5/20/50 ............................... 15,322,247 16,220,970
GNMA II, Single-family, 30 Year, 3%, 5/20/50 ............................... 406,230,877 427,053,999
GNMA II, Single-family, 30 Year, 3%, 6/20/50 ............................... 218,944,066 230,639,254
GNMA II, Single-family, 30 Year, 3%, 6/20/50 ............................... 22,719,581 24,052,167
GNMA II, Single-family, 30 Year, 3%, 7/20/50 ............................... 280,706,675 296,206,476
GNMA II, Single-family, 30 Year, 3%, 2/20/45 - 9/20/50 ....................... 111,207,678 117,136,074
GNMA II, Single-family, 30 Year, 3.5%, 7/20/42 ............................. 61,246,354 66,494,480
GNMA II, Single-family, 30 Year, 3.5%, 9/20/42 ............................. 76,052,792 82,569,847

Franklin Custodian Funds
Statement of Investments
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year, 3.5%, 10/20/42 ............................ $ 15,849,343 $ 17,207,515
GNMA II, Single-family, 30 Year, 3.5%, 4/20/43 ............................. 16,252,768 17,645,609
GNMA II, Single-family, 30 Year, 3.5%, 5/20/43 ............................. 22,018,179 23,873,964
GNMA II, Single-family, 30 Year, 3.5%, 6/20/43 ............................. 25,701,278 27,873,303
GNMA II, Single-family, 30 Year, 3.5%, 8/20/43 ............................. 17,513,958 18,992,232
GNMA II, Single-family, 30 Year, 3.5%, 9/20/47 ............................. 401,411,508 428,665,339
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 ............................ 405,673,099 433,065,145
GNMA II, Single-family, 30 Year, 3.5%, 2/20/50 ............................. 96,063,066 101,091,014
GNMA II, Single-family, 30 Year, 3.5%, 5/20/50 ............................. 27,250,742 28,817,706
GNMA II, Single-family, 30 Year, 3.5%, 10/20/40 - 1/20/49 ..................... 48,591,193 52,863,897
GNMA II, Single-family, 30 Year, 4%, 11/20/40 .............................. 20,860,305 22,773,815
GNMA II, Single-family, 30 Year, 4%, 7/20/41 ............................... 16,604,962 18,193,371
GNMA II, Single-family, 30 Year, 4%, 9/20/41 ............................... 19,973,709 21,967,717
GNMA II, Single-family, 30 Year, 4%, 10/20/41 .............................. 24,549,708 27,002,899
GNMA II, Single-family, 30 Year, 4%, 11/20/41 .............................. 22,818,795 25,202,275
GNMA II, Single-family, 30 Year, 4%, 2/20/44 ............................... 15,178,273 17,006,898
GNMA II, Single-family, 30 Year, 4%, 5/20/47 ............................... 102,569,501 110,373,776
GNMA II, Single-family, 30 Year, 4%, 11/20/49 .............................. 53,369,501 56,851,039
GNMA II, Single-family, 30 Year, 4%, 12/20/49 .............................. 20,172,297 21,833,523
GNMA II, Single-family, 30 Year, 4%, 12/20/49 .............................. 20,986,984 22,718,131
GNMA II, Single-family, 30 Year, 4%, 5/20/40 - 2/20/44 ....................... 42,040,965 46,245,530
GNMA II, Single-family, 30 Year, 4.5%, 12/20/39 ............................ 14,266,599 15,874,208
GNMA II, Single-family, 30 Year, 4.5%, 5/20/41 ............................. 18,254,440 20,272,226
GNMA II, Single-family, 30 Year, 4.5%, 6/20/41 ............................. 22,046,935 24,481,219
GNMA II, Single-family, 30 Year, 4.5%, 7/20/41 ............................. 24,396,444 27,097,021
GNMA II, Single-family, 30 Year, 4.5%, 9/20/41 ............................. 33,353,628 37,046,544
GNMA II, Single-family, 30 Year, 4.5%, 10/20/41 ............................ 24,511,858 27,224,096
GNMA II, Single-family, 30 Year, 4.5%, 5/20/33 - 2/20/44 ...................... 43,100,083 47,858,860
GNMA II, Single-family, 30 Year, 5%, 9/20/33 ............................... 14,577,814 16,650,753
GNMA II, Single-family, 30 Year, 5%, 7/20/33 - 9/20/41 ....................... 48,780,566 55,695,370
GNMA II, Single-family, 30 Year, 5.5%, 6/20/34 - 4/20/40 ...................... 55,875,078 66,266,621
GNMA II, Single-family, 30 Year, 6%, 10/20/23 - 7/20/39 ...................... 40,884,969 47,269,803
GNMA II, Single-family, 30 Year, 6.5%, 6/20/24 - 1/20/39 ...................... 12,768,904 14,909,278
GNMA II, Single-family, 30 Year, 7%, 2/20/28 - 7/20/33 ....................... 3,376,030 4,036,452
GNMA II, Single-family, 30 Year, 7.5%, 10/20/22 - 4/20/32 ..................... 596,198 681,879
GNMA II, Single-family, 30 Year, 8%, 5/20/24 - 6/20/30 ....................... 245,715 285,417
GNMA II, Single-family, 30 Year, 8.5%, 12/20/21 - 6/20/25 ..................... 19,111 19,314
GNMA II, Single-family, 30 Year, 9%, 10/20/21 - 11/20/21 ...................... 4,268 4,319
GNMA II, Single-family, 30 Year, 9.5%, 11/20/20 - 1/20/25 ..................... 5,717 5,739
GNMA II, Single-family, 30 Year, 10%, 1/20/21 - 3/20/21 ...................... 1,848 1,853
GNMA II, Single-family, 30 Year, 10.5%, 12/20/20 - 1/20/21 .................... 1,097 1,097
5,087,253,090
Total Mortgage-Backed Securities (Cost $4,945,080,594) .........................
5,087,253,090
Total Long Term Investments (Cost $4,964,086,103) .............................
5,110,104,750
a
a a a a

Franklin Custodian Funds
Statement of Investments
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 4.4%
a a
Shares
a
Value
a
Money Market Funds 4.4%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0% ...................... 231,583,058 $ 231,583,058
Total Money Market Funds (Cost $231,583,058) .................................
231,583,058
Total Short Term Investments (Cost $231,583,058 ) ...............................
231,583,058
a
Total Investments (Cost $5,195,669,161) 101.8% ................................
$5,341,687,808
Other Assets, less Liabilities (1.8)% ...........................................
(95,222,645)
Net Assets 100.0% ...........................................................
$5,246,465,163
See abbreviations on page 146 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
See Note
3
(
f
) regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

0
a
Year Ended September 30, Year Ended
September 30,
2018
a
2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $22.53 $18.66 $19.16
Income from investment operations
b
:
Net investment income
c
.................................................. 0.51 0.53 0.02
Net realized and unrealized gains (losses) .................................... (2.43) 4.41 (0.52)
Total from investment operations ............................................. (1.92) 4.94 (0.50)
Less distributions from:
Net investment income ................................................... (0.50) (0.49) —
Net realized gains ...................................................... (0.35) (0.58) —
Total distributions ........................................................ (0.85) (1.07) —
Net asset value, end of year ................................................ $19.76 $22.53 $18.66
Total return
d
............................................................ (8.68)% 27.43% (2.61)%
Ratios to average net assets
e
Expenses
f,g
............................................................. 0.83% 0.83% 0.84%
Net investment income .................................................... 2.46% 2.51% 2.62%
Supplemental data
Net assets, end of year (000’s) .............................................. $742,188 $521,782 $3,536
Portfolio turnover rate ..................................................... 12.19% 7.90% 4.58%
a
For the period September 10, 2018 (effective date) to September 30, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2020 2019 2018 2017 2016
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.54 $18.66 $19.18 $17.85 $16.08
Income from investment operations
a
:
Net investment income
b
......................... 0.52 0.53 0.50 0.53 0.48
Net realized and unrealized gains (losses) ........... (2.41) 4.44 (0.17) 1.30 2.31
Total from investment operations .................... (1.89) 4.97 0.33 1.83 2.79
Less distributions from:
Net investment income .......................... (0.53) (0.51) (0.54) (0.49) (0.50)
Net realized gains ............................. (0.35) (0.58) (0.31) (0.01) (0.52)
Total distributions ............................... (0.88) (1.09) (0.85) (0.50) (1.02)
Net asset value, end of year ....................... $19.77 $22.54 $18.66 $19.18 $17.85
Total return
c
................................... (8.59)% 27.61% 1.68% 10.38% 18.23%
Ratios to average net assets
Expenses
d,e
................................... 0.73% 0.73% 0.74% 0.75% 0.73%
Net investment income ........................... 2.50% 2.61% 2.72% 2.86% 2.81%
Supplemental data
Net assets, end of year (000’s) ..................... $3,388,126 $4,176,487 $3,654,795 $4,182,780 $4,180,124
Portfolio turnover rate ............................ 12.19% 7.90% 4.58% 0.89% 7.17%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.42 $18.57 $19.09 $17.76 $16.01
Income from investment operations
a
:
Net investment income
b
......................... 0.41 0.42 0.41 0.43 0.39
Net realized and unrealized gains (losses) ........... (2.41) 4.43 (0.18) 1.30 2.30
Total from investment operations .................... (2.00) 4.85 0.23 1.73 2.69
Less distributions from:
Net investment income .......................... (0.42) (0.42) (0.44) (0.39) (0.42)
Net realized gains ............................. (0.35) (0.58) (0.31) (0.01) (0.52)
Total distributions ............................... (0.77) (1.00) (0.75) (0.40) (0.94)
Net asset value, end of year ....................... $19.65 $22.42 $18.57 $19.09 $17.76
Total return
c
................................... (9.10)% 26.96% 1.18% 9.88% 17.59%
Ratios to average net assets
Expenses
d,e
.................................... 1.23% 1.23% 1.24% 1.25% 1.23%
Net investment income ........................... 1.98% 2.11% 2.22% 2.36% 2.31%
Supplemental data
Net assets, end of year (000’s) ..................... $537,808 $767,363 $834,070 $981,515 $1,064,065
Portfolio turnover rate ............................ 12.19% 7.90% 4.58% 0.89% 7.17%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.45 $18.59 $19.11 $17.78 $16.02
Income from investment operations
a
:
Net investment income
b
......................... 0.44 0.45 0.44 0.46 0.42
Net realized and unrealized gains (losses) ........... (2.41) 4.44 (0.18) 1.30 2.30
Total from investment operations .................... (1.97) 4.89 0.26 1.76 2.72
Less distributions from:
Net investment income .......................... (0.45) (0.45) (0.47) (0.42) (0.44)
Net realized gains ............................. (0.35) (0.58) (0.31) (0.01) (0.52)
Total distributions ............................... (0.80) (1.03) (0.78) (0.43) (0.96)
Net asset value, end of year ....................... $19.68 $22.45 $18.59 $19.11 $17.78
Total return .................................... (8.95)% 27.17% 1.33% 10.04% 17.81%
Ratios to average net assets
Expenses
c,d
.................................... 1.08% 1.08% 1.09% 1.10% 1.08%
Net investment income ........................... 2.15% 2.26% 2.37% 2.51% 2.46%
Supplemental data
Net assets, end of year (000’s) ..................... $84,488 $103,376 $72,927 $94,465 $103,247
Portfolio turnover rate ............................ 12.19% 7.90% 4.58% 0.89% 7.17%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.73 $18.81 $19.32 $17.97 $16.18
Income from investment operations
a
:
Net investment income
b
......................... 0.58 0.56 0.55 0.58 0.53
Net realized and unrealized gains (losses) ........... (2.46) 4.50 (0.17) 1.31 2.32
Total from investment operations .................... (1.88) 5.06 0.38 1.89 2.85
Less distributions from:
Net investment income .......................... (0.57) (0.56) (0.58) (0.53) (0.54)
Net realized gains ............................. (0.35) (0.58) (0.31) (0.01) (0.52)
Total distributions ............................... (0.92) (1.14) (0.89) (0.54) (1.06)
Net asset value, end of year ....................... $19.93 $22.73 $18.81 $19.32 $17.97
Total return .................................... (8.44)% 27.89% 1.97% 10.70% 18.55%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.56% 0.53% 0.52% 0.48% 0.47%
Expenses net of waiver and payments by affiliates
c
...... 0.50% 0.50% 0.48% 0.48%
d
0.47%
d
Net investment income ........................... 2.75% 2.84% 2.98% 3.13% 3.07%
Supplemental data
Net assets, end of year (000’s) ..................... $144,079 $150,244 $230,393 $241,455 $219,587
Portfolio turnover rate ............................ 12.19% 7.90% 4.58% 0.89% 7.17%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.73 $18.81 $19.32 $17.97 $16.19
Income from investment operations
a
:
Net investment income
b
......................... 0.56 0.56 0.54 0.57 0.51
Net realized and unrealized gains (losses) ........... (2.46) 4.48 (0.18) 1.30 2.32
Total from investment operations .................... (1.90) 5.04 0.36 1.87 2.83
Less distributions from:
Net investment income .......................... (0.55) (0.54) (0.56) (0.51) (0.53)
Net realized gains ............................. (0.35) (0.58) (0.31) (0.01) (0.52)
Total distributions ............................... (0.90) (1.12) (0.87) (0.52) (1.05)
Net asset value, end of year ....................... $19.93 $22.73 $18.81 $19.32 $17.97
Total return .................................... (8.51)% 27.78% 1.82% 10.64% 18.34%
Ratios to average net assets
Expenses
c,d
.................................... 0.58% 0.58% 0.59% 0.60% 0.58%
Net investment income ........................... 2.66% 2.76% 2.87% 3.01% 2.96%
Supplemental data
Net assets, end of year (000’s) ..................... $1,179,002 $1,262,883 $927,845 $963,228 $755,484
Portfolio turnover rate ............................ 12.19% 7.90% 4.58% 0.89% 7.17%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Statement of Investments, September 30, 2020
Franklin Utilities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Country Shares
a
Value
a
Common Stocks 99.4%
Diversified Telecommunication Services 0.6%
a
TELUS Corp. ........................................ Canada 2,000,000 $ 35,188,105
a
Electric Utilities 57.0%
Alliant Energy Corp. ................................... United States 3,856,870 199,207,336
American Electric Power Co., Inc. ......................... United States 3,000,000 245,190,000
Duke Energy Corp. .................................... United States 2,900,000 256,824,000
Edison International ................................... United States 4,200,000 213,528,000
Emera, Inc. .......................................... Canada 2,200,000 90,365,698
Entergy Corp. ........................................ United States 2,200,000 216,766,000
Evergy , Inc. .......................................... United States 2,700,000 137,214,000
Eversource Energy .................................... United States 2,500,000 208,875,000
Exelon Corp. ......................................... United States 6,800,000 243,168,000
FirstEnergy Corp. ..................................... United States 4,000,000 114,840,000
NextEra Energy, Inc. ................................... United States 2,500,000 693,899,999
OGE Energy Corp. .................................... United States 1,400,000 41,986,000
a
PG&E Corp. ......................................... United States 5,000,000 46,950,000
Pinnacle West Capital Corp. ............................. United States 2,400,000 178,920,000
PNM Resources, Inc. .................................. United States 2,600,070 107,460,893
PPL Corp. ........................................... United States 2,200,000 59,862,000
Southern Co. (The) .................................... United States 4,100,000 222,302,000
Xcel Energy, Inc. ...................................... United States 2,700,000 186,327,000
3,463,685,926
Gas Utilities 2.8%
Atmos Energy Corp. ................................... United States 250,000 23,897,500
New Jersey Resources Corp. ............................ United States 1,000,000 27,020,000
Southwest Gas Holdings, Inc. ............................ United States 1,000,000 63,100,000
Spire, Inc. ........................................... United States 1,000,000 53,200,000
167,217,500
Independent Power and Renewable Electricity Producers 1.1%
Clearway Energy, Inc., C ................................ United States 2,537,458 68,409,868
Multi-Utilities 32.3%
Ameren Corp. ........................................ United States 1,668,250 131,925,210
Black Hills Corp. ...................................... United States 784,393 41,957,181
CenterPoint Energy, Inc. ................................ United States 6,500,000 125,775,000
CMS Energy Corp. .................................... United States 5,000,000 307,050,000
Consolidated Edison, Inc. ............................... United States 1,100,000 85,580,000
Dominion Energy, Inc. .................................. United States 4,000,000 315,720,000
DTE Energy Co. ...................................... United States 1,900,000 218,576,000
E.ON SE ............................................ Germany 8,000,000 88,160,532
National Grid plc ...................................... United Kingdom 5,999,933 68,918,853
NiSource, Inc. ........................................ United States 4,065,416 89,439,152
NorthWestern Corp. ................................... United States 1,000,000 48,640,000
Public Service Enterprise Group, Inc. ...................... United States 2,000,000 109,820,000
Sempra Energy ....................................... United States 1,988,900 235,406,204
WEC Energy Group, Inc. ................................ United States 1,000,000 96,900,000
1,963,868,132
Oil, Gas & Consumable Fuels 2.7%
a
Cheniere Energy, Inc. .................................. United States 1,200,000 55,524,000
Origin Energy Ltd. ..................................... Australia 7,000,000 21,669,327
Williams Cos., Inc. (The) ................................ United States 4,400,000 86,460,000
163,653,327
Water Utilities 2.9%
American Water Works Co., Inc. .......................... United States 506,063 73,318,407
Essential Utilities, Inc. .................................. United States 1,750,000 70,437,500

Franklin Custodian Funds
Statement of Investments
Franklin Utilities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Country Shares
a
Value
a
Common Stocks
(continued)
Water Utilities (continued)
United Utilities Group plc ................................ United Kingdom 3,000,000 $ 33,140,433
176,896,340
Total Common Stocks (Cost $3,416,943,332) ....................................
6,038,919,198
a
Principal
Amount
*
a a a a a
Corporate Bonds 0.1%
Electric Utilities 0.1%
Evergy Missouri West, Inc. , Senior Bond , 8.27% , 11/15/21 .......
United States 6,100,000 6,582,622
Total Corporate Bonds (Cost $6,092,659) .......................................
6,582,622
Total Long Term Investments (Cost $3,423,035,991) .............................
6,045,501,820
a
Short Term Investments 0.1%
a a
Country Shares
a
Value
a
Money Market Funds 0.1%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 5,118,759 5,118,759
Total Money Market Funds (Cost $5,118,759) ...................................
5,118,759
Total Short Term Investments (Cost $5,118,759 ) .................................
5,118,759
a
Total Investments (Cost $3,428,154,750) 99.6% ..................................
$6,050,620,579
Other Assets, less Liabilities 0.4% .............................................
25,070,338
Net Assets 100.0% ...........................................................
$6,075,690,917
See abbreviations on page 146 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
September 30, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $9,325,104,406 $36,726,776 $5,746,666,867
Cost - Non-controlled affiliates (Note 3 f and 10 ) ................. 396,168,348 2,346,648 141,078,855
Cost - Unaffiliated repurchase agreements .................... 18,826,755 — 11,718,922
Value - Unaffiliated issuers (Includes securities loaned $121,909,299,
$— and $65,457,148 , respectively) .......................... $18,128,548,672 $45,377,217 $18,527,076,798
Value - Non-controlled affiliates (Note 3 f and 10 ) ................ 396,168,348 2,346,648 141,078,855
Value - Unaffiliated repurchase agreements .................... 18,826,755 — 11,718,922
Cash .................................................. — — 798,841
Foreign currency, at value (cost $–, $– and $356,134 , respectively) ... — — 356,134
Receivables:
Investment securities sold ................................. 65,206,362 20,697 222,047,709
Capital shares sold ...................................... 93,320,363 591,437 21,217,918
Dividends and interest ................................... 2,684,273 1,149 8,630,045
Affiliates .............................................. — 70,410 —
Offering costs ........................................... — 44,051 —
Other assets ............................................ 4,943 12,496 7,992
Total assets ........................................ 18,704,759,716 48,464,105 18,932,933,214
Liabilities:
Payables:
Investment securities purchased ............................ 168,219,626 — 150,142,656
Capital shares redeemed ................................. 36,361,420 199,472 23,873,588
Management fees ....................................... 6,585,059 25,262 6,716,964
Distribution fees ........................................ 2,621,908 8,077 3,018,819
Transfer agent fees ...................................... 2,212,360 4,265 3,478,596
Professional fees ....................................... 78,890 42,915 85,406
Payable upon return of securities loaned ....................... 91,063,755 — 58,589,922
Accrued expenses and other liabilities ......................... 782,488 5,745 772,822
Total liabilities ....................................... 307,925,506 285,736 246,678,773
Net assets, at value ............................... $18,396,834,210 $48,178,369 $18,686,254,441
Net assets consist of:
Paid-in capital ........................................... $9,644,525,290 $39,095,550 $4,574,230,839
Total distributable earnings (losses) ........................... 8,752,308,920 9,082,819 14,112,023,602
Net assets, at value ............................... $18,396,834,210 $48,178,369 $18,686,254,441

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
September 30, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Class A:
Net assets, at value ..................................... $8,378,574,173 $26,792,954 $10,990,296,882
Shares outstanding ...................................... 69,109,172 1,069,617 84,600,948
Net asset value per share
a
................................ $121.24 $25.05 $129.91
Maximum offering price per share (net asset value per share ÷ 94.50%,
94.50% and 94.50%, respectively) .......................... $128.30 $26.51 $137.47
Class C:
Net assets, at value ..................................... $1,095,701,878 $3,930,766 $727,093,322
Shares outstanding ...................................... 11,013,222 157,588 6,200,182
Net asset value and maximum offering price per share
a
........... $99.49 $24.94 $117.27
Class R:
Net assets, at value ..................................... $221,040,983 $643,028 $420,082,458
Shares outstanding ...................................... 1,887,193 25,661 3,249,455
Net asset value and maximum offering price per share ........... $117.13 $25.06 $129.28
Class R6:
Net assets, at value ..................................... $5,817,028,409 $65,049 $2,999,369,748
Shares outstanding ...................................... 45,799,356 2,591 23,017,984
Net asset value and maximum offering price per share ........... $127.01 $25.10 $130.31
Advisor Class:
Net assets, at value ..................................... $2,884,488,767 $16,746,572 $3,549,412,031
Shares outstanding ...................................... 22,968,560 667,222 27,222,980
Net asset value and maximum offering price per share ........... $125.58 $25.10 $130.38
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
September 30, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $63,985,112,462 $4,964,086,103 $3,423,035,991
Cost - Non-controlled affiliates (Note 3 f and 10 ) ................. 985,522,035 231,583,058 5,118,759
Cost - Unaffiliated repurchase agreements .................... 11,734,630 — —
Value - Unaffiliated issuers (Includes securities loaned $36,333,352,
$— and $— , respectively) ................................. $62,520,389,268 $5,110,104,750 $6,045,501,820
Value - Non-controlled affiliates (Note 3 f and 10 ) ................ 690,787,040 231,583,058 5,118,759
Value - Unaffiliated repurchase agreements .................... 11,734,630 — —
Cash .................................................. 10,151,388 — —
Receivables:
Investment securities sold ................................. 208,617,047 — 35,018,924
Capital shares sold ...................................... 48,444,639 17,725,167 4,040,641
Dividends and interest ................................... 469,328,734 13,957,373 10,701,518
Other assets ............................................ 34,537 2,250 3,443
Total assets ........................................ 63,959,487,283 5,373,372,598 6,100,385,105
Liabilities:
Payables:
Investment securities purchased ............................ 126,711,248 112,240,091 10,479,720
Capital shares redeemed ................................. 85,063,350 8,856,044 9,461,365
Management fees ....................................... 20,035,125 1,956,834 2,299,233
Distribution fees ........................................ 11,332,781 743,016 892,387
Transfer agent fees ...................................... 9,855,134 1,017,179 1,157,553
Distributions to shareholders ............................... 681 1,217,543 —
Options written, at value (premiums received $13,413,252, $– and $– , respectively) ............................................ 2,942,000 — —
Payable upon return of securities loaned ....................... 34,856,630 — —
Accrued expenses and other liabilities ......................... 3,396,507 876,728 403,930
Total liabilities ....................................... 294,193,456 126,907,435 24,694,188
Net assets, at value ............................... $63,665,293,827 $5,246,465,163 $6,075,690,917
Net assets consist of:
Paid-in capital ........................................... $71,265,092,155 $5,685,6 55,517 $3,084,050,978
Total distributable earnings (losses) ........................... (7,599,798,328) (439,190,354) 2,991,639,939
Net assets, at value ............................... $63,665,293,827 $5,246,465,163 $6,075,690,917

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
September 30, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Class A:
Net assets, at value ..................................... $10,072,436,740 $1,097,545,096 $742,188,106
Shares outstanding ...................................... 4,843,546,188 180,254,306 37,561,848
Net asset value per share
a
................................ $2.08 $6.09 $19.76
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25%, respectively) .......................... $2.16 $6.33 $20.53
Class A1:
Net assets, at value ..................................... $32,693,224,141 $2,661,888,043 $3,388,125,736
Shares outstanding ...................................... 15,681,631,221 436,986,157 171,411,947
Net asset value per share
a
................................ $2.08 $6.09 $19.77
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25%, respectively) .......................... $2.16 $6.33 $20.54
Class C:
Net assets, at value ..................................... $9,339,237,524 $354,483,147 $537,808,015
Shares outstanding ...................................... 4,411,570,379 58,649,375 27,362,725
Net asset value and maximum offering price per share
a
........... $2.12 $6.04 $19.65
Class R:
Net assets, at value ..................................... $221,584,246 $27,745,966 $84,487,843
Shares outstanding ...................................... 108,485,362 4,557,092 4,292,396
Net asset value and maximum offering price per share ........... $2.04 $6.09 $19.68
Class R6:
Net assets, at value ..................................... $1,626,735,376 $361,791,287 $144,079,176
Shares outstanding ...................................... 786,272,908 59,136,441 7,228,014
Net asset value and maximum offering price per share ........... $2.07 $6.12 $19.93
Advisor Class:
Net assets, at value ..................................... $9,712,075,800 $743,011,624 $1,179,002,041
Shares outstanding ...................................... 4,698,856,646 121,576,062 59,146,336
Net asset value and maximum offering price per share ........... $2.07 $6.11 $19.93
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Custodian Funds
Financial Statements
Statements of Operations
for the year ended September 30, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Investment income:
Dividends: (net of foreign taxes of $836,614, $92 and $357,070, respectively)
Unaffiliated issuers ...................................... $49,102,314 $66,921 $183,773,855
Non-controlled affiliates (Note 3 f and 10 ) ...................... 1,899,434 855 1,295,767
Interest:
Unaffiliated issuers ...................................... 1,952,832 882 1,869,772
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... 2,364,050 — —
Non-controlled affiliates (Note 3 f ) ........................... 167,998 — 40,951
Total investment income ................................. 55,486,628 68,658 186,980,345
Expenses:
Management fees (Note 3 a ) ................................. 56,424,120 115,522 74,324,785
Distribution fees: (Note 3c )
    Class A .............................................. 14,778,974 14,900 24,379,395
    Class C .............................................. 7,900,197 8,862 7,098,231
    Class R .............................................. 807,619 167 2,045,971
Transfer agent fees: (Note 3e )
    Class A .............................................. 7,173,022 8,637 11,441,828
    Class C .............................................. 958,704 1,284 835,064
    Class R .............................................. 196,226 115 481,858
    Class R6 ............................................. 873,757 128 780,408
    Advisor Class .......................................... 2,160,525 13,357 3,899,751
Custodian fees (Note 4 ) .................................... 136,846 149 124,324
Reports to shareholders .................................... 1,202,916 6,777 1,033,186
Registration and filing fees .................................. 820,408 13,032 224,078
Professional fees ......................................... 92,147 67,987 123,100
Trustees' fees and expenses ................................ 45,716 — 72,933
Amortization of offering costs (Not e 1m) ........................ — 74,499 —
Other .................................................. 213,416 8,181 334,926
Total expenses ....................................... 93,784,593 333,597 127,199,838
Expense reductions (Note 4 ) ............................. (153) — (2,607)
Expenses waived/paid by affiliates (Note 3f and 3g) ............ (990,549) (168,844) (665,463)
Net expenses ....................................... 92,793,891 164,753 126,531,768
Net investment income (loss) .......................... (37,307,263) (96,095) 60,448,577
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (11,499,773) 618,051 1,577,892,093
Foreign currency transactions .............................. (282,842) (1,094) (8,217)
Net realized gain (loss) ................................ (11,782,615) 616,957 1,577,883,876
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 5,214,811,970 6,946,877 2,276,523,846
Translation of other assets and liabilities denominated in foreign currencies ........................................... 3,029 — 816
Net change in unrealized appreciation (depreciation) .......... 5,214,814,999 6,946,877 2,276,524,662
Net realized and unrealized gain (loss) .......................... 5,203,032,384 7,563,834 3,854,408,538
Net increase (decrease) in net assets resulting from operations ........ $5,165,725,121 $7,467,739 $3,914,857,115

Franklin Custodian Funds
Financial Statements
Statements of Operations
(continued)
for the year ended September 30, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Investment income:
Dividends: (net of foreign taxes of $1,523,390, $– and $16,460,904, respectively)
Unaffiliated issuers ...................................... $1,012,602,840 $— $209,301,693
Non-controlled affiliates (Note 3 f and 10 ) ...................... 21,919,300 887,176 172,868
Interest:
Unaffiliated issuers:
Paydown gain (loss) ................................... (12,767,437) (48,826,739) —
Paid in cash
b
......................................... 1,906,019,158 170,849,531 679,721
Non-controlled affiliates (Note 3 f and 10 ) ...................... 49,120,311 — —
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... 243,173 — 1,519
Non-controlled affiliates (Note 3 f ) ........................... 81,781 — —
Total investment income ................................. 2,977,219,126 122,909,968 210,155,801
Expenses:
Management fees (Note 3 a ) ................................. 256,327,957 22,711,804 29,399,572
Distribution fees: (Note 3c )
    Class A .............................................. 21,184,967 1,662,472 1,616,076
    Class A1 ............................................. 53,627,542 4,059,412 5,592,577
    Class C .............................................. 75,628,455 2,428,696 4,324,492
    Class R .............................................. 1,204,888 161,673 470,333
Transfer agent fees: (Note 3e )
    Class A .............................................. 7,425,332 910,041 719,461
    Class A1 ............................................. 31,276,142 3,827,827 4,130,086
    Class C .............................................. 10,172,618 516,987 736,086
    Class R .............................................. 211,863 45,132 104,362
    Class R6 ............................................. 516,373 118,507 150,898
    Advisor Class .......................................... 9,421,059 1,148,235 1,356,576
Custodian fees (Note 4 ) .................................... 651,052 30,815 57,896
Reports to shareholders .................................... 3,695,364 472,051 397,536
Registration and filing fees .................................. 1,016,837 320,159 246,026
Professional fees ......................................... (5,733,289)
a
118,752 67,122
Trustees' fees and expenses ................................ 317,239 22,589 29,317
Other .................................................. 857,364 1,220,003 175,207
Total expenses ....................................... 467,801,763 39,775,155 49,573,623
Expense reductions (Note 4 ) ............................. (1,221,452) (36,364) (504)
Expenses waived/paid by affiliates (Note 3f and 3g) ............ (7,094,971) (479,932) (166,873)
Net expenses ....................................... 459,485,340 39,258,859 49,406,246
Net investment income .............................. 2,517,733,786 83,651,109 160,749,555

Franklin Custodian Funds
Financial Statements
Statements of Operations
(continued)
for the year ended September 30, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (1,462,974,153) 28,608,372 407,752,276
Non-controlled affiliates (Note 3 f and 10 ) .................... (437,392,000) — —
Written options ......................................... 193,685,377 — —
Foreign currency transactions .............................. 3,531,427 — 496,968
Futures contracts ....................................... (57,189,500) — —
Swap contracts ......................................... 14,683,611 — —
Net realized gain (loss) ................................ (1,745,655,238) 28,608,372 408,249,244
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (3,879,829,865) 36,591,677 (1,191,741,582)
Non-controlled affiliates (Note 3 f and 10 ) .................... (262,000,939) — —
Translation of other assets and liabilities denominated in foreign currencies ........................................... 513,331 — (7,764)
Written options ......................................... (26,586,719) — —
Futures contracts ....................................... (15,254,808) — —
Net change in unrealized appreciation (depreciation) .......... (4,183,159,000) 36,591,677 (1,191,749,346)
Net realized and unrealized gain (loss) .......................... (5,928,814,238) 65,200,049 (783,500,102)
Net increase (decrease) in net assets resulting from operations ........ $(3,411,080,452) $148,851,158 $(622,750,547)
a
Includes unaffiliated reimbursement of legal fees incurred in connection with certain Fund holdings.
b
Includes amortization of premium and accretion of discount .

Franklin Custodian Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin DynaTech Fund Franklin Focused Growth Fund
Year Ended
September 30, 2020
Year Ended
September 30, 2019
Year Ended
September 30, 2020
Year Ended
September 30, 2019
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(37,307,263) $(14,718,658) $(96,095) $(15,013)
Net realized gain (loss) ............ (11,782,615) 70,729,834 616,957 242,621
Net change in unrealized appreciation
(depreciation) ................. 5,214,814,999 345,441,488 6,946,877 (112,364)
Net increase (decrease) in net
assets resulting from operations . 5,165,725,121 401,452,664 7,467,739 115,244
Distributions to shareholders:
Class A ........................ (36,593,390) (92,155,284) — —
Class C ........................ (5,870,103) (14,892,611) — —
Class R ........................ (1,018,472) (2,378,516) — —
Class R6 ....................... (18,942,625) (41,995,760) — —
Advisor Class ................... (9,227,766) (16,868,687) (271,450) (21,000)
Total distributions to shareholders ..... (71,652,356) (168,290,858) (271,450) (21,000)
Capital share transactions: (Note 2 )
Class A ........................ 1,454,891,535 650,491,224 23,681,349 —
Class C ........................ 180,005,579 (11,971,946) 3,472,386 —
Class R ........................ 31,793,316 24,484,953 636,164 —
Class R6 ....................... 1,809,661,791 696,883,004 54,504 —
Advisor Class ................... 971,781,641 444,209,154 8,733,501 —
Total capital share transactions ....... 4,448,133,862 1,804,096,389 36,577,904 —
Net increase (decrease) in net
assets ..................... 9,542,206,627 2,037,258,195 43,774,193 94,244
Net assets:
Beginning of year .................. 8,854,627,583 6,817,369,388 4,404,176 4,309,932
End of year ...................... $18,396,834,210 $8,854,627,583 $48,178,369 $4,404,176

Franklin Custodian Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Growth Fund Franklin Income Fund
Year Ended
September 30, 2020
Year Ended
September 30, 2019
Year Ended
September 30, 2020
Year Ended
September 30, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ............ $60,448,577 $79,438,413 $2,517,733,786 $2,914,704,511
Net realized gain (loss) ............ 1,577,883,876 840,085,967 (1,745,655,238) 215,579,716
Net change in unrealized appreciation
(depreciation) ................. 2,276,524,662 (346,522,216) (4,183,159,000) 52,766,661
Net increase (decrease) in net
assets resulting from operations . 3,914,857,115 573,002,164 (3,411,080,452) 3,183,050,888
Distributions to shareholders:
Class A ........................ (533,975,512) (127,214,618) (456,846,261) (238,921,964)
Class A1 ....................... — — (1,983,784,425) (2,139,823,753)
Class C ........................ (41,241,305) (8,201,337) (576,464,046) (713,887,824)
Class R ........................ (23,492,106) (5,605,930) (12,776,908) (13,702,246)
Class R6 ....................... (159,258,755) (45,185,076) (102,305,422) (105,925,119)
Advisor Class ................... (191,436,704) (50,860,743) (614,533,098) (609,231,978)
Total distributions to shareholders ..... (949,404,382) (237,067,704) (3,746,710,160) (3,821,492,884)
Capital share transactions: (Note 2 )
Class A ........................ 97,946,521 (100,470,621) 3,477,926,943 7,250,036,688
Class A1 ....................... — — (3,211,657,147) (2,920,848,622)
Class C ........................ (92,577,459) (348,123,281) (2,917,320,022) (6,197,626,508)
Class R ........................ (82,247,248) (95,495,550) (18,625,701) (27,415,311)
Class R6 ....................... (26,354,084) (144,735,583) (89,580,554) (140,374,274)
Advisor Class ................... (172,809,996) (53,980,770) (943,560,671) 581,307,127
Total capital share transactions ....... (276,042,266) (742,805,805) (3,702,817,152) (1,454,920,900)
Net increase (decrease) in net
assets ..................... 2,689,410,467 (406,871,345) (10,860,607,764) (2,093,362,896)
Net assets:
Beginning of year .................. 15,996,843,974 16,403,715,319 74,525,901,591 76,619,264,487
End of year ...................... $18,686,254,441 $15,996,843,974 $63,665,293,827 $74,525,901,591

Franklin Custodian Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin U.S. Government Securities Fund Franklin Utilities Fund
Year Ended
September 30, 2020
Year Ended
September 30, 2019
Year Ended
September 30, 2020
Year Ended
September 30, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ............ $83,651,109 $129,091,071 $160,749,555 $160,830,310
Net realized gain (loss) ............ 28,608,372 16,617,504 408,249,244 124,025,551
Net change in unrealized appreciation
(depreciation) ................. 36,591,677 206,765,016 (1,191,749,346) 1,246,304,369
Net increase (decrease) in net
assets resulting from operations . 148,851,158 352,473,591 (622,750,547) 1,531,160,230
Distributions to shareholders:
Class A ........................ (18,115,363) (5,700,515) (25,093,089) (12,003,162)
Class A1 ....................... (74,781,123) (88,940,105) (156,995,208) (210,886,943)
Class C ........................ (8,281,370) (10,975,833) (25,054,946) (36,435,738)
Class R ........................ (763,817) (832,535) (3,626,631) (4,121,777)
Class R6 ....................... (9,736,779) (24,763,152) (7,024,821) (12,677,551)
Advisor Class ................... (23,389,929) (26,064,423) (51,729,682) (56,945,571)
Total distributions to shareholders ..... (135,068,381) (157,276,563) (269,524,377) (333,070,742)
Capital share transactions: (Note 2 )
Class A ........................ 763,086,030 324,210,864 305,811,426 460,752,617
Class A1 ....................... (231,496,873) (323,855,335) (279,454,687) (216,801,580)
Class C ........................ (35,370,433) (197,618,270) (137,173,801) (211,431,033)
Class R ........................ (5,296,773) 615,002 (5,101,327) 13,908,640
Class R6 ....................... (213,464,773) (150,358,443) 16,015,666 (118,348,388)
Advisor Class ................... (208,817,347) 194,243,684 85,734,447 132,397,828
Total capital share transactions ....... 68,639,831 (152,762,498) (14,168,276) 60,478,084
Net increase (decrease) in net
assets ..................... 82,422,608 42,434,530 (906,443,200) 1,258,567,572
Net assets:
Beginning of year .................. 5,164,042,555 5,121,608,025 6,982,134,117 5,723,566,545
End of year ...................... $5,246,465,163 $5,164,042,555 $6,075,690,917 $6,982,134,117

Franklin Custodian Funds

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Custodian Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of six separate
funds (Funds) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). The classes of shares offered within each of the Funds are indicated below. Class C shares
automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Class A, Class C, Class R, Class R6, & Advisor Class
Franklin DynaTech Fund
Franklin Focused Growth Fund
Franklin Growth Fund
Class A, Class A1, Class C, Class R, Class R6, & Advisor Class
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund
Effective February 14, 2020, the Franklin Focused Growth
Fund commenced the public offering of all share classes.
The Fund previously only operated with one class of shares,
Advisor Class.
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent

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transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Occasionally,
events occur between the time at which trading in a foreign
security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be
used to adjust the value of the Funds' securities to the latest indications of fair value at 4 p.m. Eastern time. At September
30, 2020, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy.
See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds'  NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited
into a joint cash account with other funds managed by
the investment manager or an affiliate of the investment
manager and is used to invest in one or more repurchase
agreements. The value and face amount of the joint
repurchase agreement are allocated to the funds based on
their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by
securities which are delivered to the Funds' custodian.
The fair value, including accrued interest, of the initial
collateralization is required to be at least 102% of the
dollar amount invested by the funds, with the value of the
underlying securities marked to market daily to maintain
coverage of at least 100%. Repurchase agreements are
subject to the terms of Master Repurchase Agreements
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

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(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or the
Funds, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Funds may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Funds
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The
joint repurchase agreement held by the Funds at year end,
as indicated in the Statements of Investments, had been
entered into on September 30, 2020.
d. Securities Purchased on a Delayed Delivery Basis
Franklin Income Fund purchases securities on a delayed
delivery basis, with payment and delivery scheduled for
a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Fund will generally purchase these
securities with the intention of holding the securities, it may sell the securities before the settlement date.
e. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce
their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination
by the counterparty may result in an immediate payment by
the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the
Funds' investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
1. Organization and Significant Accounting Policies
(continued)
c. Joint Repurchase Agreement
(continued)

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Certain or all Funds entered into exchange traded futures
contracts primarily to manage exposure to interest rate risk.
A futures contract is an agreement between the Fund and a
counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of
Assets and Liabilities.
Certain or all Funds entered into credit default swap
contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the
Fund and a counterparty whereby the buyer of the contract
receives credit protection and the seller of the contract
guarantees the credit worthiness of a referenced debt
obligation. These agreements may be privately negotiated in
the over-the-counter market (OTC credit default swaps) or
may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may be a
single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap
contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional
amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount.
For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in
fair value is accounted for as a variation margin payable
or receivable in the Statements of Assets and Liabilities.
Over the term of the contract, the buyer pays the seller
a periodic stream of payments, provided that no event of
default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statements of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain or loss in the Statements of Operations.
Certain or all Funds purchased or wrote exchange traded
option contracts primarily to manage exposure to equity
price risk. An option is a contract entitling the holder to
purchase or sell a specific amount of shares or units of an
asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 9 regarding other derivative information.
f. Index-Linked Notes
Certain or all Funds invest in index-linked notes. Index-linked notes are senior, unsecured, subordinated debt securities
issued by a financial institution, and the value is based on the price movements of the underlying index. Index-linked
notes are designed to provide investors access to the returns of various market benchmarks and intended to replicate
the economic effects that would apply had the Fund directly
purchased the underlying referenced asset or basket of
assets. The risks of investing in index-linked notes include unfavorable price movements in the underlying index and the
credit risk of the issuing financial institution. There may be no guarantee of a return of principal with index-linked notes and the appreciation potential may be limited. Index-linked notes may be more volatile and less liquid than other investments
held by the Funds.
g. Equity-Linked Securities
Certain or all Funds invest in equity-linked securities.
Equity-linked securities are hybrid financial instruments
that generally combine both debt and equity characteristics
into a single note form. Income received from equity-linked
securities is recorded as realized gains in the Statements
of Operations and may be based on the performance of
an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying
security and the credit risk of the issuing financial institution.
There may be no guarantee of a return of principal with
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

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equity-linked securities and the appreciation potential may be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Funds.
h. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and
is used to invest in a money market fund managed by
Franklin Advisers, Inc., an affiliate of the Funds, and/or a joint repurchase agreement in the Statements of Assets
and Liabilities. Additionally, the Franklin DynaTech Fund,
Franklin Growth Fund, and Franklin Income Fund received
$33,705,135, $8,202,736, and $2,290,599, respectively,
in U.S. Government and Agency securities as collateral.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statements of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower.
i. Mortgage Dollar Rolls
Certain or all Funds enter into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements
between the Fund and a financial institution where the Fund
sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
j. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by
a designated U.S. bank or the London InterBank Offered
Rate (LIBOR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale. On July 27, 2017, the United Kingdom's Financial
Conduct Authority announced its intention to cease
sustaining LIBOR after 2021. There remains uncertainty
regarding the future utilization of LIBOR and the nature
of any replacement rate. As such, the potential effect of
a transition away from LIBOR on the Fund or the Fund's
investments that use or may use a floating rate based on
LIBOR cannot yet be determined.
k. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
1. Organization and Significant Accounting Policies
(continued)
g. Equity-Linked Securities
(continued)

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jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional
tax reclaims for previously withheld taxes on dividends
earned in those countries (EU reclaims). These additional
filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European
Union, as well as a number of related judicial proceedings.
Income recognized, if any, for EU reclaims is reflected as
other income in the Statements of Operations and any
related receivable, if any, is reflected as European Union
tax reclaims in the Statements of Assets and Liabilities.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amounts of foreign taxes Fund shareholders can use as
tax credits in their individual income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability
that it will be sustained upon examination by the tax
authorities based on its technical merits. As of September
30, 2020, each Fund has determined that no tax liability is
required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken
in future tax years). Open tax years are those that remain
subject to examination and are based on the statute of
limitations in each jurisdiction in which the Fund invests.
l. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded separately on the Statements of Operations.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Funds. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
m. Offering Costs
Offering costs are amortized on a straight line basis over the first twelve months of operations.
n. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
k. Income and Deferred Taxes
(continued)

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o. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

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2. Shares of Beneficial Interest
At September 30, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin DynaTech Fund Franklin Focused Growth Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended September 30, 2020
a
Shares sold
b
................................... 28,364,638 $2,769,255,113 1,189,714 $26,508,969
Shares issued in reinvestment of distributions .......... 402,761 34,512,576 — —
Shares redeemed ............................... (14,031,050) (1,348,876,154) (120,097) (2,827,620)
Net increase (decrease) .......................... 14,736,349 $1,454,891,535 1,069,617 $23,681,349
Year ended September 30, 2019
Shares sold ................................... 18,045,630 $1,406,354,947 — $—
Shares issued in reinvestment of distributions .......... 1,181,936 85,513,056 — —
Shares redeemed ............................... (10,956,984) (841,376,779) — —
Net increase (decrease) .......................... 8,270,582 $650,491,224 — $—
Class C
Class C Shares:
Year ended September 30, 2020
a
Shares sold ................................... 5,052,306 $403,013,647 166,260 $3,673,808
Shares issued in reinvestment of distributions .......... 80,045 5,663,940 — —
Shares redeemed
b
.............................. (2,834,712) (228,672,008) (8,672) (201,422)
Net increase (decrease) .......................... 2,297,639 $180,005,579 157,588 $3,472,386
Year ended September 30, 2019
Shares sold ................................... 3,070,856 $199,977,771 — $—
Shares issued in reinvestment of distributions .......... 239,761 14,455,228 — —
Shares redeemed ............................... (3,574,686) (226,404,945) — —
Net increase (decrease) .......................... (264,069) $(11,971,946) — $—
Class R

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Franklin DynaTech Fund Franklin Focused Growth Fund
Shares Amount Shares Amount
Class R Shares:
Year ended September 30, 2020
a
Shares sold ................................... 796,616 $73,704,539 26,436 $655,110
Shares issued in reinvestment of distributions .......... 12,155 1,008,426 — —
Shares redeemed ............................... (463,145) (42,919,649) (775) (18,946)
Net increase (decrease) .......................... 345,626 $31,793,316 25,661 $636,164
Year ended September 30, 2019
Shares sold ................................... 718,232 $54,816,432 — $—
Shares issued in reinvestment of distributions .......... 33,480 2,351,628 — —
Shares redeemed ............................... (426,266) (32,683,107) — —
Net increase (decrease) .......................... 325,446 $24,484,953 — $—
Class R6 Shares:
Year ended September 30, 2020
a
Shares sold ................................... 26,515,105 $2,733,712,541 2,591 $54,504
Shares issued in reinvestment of distributions .......... 210,608 18,853,620 — —
Shares redeemed ............................... (9,539,958) (942,904,370) — —
Net increase (decrease) .......................... 17,185,755 $1,809,661,791 2,591 $54,504
Year ended September 30, 2019
Shares sold ................................... 14,600,444 $1,197,778,037 — $—
Shares issued in reinvestment of distributions .......... 557,220 41,953,067 — —
Shares redeemed ............................... (6,571,287) (542,848,100) — —
Net increase (decrease) .......................... 8,586,377 $696,883,004 — $—
Advisor Class
Advisor Class Shares:
Year ended September 30, 2020
Shares sold ................................... 16,461,840 $1,663,036,037 422,071 $8,849,438
Shares issued in reinvestment of distributions .......... 95,164 8,429,619 — —
Shares redeemed ............................... (7,080,222) (699,684,015) (4,849) (115,937)
Net increase (decrease) .......................... 9,476,782 $971,781,641 417,222 $8,733,501
Year ended September 30, 2019
c
Shares sold ................................... 8,540,729 $696,364,989 — $—
Shares issued in reinvestment of distributions .......... 208,740 15,569,915 — —
Shares redeemed ............................... (3,396,410) (267,725,750) — —
Net increase (decrease) .......................... 5,353,059 $444,209,154 — $—
2. Shares of Beneficial Interest
(continued)

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Franklin Growth Fund Franklin Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended September 30, 2020
Shares sold
b
................................... 13,572,097 $1,499,164,158 2,231,805,325 $4,788,946,529
Shares issued in reinvestment of distributions .......... 4,607,922 498,807,566 200,674,952 428,721,746
Shares issued on reorganization (See Note 11) ......... 681,606 54,922,873 — —
Shares redeemed ............................... (17,479,810) (1,954,948,076) (820,875,107) (1,739,741,332)
Net increase (decrease) .......................... 1,381,815 $97,946,521 1,611,605,170 $3,477,926,943
Year ended September 30, 2019
Shares sold ................................... 12,734,660 $1,294,982,995 3,539,972,556 $8,051,972,021
Shares issued in reinvestment of distributions .......... 1,182,058 118,489,471 101,099,391 229,215,481
Shares redeemed ............................... (14,767,957) (1,513,943,087) (455,241,055) (1,031,150,814)
Net increase (decrease) .......................... (851,239) $(100,470,621) 3,185,830,892 $7,250,036,688
Class A1
Class A1 Shares:
Year ended September 30, 2020
Shares sold ................................... — $— 605,114,189 $1,309,458,300
Shares issued in reinvestment of distributions .......... — — 841,814,378 1,814,735,049
Shares redeemed ............................... — — (2,964,479,957) (6,335,850,496)
Net increase (decrease) .......................... — $— (1,517,551,390) $(3,211,657,147)
Year ended September 30, 2019
Shares sold ................................... — $— 734,292,978 $1,667,920,670
Shares issued in reinvestment of distributions .......... — — 861,324,178 1,956,731,362
Shares redeemed ............................... — — (2,886,028,051) (6,545,500,654)
Net increase (decrease) .......................... — $— (1,290,410,895) $(2,920,848,622)
Class C
Class C Shares:
Year ended September 30, 2020
Shares sold ................................... 1,134,871 $114,930,143 480,482,839 $1,065,708,701
Shares issued in reinvestment of distributions .......... 395,742 38,913,324 240,566,813 526,881,379
Shares issued on reorganization (See Note 11) ......... 131,927 9,642,973 — —
Shares redeemed
b
.............................. (2,489,823) (256,063,899) (2,081,765,774) (4,509,910,102)
Net increase (decrease) .......................... (827,283) $(92,577,459) (1,360,716,122) $(2,917,320,022)
Year ended September 30, 2019
Shares sold ................................... 1,283,911 $119,568,065 604,815,133 $1,395,555,258
Shares issued in reinvestment of distributions .......... 84,225 7,736,874 282,624,044 650,966,785
Shares redeemed ............................... (5,118,036) (475,428,220) (3,568,750,502) (8,244,148,551)
Net increase (decrease) .......................... (3,749,900) $(348,123,281) (2,681,311,325) $(6,197,626,508)
Class R
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
Franklin Growth Fund Franklin Income Fund
Shares Amount Shares Amount
Class R Shares:
Year ended September 30, 2020
Shares sold ................................... 438,763 $49,058,513 25,335,822 $53,679,732
Shares issued in reinvestment of distributions .......... 215,326 23,244,460 5,933,815 12,525,310
Shares issued on reorganization (See Note 11) ......... 1,379 110,728 — —
Shares redeemed ............................... (1,382,098) (154,660,949) (40,320,807) (84,830,743)
Net increase (decrease) .......................... (726,630) $(82,247,248) (9,051,170) $(18,625,701)
Year ended September 30, 2019
Shares sold ................................... 386,516 $39,100,757 22,136,825 $49,568,022
Shares issued in reinvestment of distributions .......... 54,920 5,489,301 5,857,339 13,054,171
Shares redeemed ............................... (1,371,370) (140,085,608) (40,417,255) (90,037,504)
Net increase (decrease) .......................... (929,934) $(95,495,550) (12,423,091) $(27,415,311)
Class R6
Class R6 Shares:
Year ended September 30, 2020
Shares sold ................................... 5,630,222 $626,797,874 105,804,359 $227,268,477
Shares issued in reinvestment of distributions .......... 1,355,970 146,824,455 44,557,746 95,237,499
Shares issued on reorganization (See Note 11) ......... 8,606 694,117 — —
Shares redeemed ............................... (7,043,737) (800,670,530) (195,996,222) (412,086,530)
Net increase (decrease) .......................... (48,939) $(26,354,084) (45,634,117) $(89,580,554)
Year ended September 30, 2019
Shares sold ................................... 5,242,855 $533,528,077 83,989,939 $189,707,762
Shares issued in reinvestment of distributions .......... 416,642 41,768,390 44,158,383 99,481,277
Shares redeemed ............................... (7,008,411) (720,032,050) (191,415,233) (429,563,313)
Net increase (decrease) .......................... (1,348,914) $(144,735,583) (63,266,911) $(140,374,274)
Advisor Class
Advisor Class Shares:
Year ended September 30, 2020
Shares sold ................................... 5,569,885 $622,207,744 1,042,609,514 $2,237,381,151
Shares issued in reinvestment of distributions .......... 1,537,666 166,713,686 258,698,629 552,732,715
Shares issued on reorganization (See Note 11) ......... 110,569 8,927,640 — —
Shares redeemed ............................... (8,564,088) (970,659,066) (1,775,265,615) (3,733,674,537)
Net increase (decrease) .......................... (1,345,968) $(172,809,996) (473,957,472) $(943,560,671)
Year ended September 30, 2019
Shares sold ................................... 8,275,911 $843,459,997 1,215,772,185 $2,742,135,489
Shares issued in reinvestment of distributions .......... 463,663 46,542,484 241,618,818 544,234,079
Shares redeemed in-kind (Note 13 ) .................. (956,267) (87,335,163) — —
Shares redeemed ............................... (8,294,264) (856,648,088) (1,205,298,748) (2,705,062,441)
Net increase (decrease) .......................... (510,957) $(53,980,770) 252,092,255 $581,307,127
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin U.S. Government
Securities Fund Franklin Utilities Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended September 30, 2020
Shares sold
b
................................... 165,446,175 $1,011,564,347 26,610,660 $556,423,424
Shares issued in reinvestment of distributions .......... 2,856,704 17,452,362 1,023,288 21,318,732
Shares redeemed ............................... (43,482,356) (265,930,679) (13,227,827) (271,930,730)
Net increase (decrease) .......................... 124,820,523 $763,086,030 14,406,121 $305,811,426
Year ended September 30, 2019
Shares sold ................................... 63,345,656 $375,877,932 27,331,039 $549,681,782
Shares issued in reinvestment of distributions .......... 921,344 5,509,871 567,087 11,254,351
Shares redeemed ............................... (9,596,929) (57,176,939) (4,931,903) (100,183,516)
Net increase (decrease) .......................... 54,670,071 $324,210,864 22,966,223 $460,752,617
Class A1
Class A1 Shares:
Year ended September 30, 2020
Shares sold ................................... 52,130,054 $317,814,590 8,112,628 $168,512,761
Shares issued in reinvestment of distributions .......... 10,091,453 61,577,188 6,824,409 142,669,167
Shares redeemed ............................... (100,228,230) (610,888,651) (28,792,932) (590,636,615)
Net increase (decrease) .......................... (38,006,723) $(231,496,873) (13,855,895) $(279,454,687)
Year ended September 30, 2019
Shares sold ................................... 31,667,964 $188,180,745 12,428,032 $244,772,010
Shares issued in reinvestment of distributions .......... 12,257,776 72,888,073 9,723,812 190,596,017
Shares redeemed ............................... (98,666,952) (584,924,153) (32,697,882) (652,169,607)
Net increase (decrease) .......................... (54,741,212) $(323,855,335) (10,546,038) $(216,801,580)
Class C
Class C Shares:
Year ended September 30, 2020
Shares sold ................................... 29,895,894 $181,312,974 4,039,119 $84,267,016
Shares issued in reinvestment of distributions .......... 1,257,443 7,616,309 1,125,133 23,428,018
Shares redeemed
b
.............................. (37,031,228) (224,299,716) (12,031,826) (244,868,835)
Net increase (decrease) .......................... (5,877,891) $(35,370,433) (6,867,574) $(137,173,801)
Year ended September 30, 2019
Shares sold ................................... 9,900,368 $58,656,797 4,737,482 $94,764,608
Shares issued in reinvestment of distributions .......... 1,677,007 9,894,309 1,745,793 33,948,245
Shares redeemed ............................... (45,441,898) (266,169,376) (17,173,602) (340,143,886)
Net increase (decrease) .......................... (33,864,523) $(197,618,270) (10,690,327) $(211,431,033)
Class R
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin U.S. Government
Securities Fund Franklin Utilities Fund
Shares Amount Shares Amount
Class R Shares:
Year ended September 30, 2020
Shares sold ................................... 2,655,852 $16,194,708 1,826,488 $38,608,635
Shares issued in reinvestment of distributions .......... 122,169 745,216 172,297 3,588,892
Shares redeemed ............................... (3,641,431) (22,236,697) (2,311,257) (47,298,854)
Net increase (decrease) .......................... (863,410) $(5,296,773) (312,472) $(5,101,327)
Year ended September 30, 2019
Shares sold ................................... 1,880,919 $11,250,749 2,089,705 $41,924,174
Shares issued in reinvestment of distributions .......... 133,133 792,020 204,895 4,003,694
Shares redeemed ............................... (1,919,391) (11,427,767) (1,612,008) (32,019,228)
Net increase (decrease) .......................... 94,661 $615,002 682,592 $13,908,640
Class R6
Class R6 Shares:
Year ended September 30, 2020
Shares sold ................................... 25,475,895 $156,361,081 4,191,939 $89,390,985
Shares issued in reinvestment of distributions .......... 1,576,631 9,666,706 332,307 7,001,051
Shares redeemed ............................... (62,059,954) (379,492,560) (3,907,293) (80,376,370)
Net increase (decrease) .......................... (35,007,428) $(213,464,773) 616,953 $16,015,666
Year ended September 30, 2019
Shares sold ................................... 59,439,310 $354,899,398 3,594,861 $72,892,164
Shares issued in reinvestment of distributions .......... 4,115,777 24,590,060 643,860 12,661,539
Shares redeemed ............................... (87,769,171) (529,847,901) (9,878,250) (203,902,091)
Net increase (decrease) .......................... (24,214,084) $(150,358,443) (5,639,529) $(118,348,388)
Advisor Class
Advisor Class Shares:
Year ended September 30, 2020
Shares sold ................................... 88,283,587 $542,055,380 20,381,545 $427,808,668
Shares issued in reinvestment of distributions .......... 3,609,760 22,075,398 2,288,051 48,162,900
Shares redeemed ............................... (125,578,345) (772,948,125) (19,091,448) (390,237,121)
Net increase (decrease) .......................... (33,684,998) $(208,817,347) 3,578,148 $85,734,447
Year ended September 30, 2019
Shares sold ................................... 86,539,808 $515,721,436 21,320,610 $434,204,062
Shares issued in reinvestment of distributions .......... 4,124,300 24,667,003 2,659,178 52,686,480
Shares redeemed ............................... (58,081,812) (346,144,755) (17,744,082) (354,492,714)
Net increase (decrease) .......................... 32,582,296 $194,243,684 6,235,706 $132,397,828
a
For the period February 14, 2020 (effective date) to September 30, 2020 for Classes A, C, R and R6 of Franklin Focused Growth Fund.
b
May include a portion of Class C shares that were automatically converted to Class A.
c
During the year ended September 30, 2019, Franklin Focused Growth Fund Advisor Class did not report any share transactions.
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Income Fund and Franklin Utilities Fund pay an investment management fee to Advisers based on the month-end net assets of each of the Funds as follows:
Franklin DynaTech Fund, Franklin Growth Fund and Franklin U.S. Government Securities Fund pay an investment management fee to Advisers based on the month-end net assets of each of the Funds as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Institutional, LLC (FT Institutional) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% Over $50 billion, up to and including $65 billion
0.345% Over $65 billion, up to and including $80 billion
0.340% In excess of $80 billion
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Effective February 1, 2020, the Franklin Focused Growth Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
Prior to February 1, 2020, Franklin Focused Growth Fund paid fees to Advisers based on the average daily net assets of the
Fund as follows:
For the year ended September 30, 2020, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
Effective October 24, 2019, under a subadvisory agreement, FT Institutional, an affiliate of Advisers, provides subadvisory services to Franklin U.S. Government Securities Fund. The subadvisory fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund. Effective March 27, 2020, the subadvisory agreement was terminated for Franklin U.S. Government Securities Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
Annualized Fee Rate Net Assets
0.700% Up to and including $500 million
0.600% Over $500 million, up to and including $1 billion
0.550% Over $1 billion, up to and including $3 billion
0.500% Over $3 billion, up to and including $5 billion
0.450% In excess of $5 billion
Annualized Fee Rate Net Assets
0.850% Up to and including $500 million
0.800% Over $500 million, up to and including $1 billion
0.750% Over $1 billion, up to and including $3 billion
0.730% Over $3 billion, up to and including $5 billion
0.700% In excess of $5 billion
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Gross effective investment management fee rate ........ 0.460% 0.708% 0.439%
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Gross effective investment management fee rate ........ 0.374% 0.455% 0.452%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.25%
Compensation Plans:
Class C ............................... 1.00% 1.00% 1.00%
Class R ............................... 0.50% 0.50% 0.50%
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.25%
Class A1 .............................. 0.15% 0.15% 0.15%
Compensation Plans:
Class C ............................... 0.65% 0.65% 0.65%
Class R ............................... 0.50% 0.50% 0.50%
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $3,630,603 $13,265 $1,440,995
CDSC retained ........................... $215,781 $(52) $75,447
3. Transactions with Affiliates
(continued)

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended September 30, 2020, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended September 30, 2020, investments in affiliated management investment companies were as follows:
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $2,880,782 $158,442 $221,708
CDSC retained ........................... $1,195,899 $99,019 $56,740
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Transfer agent fees ........................ $4,707,009 $22,513 $6,972,114
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Transfer agent fees ........................ $24,904,119 $3,196,014 $3,048,841
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
a
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a a a a a a a a a
Franklin DynaTech Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $439,351,721 $2,804,320,685 $(2,919,741,058) $ — $ — $ 323,931,348 323,931,348 $ 1,899,434
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $479,726,000 $(407,489,000) $ — $ — $ 72,237,000 72,237,000 $ 167,998
Total Affiliated Securities .... $439,351,721 $3,284,046,685 $(3,327,230,058) $— $— $396,168,348 $2,067,432
Franklin Focused Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $116,522 $28,953,765 $(26,723,639) — — $ 2,346,648 2,346,648 $ 855
Total Affiliated Securities .... $116,522 $28,953,765 $(26,723,639) $— $— $2,346,648 $855
Franklin Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $195,726,982 $1,777,586,463 $(1,879,105,590) — — $ 94,207,855 94,207,855 $ 1,295,767
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $272,671,000 $(225,800,000) — — $ 46,871,000 46,871,000 $ 40,951
Total Affiliated Securities .... $195,726,982 $2,050,257,463 $(2,104,905,590) $— $— $141,078,855 $1,336,718
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $1,386,045,053 $28,382,059,180 $(29,129,104,193) — — $ 639,000,040 639,000,040 $ 18,671,125
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
g. Waiver and Expense Reimbursements
For Franklin Income Fund, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class
R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class until January 31, 2021. For Franklin
DynaTech Fund, Franklin Growth Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund, Investor
Services has voluntarily agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed
0.03% based on the average net assets of the class until January 31, 2021.
For Franklin Focused Growth Fund, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.85% based on the average net assets of each class until January 31, 2021. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end. Prior to February 1, 2020, expenses (excluding certain fees and expenses as previously disclosed) for the Fund were limited to 1.00% based on the average net assets of each class.
a
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Income Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $23,902,000 $54,048,000 $(54,828,000) $ — $ — $ 23,122,000 23,122,000 $ 81,781
Total Affiliated Securities .... $1,409,947,053 $28,436,107,180 $(29,183,932,193) $— $— $662,122,040 $18,752,906
Franklin U.S. Government Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $86,808,469 $1,264,991,976 $(1,120,217,387) — — $ 231,583,058 231,583,058 $ 887,176
Total Affiliated Securities .... $86,808,469 $1,264,991,976 $(1,120,217,387) $— $— $231,583,058 $887,176
Franklin Utilities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $35,371,057 $722,739,214 $(752,991,512) — — $ 5,118,759 5,118,759 $ 172,868
Total Affiliated Securities .... $35,371,057 $722,739,214 $(752,991,512) $— $— $5,118,759 $172,868
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
h. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases and sales for the year ended September 30, 2020, were as follows:
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended September 30, 2020, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2020, the capital loss carryforwards were as follows:
During the year ended September 30, 2020, the following Funds utilized capital loss carryforwards as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At September 30, 2020, Franklin DynaTechFund deferred late-year ordinary losses of
$32,663,254. Franklin Utilities Fund deferred post-October capital losses of $2,687,886.
The tax character of distributions paid during the years ended September 30, 2020 and 2019, was as follows:
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Purchases .............................. $13,406,250 —
Sales .................................. — $1,252,875
Franklin
DynaTech Fund
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 11,206,556 $ 3,088,1 82 , 791 $ 216,439,565
Long term ............................. — 2,3 4 0 ,556, 642 368,0 57 , 078
Total capital loss carryforwards ............ $11,206,556 $5,428,739,433 $584,496,643
Franklin Growth
Fund
Capital loss utilized carryforwards ....
$354,068
Franklin DynaTech Fund Franklin Focused Growth Fund
2020 2019 2020 2019
Distributions paid from:
Ordinary income ........................ $— $— $5,450 $2,725
Long term capital gain .................... 71,650,551 168,290,858 266,000 18,275
$71,650,551 $168,290,858 $271,450 $21,000
3. Transactions with Affiliates
(continued)

Franklin Custodian Funds
Notes to Financial Statements

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At September 30, 2020, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Franklin Growth Fund Franklin Income Fund
2020 2019 2020 2019
Distributions paid from:
Ordinary income ........................ $78,550,080 $77,950,588 $3,746,710,160 $3,821,492,884
Long term capital gain .................... 870,854,302 159,117,116 — —
$949,404,382 $237,067,704 $3,746,710,160 $3,821,492,884
Franklin U.S. Government Securities
Fund Franklin Utilities Fund
2020 2019 2020 2019
Distributions paid from:
Ordinary income ........................ $135,068,381 $157,276,563 $171,087,874 $159,770,655
Long term capital gain .................... — — 98,436,503 173,300,087
$135,068,381 $157,276,563 $269,524,377 $333,070,742
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
a a a a
Cost of investments ....................... $9,747,368,391 $39,148,392 $5,898,078,761
Unrealized appreciation ..................... $8,815,899,489 $8,704,194 $12,834,220,764
Unrealized depreciation ..................... (19,724,105) (128,721) (52,424,950)
Net unrealized appreciation (depreciation) ....... $8,796,175,384 $8,575,473 $12,781,795,814
Distributable earnings:
Undistributed ordinary income ................ $— $170,476 $36,379,051
Undistributed long term capital gains ........... — 336,870 1,293,847,955
Total distributable earnings .................. $— $507,346 $1,330,227,006
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
a a a a
Cost of investments ....................... $65,404,609,330 $5,196,381,520 $3,428,904,807
Unrealized appreciation ..................... $6,028,193,634 $155,997,815 $2,747,821,809
Unrealized depreciation ..................... (8,209,892,026) (10,691,527) (126,106,037)
Net unrealized appreciation (depreciation) ....... $(2,181,698,392) $145,306,288 $2,621,715,772
Distributable earnings:
Undistributed ordinary income ................ $— $— $12,889,753
Undistributed long term capital gains ........... — — 359,730,065
Total distributable earnings .................. $— $— $372,619,818
5. Income Taxes
(continued)

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses, bond discounts and premiums, corporate actions, equity-linked securities, wash sales and gains realized on in-kind shareholder redemptions.
Franklin Growth Fund, Franklin Focused Growth Fund and Franklin Utilities Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended September 30, 2020, were as follows:
At September 30, 2020, in connection with securities lending transactions, the Franklin DynaTech Fund, Franklin Growth
Fund, and Franklin Income Fund loaned equity investments and received $91,063,755, $58,589,922 and $34,856,630 of cash collateral, respectively. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Credit Risk and Defaulted Securities
At September 30, 2020, Franklin Income Fund had 25.3% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Franklin Income Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible.
At September 30, 2020, the aggregate value of these securities was $225,418,973 representing 0.4% of each Fund's net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Statements of Investments.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Purchases .............................. $6,268,568,835 $39,035,416 $1,507,830,356
Sales .................................. $1,668,672,090 $5,526,915 $2,738,978,945
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Purchases .............................. $45,673,383,991 $3,359,780,212 $789,441,061
Sales .................................. $49,078,224,645 $3,185,311,997 $906,429,367
5. Income Taxes
(continued)

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
9. Other Derivative Information
At September 30, 2020, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
For the year ended September 30, 2020, the effect of derivative contracts in the Statements of Operations was as follows:
For the year ended September 30, 2020, the average month end notional amount of futures contracts, swap contracts and options represented $694,243,389, $1,923,077 and $29,417,692, respectively.
See Note 1(e) regarding derivative financial instruments.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement(s) of
Assets and Liabilities
Location Fair Value
Statement(s) of
Assets and Liabilities
Location Fair Value
Franklin Income Fund
Equity contracts ...........
Investments in securities, at value $ — Options written, at value $ 2,942,000
Total .................... $— $2,942,000
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Franklin Income Fund
Interest rate contracts .......
Futures contracts $(57,189,500) Futures contracts $(15,254,808)
Credit contracts ............
Swaps contracts 14,683,611 Swap contracts —
Equity Contracts ...........
Investments (22,017,407) Investments —
Written options 193,685,377 Written options (26,586,719)
Total .................... $129,162,081 $(41,841,527)

Franklin Custodian Funds
Notes to Financial Statements

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10. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the year ended September 30, 2020, investments in “affiliated companies” were as follows:
11. Reorganization
On February 7, 2020, Franklin Growth Fund, pursuant to a plan of reorganization approved on November 22, 2019, by shareholders of Franklin Select U.S. Equity Fund (Acquired Fund), a series of Franklin Strategic Series, acquired 100%
of the Acquired Fund’s net assets, primarily made up of investment securities, which included $34,292,301 of unrealized appreciation, through a tax-free exchange of 934,087 shares of the Fund (valued at $108,590,632). Immediately after the completion of the reorganization, the combined net assets of the Fund were $17,919,822,034.
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Principal
Amount Held
at End
of Year
Investment
Income
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Chesapeake Energy Corp. .. $ 325,710,000 $ — $ (159,935,764) $ (334,910,619) $ 169,136,383 $ —
a
— $ —
Chesapeake Energy Corp.,
Convertible Preferred, 5.75% 44,721,438 — (2,811,237) (65,365,704) 23,455,503 —
a
— 3,248,175
Weatherford International plc . — 331,232,649
b
(2,940,341) (4,892,313) (294,734,995) 28,665,000 14,700,000 —
Interest
Chesapeake Energy Corp.,
Senior Note, 5.5%, 9/15/26 6,075,000 103,470,59 4
b
(5,887,500) (10,437,322) —
c
—
c
—
c
5,496,16 7
Chesapeake Energy Corp.,
Senior Bond, 8%, 6/15/27 . 135,500,000 14,777,377
b
(139,196,735)
b
— (11,080,642) —
a
— 4,468,444
Chesapeake Energy Corp.,
Senior Note, 8%, 1/15/25 .. 396,487,500 30,022,467
b
(357,006,250)
b
— (69,503,717) —
a
— 11,243,333
Chesapeake Energy Corp.,
Senior Note, 7.5%, 10/01/26 88,502,000 114,424
b
(66,260,220
b
— (22,356,204) —
a
— 2,099,500
Chesapeake Energy Corp.,
Senior Note, 7%, 10/01/24 . 212,871,889 77,873,416
b
(8,570,175) (21,786,042) —
c
—
c
—
c
14,270,279
Chesapeake Energy Corp.,
Senior Note, 144A, 8%,
3/15/26 .............. 448,500,000 7,914,472
b
(399,497,205)
b
— (56,917,267) —
a
— 11,542,588
Total Affiliated Securities
(Value is 0.0% of Net Assets) $1,658,367,827 $565,405,399 $(1,142,105,427) (437,392,000) (262,000,939) $28,665,000 $52,368,486
a
As of September 30, 2020, no longer held by the fund.
b
May include accretion, amortization, partnership adjustments, and/or corporate actions.
c
As of September 30, 2020, no longer an affiliate.

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
The primary purpose for the reorganization was to combine the Acquired Fund with a larger fund that had lower annual fund operating expense ratios, better overall historical performance, identical investment goals and similar principal investment strategies/risks. The estimated cost of the reorganization was $159,765 of which the Fund and the Acquired Fund each paid
25% and Adviser paid 50%. The allocated portion of the Fund’s reorganization expenses are included with other expenses in the Statement of Operations.
Assuming the reorganization had been completed on October 1, 2019, the Fund’s pro forma results of operations, would have been as follows:
12. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended September 30, 2020, the Funds did not use the Global Credit Facility.
13. Redemption In-Kind
During the year ended September 30, 2019, the Franklin Growth Fund realized $52,349,028 of net gains resulting from redemptions in-kind in which a shareholder redeemed fund shares for cash and securities held by the Fund. Because such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
14. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
Period
Net Investment
(Loss)
Net Realized
and Unrealized
Gain (Loss)
Net Increase
(Decrease) in Net
Assets from
Operations
For the period October 1, 2019, through September 30, 2020 ........ $60,229,290 $3,869,024,774 $3,929,254,064
11. Reorganization
(continued)

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2020, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin DynaTech Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 58,194,000 $ — $ — $ 58,194,000
Automobiles .......................... 156,588,650 — — 156,588,650
Biotechnology ......................... 317,674,055 79,233,053 — 396,907,108
Capital Markets ........................ 420,276,300 — — 420,276,300
Diversified Consumer Services ............ 75,012,000 — — 75,012,000
Diversified Financial Services ............. 11,521,838 — — 11,521,838
Electric Utilities ........................ 120,738,600 — — 120,738,600
Electronic Equipment, Instruments &
Components ........................ 129,169,000 60,755,027 — 189,924,027
Entertainment ......................... 547,815,950 28,326,505 — 576,142,455
Equity Real Estate Investment Trusts (REITs) . 596,099,000 — — 596,099,000
Health Care Equipment & Supplies ......... 1,345,186,500 — — 1,345,186,500
Health Care Providers & Services .......... 107,066,000 — — 107,066,000
Health Care Technology ................. 574,386,503 — — 574,386,503
Industrial Conglomerates ................ 138,288,500 — — 138,288,500
Insurance ............................ 750,772 — — 750,772
Interactive Media & Services .............. 956,287,011 219,517,434 — 1,175,804,445
Internet & Direct Marketing Retail .......... 2,361,059,996 141,016,859 — 2,502,076,855
IT Services ........................... 2,420,247,264 380,602,166 — 2,800,849,430
Life Sciences Tools & Services ............ 499,876,000 268,368,643 — 768,244,643
Machinery ............................ 15,242,000 — — 15,242,000
Media ............................... 187,521,700 — — 187,521,700
Pharmaceuticals ....................... 164,062,000 163,903,053 — 327,965,053
Professional Services ................... 288,017,000 — — 288,017,000
Semiconductors & Semiconductor Equipment . 1,070,691,600 — — 1,070,691,600
Software ............................. 3,937,950,803 9,478,890 — 3,947,429,693
Specialty Retail ........................ 60,943,000 — — 60,943,000
Technology Hardware, Storage & Peripherals . 185,296,000 — — 185,296,000
Textiles, Apparel & Luxury Goods .......... 31,385,000 — — 31,385,000
Short Term Investments ................... 396,168,348 18,826,755 — 414,995,103
Total Investments in Securities ........... $17,173,515,390 $1,370,028,385 $— $18,543,543,775
Franklin Focused Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Automobiles .......................... 620,348 — — 620,348
Capital Markets ........................ 623,295 — — 623,295
Electric Utilities ........................ 1,048,622 — — 1,048,622
Entertainment ......................... 1,929,471 — — 1,929,471
Equity Real Estate Investment Trusts (REITs) . 917,581 — — 917,581
Food & Staples Retailing ................. 929,745 — — 929,745
Health Care Equipment & Supplies ......... 4,367,496 — — 4,367,496
Health Care Technology ................. 1,223,176 — — 1,223,176
Industrial Conglomerates ................ 804,444 — — 804,444
Interactive Media & Services .............. 2,202,841 1,056,791 — 3,259,632
Internet & Direct Marketing Retail .......... 6,845,276 — — 6,845,276
IT Services ........................... 5,898,055 1,403,353 — 7,301,408
14. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
Level 1 Level 2 Level 3 Total
Franklin Focused Growth Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Life Sciences Tools & Services ............ $ 358,842 $ 538,446 $ — $ 897,288
Media ............................... 1,085,103 — — 1,085,103
Personal Products ..................... 448,940 — — 448,940
Professional Services ................... 1,223,160 — — 1,223,160
Semiconductors & Semiconductor Equipment . 2,776,212 — — 2,776,212
Software ............................. 9,076,020 — — 9,076,020
Short Term Investments ................... 2,346,648 — — 2,346,648
Total Investments in Securities ........... $44,725,275 $2,998,590 $— $47,723,865
Franklin Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 817,073,662 — — 817,073,662
Auto Components ...................... 1,362,365 — — 1,362,365
Beverages ........................... 531,237,212 — — 531,237,212
Biotechnology ......................... 433,577,847 — — 433,577,847
Building Products ...................... 200,563,593 — — 200,563,593
Capital Markets ........................ 536,324,493 — — 536,324,493
Chemicals ........................... 623,991,887 — — 623,991,887
Commercial Services & Supplies ........... 60,154,740 — — 60,154,740
Construction Materials .................. 93,192,439 — — 93,192,439
Electric Utilities ........................ 141,015,746 — — 141,015,746
Electrical Equipment .................... 68,876,546 — — 68,876,546
Electronic Equipment, Instruments &
Components ........................ 434,521,597 — — 434,521,597
Entertainment ......................... 213,991,594 — — 213,991,594
Equity Real Estate Investment Trusts (REITs) . 345,962,554 — — 345,962,554
Food Products ........................ 121,273,744 — — 121,273,744
Health Care Equipment & Supplies ......... 1,143,700,483 — — 1,143,700,483
Health Care Providers & Services .......... 198,019,658 — — 198,019,658
Health Care Technology ................. 24,476,843 — — 24,476,843
Hotels, Restaurants & Leisure ............. 67,363,042 — — 67,363,042
Interactive Media & Services .............. 789,389,064 — — 789,389,064
Internet & Direct Marketing Retail .......... 1,260,120,732 — — 1,260,120,732
IT Services ........................... 1,185,131,068 110,562,470 — 1,295,693,538
Life Sciences Tools & Services ............ 746,785,161 76,987,693 — 823,772,854
Machinery ............................ 659,277,286 — — 659,277,286
Media ............................... 186,088,505 — — 186,088,505
Personal Products ..................... 20,083,365 — — 20,083,365
Pharmaceuticals ....................... 862,062,821 — — 862,062,821
Professional Services ................... 645,970,236 — — 645,970,236
Road & Rail .......................... 885,264,824 — — 885,264,824
Semiconductors & Semiconductor Equipment . 868,294,776 — — 868,294,776
Software ............................. 2,635,470,887 — — 2,635,470,887
Technology Hardware, Storage & Peripherals . 1,078,997,138 — — 1,078,997,138
Textiles, Apparel & Luxury Goods .......... 236,807,608 — — 236,807,608
Trading Companies & Distributors .......... 122,712,435 — — 122,712,435
Water Utilities ......................... 100,390,684 — — 100,390,684
14. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Growth Fund (continued)
Assets:
Investments in Securities:
Short Term Investments ................... $ 141,078,855 $ 11,718,922 — $ 152,797,777
Total Investments in Securities ........... $18,480,605,490 $199,269,085 $— $18,679,874,575
Franklin Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 694,765,854 — $ — 694,765,854
Air Freight & Logistics ................... 499,890,000 — — 499,890,000
Automobiles .......................... 192,335,000 — — 192,335,000
Banks ............................... 2,795,815,620 220,781,499 — 3,016,597,119
Beverages ........................... 1,903,475,000 — — 1,903,475,000
Capital Markets ........................ 193,400,000 — — 193,400,000
Chemicals ........................... — 365,298,527 — 365,298,527
Containers & Packaging ................. 228,101,326 — — 228,101,326
Diversified Telecommunication Services ..... 1,547,933,467 — — 1,547,933,467
Electric Utilities ........................ 3,480,443,304 — — 3,480,443,304
Energy Equipment & Services ............. 28,665,000 — — 28,665,000
Equity Real Estate Investment Trusts (REITs) . 79,705,536 — — 79,705,536
Health Care Providers & Services .......... 292,000,000 — — 292,000,000
Household Products .................... 903,435,000 — — 903,435,000
Industrial Conglomerates ................ 658,440,000 — — 658,440,000
Insurance ............................ 520,380,000 — — 520,380,000
IT Services ........................... 304,175,000 — — 304,175,000
Machinery ............................ 359,940,802 — — 359,940,802
Media ............................... 173,475,000 — — 173,475,000
Metals & Mining ....................... 497,785,000 — — 497,785,000
Multiline Retail ........................ 328,220,700 — — 328,220,700
Multi-Utilities .......................... 1,629,340,000 — — 1,629,340,000
Oil, Gas & Consumable Fuels ............. 3,111,695,000 — — 3,111,695,000
Personal Products ..................... — 184,966,880 — 184,966,880
Pharmaceuticals ....................... 2,254,820,000 710,246,561 — 2,965,066,561
Road & Rail .......................... 393,740,000 — — 393,740,000
Semiconductors & Semiconductor Equipment . 969,248,690 — — 969,248,690
Software ............................. 179,100,000 — — 179,100,000
Tobacco ............................. 374,950,000 — — 374,950,000
Wireless Telecommunication Services ....... — 66,274,104 — 66,274,104
Equity-Linked Securities ................... — 12,428,195,892 — 12,428,195,892
Convertible Preferred Stocks :
Banks ............................... 446,400,000 — — 446,400,000
Capital Markets ........................ 70,200,000 — — 70,200,000
Chemicals ........................... 11,075,000 — — 11,075,000
Electric Utilities ........................ 756,578,196 — — 756,578,196
Health Care Equipment & Supplies ......... 63,878,000 — — 63,878,000
Machinery ............................ 76,092,606 — — 76,092,606
Multi-Utilities .......................... 227,495,390 — — 227,495,390
Semiconductors & Semiconductor Equipment . 523,635,000 — — 523,635,000
Thrifts & Mortgage Finance ............... — 115,387,500 — 115,387,500
Preferred Stocks ........................ 148,823,265 — — 148,823,265
Convertible Bonds ....................... — 86,246,298 — 86,246,298
Corporate Bonds ........................ — 18,544,596,136 — 18,544,596,136
Index-Linked Notes ...................... — 172,075,680 — 172,075,680
Senior Floating Rate Interests ............... — 154,440,885 — 154,440,885
U.S. Government and Agency Securities ....... — 983,001,952 — 983,001,952
Mortgage-Backed Securities ................ — 1,598,089,598 — 1,598,089,598
14. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
a
Includes securities determined to have no value at September 30, 2020.
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
15. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
16. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Income Fund (continued)
Assets:
Investments in Securities:
Convertible Preferred Stocks:
Escrows and Litigation Trusts ............... $ — $ — $ —
a
$ —
Short Term Investments ................... 662,122,040 11,734,630 — 673,856,670
Total Investments in Securities ........... $27,581,574,796 $35,641,336,142 $— $63,222,910,938
Liabilities:
Other Financial Instruments:
Options written .......................... $ 2,942,000 $ — $ — $ 2,942,000
$— $— $— $—
Franklin U.S. Government Securities Fund
Assets:
Investments in Securities:
U.S. Government and Agency Securities ....... — 22,851,660 — 22,851,660
Mortgage-Backed Securities ................ — 5,087,253,090 — 5,087,253,090
Short Term Investments ................... 231,583,058 — — 231,583,058
Total Investments in Securities ........... $231,583,058 $5,110,104,750 $— $5,341,687,808
Franklin Utilities Fund
Assets:
Investments in Securities:
Common Stocks :
Diversified Telecommunication Services ..... — 35,188,105 — 35,188,105
Electric Utilities ........................ 3,463,685,926 — — 3,463,685,926
Gas Utilities .......................... 167,217,500 — — 167,217,500
Independent Power and Renewable Electricity
Producers .......................... 68,409,868 — — 68,409,868
Multi-Utilities .......................... 1,806,788,747 157,079,385 — 1,963,868,132
Oil, Gas & Consumable Fuels ............. 141,984,000 21,669,327 — 163,653,327
Water Utilities ......................... 143,755,907 33,140,433 — 176,896,340
Corporate Bonds ........................ — 6,582,622 — 6,582,622
Short Term Investments ................... 5,118,759 — — 5,118,759
Total Investments in Securities ........... $5,796,960,707 $253,659,872 $— $6,050,620,579
14. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Abbreviations
Selected Portfolio
ADR American Depositary Receipt
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
FRN Floating Rate Note
GNMA Government National Mortgage Association
LIBOR London Inter-Bank Offered Rate
NYRS New York Registry Shares

Franklin Custodian Funds
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Custodian Funds and Shareholders of Franklin DynaTech Fund, Franklin Focused Growth
Fund, Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government Securities Fund, and Franklin Utilities Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin
DynaTech Fund, Franklin Focused Growth Fund, Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government
Securities Fund, and Franklin Utilities Fund (constituting Franklin Custodian Funds, hereafter collectively referred to as the "Funds") as of September 30, 2020, the related statements of operations for the year ended September 30, 2020, the statements of changes in net assets for each of the two years in the period ended September 30, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the
Funds as of September 30, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2020 and each of the financial highlights for each of periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
November 18, 2020
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Custodian Funds
Tax Information (unaudited)

franklintempleton.com
Annual Report
Under Section 852(b)(3)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended September 30, 2020:
Under Section 871(k)(2)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as short term capital gain dividends for purposes of the tax imposed under Section 871(a)(1)
(A) of the Internal Revenue Code for the fiscal year ended September 30, 2020:
Under Section 854(b)(1)(A) of the Internal Revenue Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended September 30,
2020:
Under Section 854(b)(1)(B) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal
Revenue Code for the fiscal year ended September 30, 2020:
Distributions, including qualified dividend income, paid during calendar year 2020 will be reported to shareholders on Form
1099-DIV by mid-February 2021. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.
Under Section 871(k)(1)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the
Internal Revenue Code for the fiscal year ended September 30, 2020:
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin
Growth
Fund
Franklin
Utilities Fund
$71,650,551 $297,169 $1,002,785,184 $139,618,093
Franklin
Focused
Growth Fund
Franklin
Utilities Fund
$5,450 $9,110,270
Franklin
Growth Fund
Franklin
Focused
Growth Fund
Franklin
Income
Fund
Franklin
Utilities
Fund
100% 100% 21% 100%
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin
Growth
Fund
Franklin
Income
Fund
Franklin
Utilities Fund
$42,103,838 $54,153 $177,925,805 $988,036,099 $210,571,780
Franklin
Income Fund
Franklin U.S.
Government
Securities Fund
$2,181,632,144 $132,444,837

Franklin Custodian Funds
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1976 126 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 107 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation (2018–
present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal
Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 126 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-May 2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Custodian Funds

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1998
and Lead Independent
Trustee since 2019
126 Hess Corporation (exploration
of oil and gas) (1993-present),
Canadian National Railway
(railroad) (2001-present), White
Mountains Insurance Group, Ltd.
(holding company) (2004-present),
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-present); Santander
Holdings USA. (holding company)
(2019-present); and formerly ,
RTI International Metals, Inc.
(manufacture and distribution of
titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 126 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 126 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-May 2020;
previously 2010-2012), Cbeyond,
Inc. (business communications
provider) (2010-2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-September 2020); Executive Vice President - Government
Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government
Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor,
University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Custodian Funds

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2013 137 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board since 2013,
Trustee since 1983
and Vice President
since 1982
126 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Gaston Gardey (1967) Treasurer, Chief
Financial
Officer and Chief
Accounting
Officer
Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 24 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Franklin Custodian Funds

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Robert Lim (1948) Vice
President
– AML
Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton (since December 2018).
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin Custodian Funds

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-May 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Custodian Funds
Shareholder Information

franklintempleton.com
Annual Report
Liquidity Risk Management Program
Each of the Funds has adopted and implemented a written
Liquidity Risk Management Program (the “LRMP”) as
required by Rule 22e-4 under the Investment Company
Act of 1940 (the “Liquidity Rule”). The LRMP is designed
to assess and manage each Fund’s liquidity risk, which is
defined as the risk that the Fund could not meet requests
to redeem shares issued by the Fund without significant
dilution of remaining investors’ interests in the Fund. In
accordance with the Liquidity Rule, the LRMP includes
policies and procedures that provide for: (1) assessment,
management, and review (no less frequently than annually)
of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly
Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3)
for Funds that do not primarily hold assets that are Highly
Liquid, establishing and maintaining a minimum percentage
of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4)
prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net
assets in Illiquid assets. The LRMP also requires reporting
to the SEC (on a non-public basis) and to the Board if the
Fund’s holdings of Illiquid assets exceed 15% of the Fund’s
net assets. Funds with HLIMs must have procedures for
addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the Securities and
Exchange Commission (“SEC”) (on a non-public basis).
The Funds’ Board of Trustees approved the appointment
of the Director of Liquidity Risk within the Investment Risk
Management Group (the “IRMG”) as the Administrator
of the LRMP. The IRMG maintains the Investment
Liquidity Committee (the “ILC”) to provide oversight and
administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC
includes representatives from Franklin Templeton’s Risk,
Trading, Global Compliance, Investment Compliance,
Investment Operations, Valuation Committee and Product
Management groups.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
The Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2020, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness
of the program during the period December 1, 2018 to
December 31, 2019. The Program Administrator report
concluded that (i.) the LRMP, as adopted and implemented,
remains reasonably designed to assess and manage each
Fund’s liquidity risk; (ii.) the LRMP, including the Highly
Liquid Investment Minimum (“HLIM”) where applicable, was
implemented and operated effectively to achieve the goal
of assessing and managing each Fund’s liquidity risk; and
(iii.) each Fund was able to meet requests for redemption
without significant dilution of remaining investors’ interests in the Fund. At the same time, the Program Administrator also
presented the Fund Board of Trustees an update on liquidity
during the first quarter of 2020 in relation to the COVID-19 pandemic.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s

Franklin Custodian Funds
Shareholder Information

franklintempleton.com
Annual Report
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive each Fund’s financial reports every six
months as well as an annual updated summary prospectus
(prospectus available upon request). To reduce Fund
expenses, we try to identify related shareholders in
a household and send only one copy of the financial
reports and summary prospectus. This process, called
“householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents
householded, please call us at (800) 632-2301. At any time
you may view current prospectuses/summary prospectuses
and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

FCF A 11/20
© 2020 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should
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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
 Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $511,004 for the fiscal year ended September 30, 2020 and $672,777 for the fiscal year ended September 30, 2019.

(b)      Audit-Related Fees
The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4 were $9,399 for the fiscal year ended September 30, 2020 and $9,399 for the fiscal year ended September 30, 2019. The services for which these fees were paid included attestation services.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $199,302 for the fiscal year ended September 30, 2020 and $210,000 for the fiscal year ended September 30, 2019.  The services for which these fees were paid included professional fees in connection with tax treatment of equipment lease transactions, professional fees in connection with an Indonesia withholding tax refund claim and tax compliance services related to year-end.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended September 30, 2020 and $45,059 for the fiscal year ended September 30, 2019. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $87,457 for the fiscal year ended September 30, 2020 and $114,908 for the fiscal year ended September 30, 2019.  The services for which these fees were paid included valuation services related to fair value engagement, the issuance of an Auditor’s Certificate for South Korean regulatory shareholders disclosures, benchmarking services in connection with the ICI TA Survey, professional fees in connection with determining the feasibility of a U.S. direct lending structure, and compliance examination for Investment Advisor Act rule 204-2 and 206-4 (2)n.
(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $296,158 for the fiscal year ended September 30, 2020 and $379,366 for the fiscal year ended September 30, 2019.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee

of Listed Registrants.  N/A

Item 6. Schedule of Investments.          N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.   N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                         N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Evaluation of Disclosure Controls and Procedures
. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)

Changes in Internal Controls
.
During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                            N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

Section 302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
CUSTODIAN FUNDS

By __S\MATTHEW T. HINKLE_____
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  November 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By ___S\MATTHEW T. HINKLE____
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  November 25, 2020

By ___S\GASTON GARDEY________
      Gaston Gardey
      Chief Financial Officer and Chief Accounting Officer
Date  November 25, 2020